Registration No. 333-19725

Registration No. 811-08017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 40	☒

AND/OR

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 99	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
President and Assistant Secretary	Senior Vice President, General Counsel
Annuity Investors Life Insurance Company	Secretary and Chief Compliance Officer
P.O. Box 5423	Annuity Investors Life Insurance Company
Cincinnati, Ohio 45201-5423	P.O. Box 5423
(Name and Address of Agent for Service)	Cincinnati, Ohio 45201-5423

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on April 29, 2022 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:	Units of Interest in Annuity Investors Variable Account B under
The Commodore Spirit® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE SPIRIT®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED APRIL 29 , 2022

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts (“participant’s interest”) are referred to in this prospectus as the “Contract(s).” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The offering of the Contracts to new purchasers has been suspended. However, existing Contract owners may continue to make additional Purchase Payments. Owners of contracts issued with the riders described in this prospectus can no longer send a written request to us to receive the benefits under the rider (“activation”).

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). Each Subaccount invests in shares of a registered investment company or a portfolio of a registered investment company (each, a “Portfolio”).

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ADDITIONAL INFORMATION ABOUT CERTAIN INVESTMENT PRODUCTS, INCLUDING VARIABLE ANNUITIES, HAS BEEN PREPARED BY THE SECURITIES AND EXCHANGE COMMISSION’S STAFF AND IS AVAILABLE AT INVESTOR.GOV.

•	Neither the Contract nor a Participant’s interest in the Contract is a deposit or obligation of a bank or credit union or guaranteed by a bank or credit union.

•	Neither the Contract nor a Participant’s interest in the Contract is FDIC or NCUSIF insured.

•	Both the Contract and a Participant’s interest in the Contract involve investment risk and may lose value.

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DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Commencement Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Base Amount. The amount on which Rider charges and Benefit payments under a Rider are based.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.

Death Benefit Commencement Date. The first day of the first payment interval for a Death Benefit that is paid as periodic payments or the date of payment for a Death Benefit that is paid as a lump sum. The Beneficiary designates the Death Benefit Commencement Date when filing a claim by Written Request. It can be no earlier than the date that we have received at our administrative office both Due proof of the death of the Owner and a claim in Good Order with instructions as to the form of the Death Benefit.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; and any applicable premium tax or other taxes not previously deducted. On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Tax-Qualified Contract. A contract that is intended to qualify for special tax treatment for retirement savings. The Contract specifications page indicates whether this Contract is a Tax-Qualified Contract.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

IMPORTANT INFORMATION YOU SHOULD CONSIDER ABOUT THE CONTRACT

	Fees and Expenses	Location in Prospectus

Charges for Early Withdrawals

If you withdraw money from your Contract within 7 years of your most recent purchase payment, you will be assessed a surrender charge of up to 7% of the amount withdrawn.

For example, if you make a withdrawal within 7 years of your most recent purchase payment, you could pay a surrender charge of up to $7,000 on a $100,000 investment.

Fee Table Charges and Deductions

Transaction Charges	In addition to surrender charges, you will be charged a $25 transfer fee for each transfer between investment options in excess of 12 in any Contract Year. You may also be charged an annual automatic transfer program fee and an annual systematic withdrawal fee.	Fee Table Charges and Deductions

Ongoing Fees and Expenses (annual charges)	The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contact specifications page for information about the specific fees you will pay each year based on the options you have elected.	Fee Table Charges and Deductions Appendix A

Annual Fee	Minimum	Maximum
Base Contract	1.33%[1]	1.33%[1]
(varies by Contract Class) Investment Options (Portfolio fees and expenses)	0.26%	1.56%
Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[2]	1.20%[3]

1.	As a percentage of Account Value
2.	As a percentage of Benefit Base Amount. This charge is for the least expensive optional benefit.
3.	As a percentage of Benefit Base Amount. This charge is for the most expensive optional benefit.

Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract, which could add withdrawal charges that substantially increase costs.

Lowest Annual Cost: $1,462	Highest Annual Cost: $3,477

Assumes • Investment of $100,000 • 5% annual appreciation • Least expensive Portfolio fees • No optional benefits • No sales charges • No additional purchase payments, transfers or withdrawals

Assumes

•  Investment of $100,000

•  5% annual appreciation

•  Most expensive combination of optional benefits and Portfolio fees

•  No sales charges

•  No additional purchase payments, transfers or withdrawals

	RISKS	LOCATION IN PROSPECTUS

Risk of Loss	You can lose money by investing in the Contract including loss of principal.	PRINCIPAL RISKS

Not a Short-Term Investment	The Contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. The Contract provides tax deferral on earnings which makes it more beneficial as a long-term investment. A surrender charge may apply up to 7 years from the date of your last purchase payment which will reduce the amount you receive for a withdrawal or a surrender	PRINCIPAL RISKS

Risks Associated with Investment Options	An investment in the Contract is subject to the risk of poor investment performance and can vary depending on the performance of the investment options available under the Contract (e.g. Portfolios). Each investment option, including the Fixed Account, will have its own unique risks. You should review the investment options before making an investment decision.	PRINCIPAL RISKS

Insurance Company Risks	An investment in the Contract is subject to the risks related to the Company. Any obligations (including obligations under the Fixed Account), guarantees, or benefits are subject to the claims paying ability of the Company. Additional information about the Company, including its financial strength ratings, is available upon request by calling 1-800-789-6771.	PRINCIPAL RISKS

RESTRICTIONS

Investments	Certain Portfolios are no longer available as investment options. If you previously activated a guaranteed withdrawal rider that was attached to your contract, the Portfolios that are available as investment options are restricted. Transfers are subject to restrictions as to amount and timing. The Company reserves the right to remove or substitute Portfolios as investment options.	APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT TRANSFERS GUARANTEED WITHDRAWAL RIDERS

Optional Benefits

•  The guaranteed withdrawal riders can no longer be activated.

•  Excess Withdrawals under the guaranteed withdrawal riders will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value.

•  If you previously activated a guaranteed withdrawal rider that was attached to your contract, the Portfolios that are available as investment options are restricted.

•  A partial surrender or withdrawal may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal or partial surrender.

•  Withdrawals that exceed the limits specified by the terms of an optional benefit may also terminate the benefit.

•  Under the terms of the guaranteed withdrawal riders, you must pay off all loans prior to the date that you first choose to take a benefit under the rider

•  Special transfer rules apply if you have a loan and activate a Rider.

GUARANTEED WITHDRAWAL RIDERS DEATH BENEFIT APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

TAXES

Tax Implications	You should consult with a tax professional to determine the tax implications of an investment in and purchase payments received under the Contract. There is no additional tax benefit to you if the Contract is purchased through a tax-qualified plan or individual retirement account (IRA). Generally, withdrawals will be subject to ordinary income tax, and may be subject to tax penalties.	FEDERAL TAX MATTERS

CONFLICTS OF INTEREST

Investment Professional Compensation	Some investment professionals may receive compensation for selling the Contract to you. The compensation is typically paid as a commission calculated as a percentage of the purchase payments received for a Contract. These investment professionals may have a financial incentive to offer or recommend the Contract over another investment.	DISTRIBUTION OF THE CONTRACTS

Exchanges	Some investment professionals may have a financial incentive to offer you a new contract in place of the one you already own. You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is preferable for you to purchase the new contract rather than continue to own your existing contract.	DISTRIBUTION OF THE CONTRACTS

OVERVIEW OF THE CONTRACT

Purpose

The Contracts offer you the opportunity to participate in the market on a tax deferred basis through investment options you choose while also providing a death benefit. The Portfolios and the Fixed Account are the investment options available. The Contracts are appropriate for investors who want a long-term investment or retirement savings.

Phases of the Contracts

The Accumulation Period and the Benefit Payment Period are the two phases of the Contracts.

Accumulation Period. During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

Benefit Payment Period. When the Contract is annuitized, we promise to pay a stream of annuity benefit payments for the duration of the settlement option selected. During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period. After the Contract is annuitized, you will no longer be able to make a withdrawal from the Contract and the Death Benefit will terminate. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

Additional information about each Portfolio is provided in Appendix A: Portfolios Available Under the Contract to this prospectus.

Contract Features

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

•

Withdrawal or Surrender. An Owner may take a withdrawal or surrender a Contract during the Accumulation Period subject to certain restrictions and charges. A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

•

Contract Loans. An Owner may be able to borrow money if a Contract has a loan provision. If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. We will charge interest on any loans taken. Under the terms of the guaranteed withdrawal riders, you must pay off all loans prior to the date that you first choose to take a benefit under the rider. If you activated an optional living benefit rider and have an outstanding loan, there are special transfer rules applicable to collateral for the loan. See the Contract Loans and Guaranteed Withdrawal Riders sections of this prospectus for more information.

•	Optional Benefits. Contracts issued before June 1, 2009 included optional living benefit riders for additional charges. These riders are no longer available.

•	Automatic Transfer Programs. During the Accumulation Period, an owner may enroll in automatic transfer programs such as Dollar Cost Averaging, Portfolio Rebalancing, and Interest Sweep.

FEE TABLE

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering or making withdrawals from the Contract. Please refer to your Contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

Transaction Expenses

The first table describes the fees and expenses you will pay at the time that you buy the Contract, surrender or make withdrawals from the Contract, or transfer Account Value between investment options. State premium taxes may also be deducted.

	Current	Maximum
Contingent Deferred Sales Charge (or surrender charge) (as a percentage of Purchase Payments withdrawn or surrendered)(1)	7.00%	7.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30

(1)

The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.

(2)	The transfer fee currently applies to transfers in excess of 12 in any contract year.

Annual Contract Expenses

The next table describes the fees and expenses that you will pay each year during the time that you own the Contract (not including Portfolio fees and expenses).

If you previously purchased an optional benefit, you will pay additional charges, as shown below.

Administrative Expenses (Note 1)	$30
Base Contract Expenses (Note 2)	1.40%
(as a percentage of account value)
Optional Benefit Expenses (Note 3)
Enhanced Death Benefit Separate Account Annual Expenses (Issue Age 65 and younger) (as a percentage of account value)(Note 4)	1.50%
Enhanced Death Benefit Separate Account Annual Expenses (Issue Age over 65 and under 79) (as a percentage of account value)(Note 5)	1.65%
Guaranteed Lifetime Withdrawal Benefit Rider Charge (as a percentage of Benefit Base Amount)
maximum charge	1.20%
current charge	0.55%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge (as a percentage of Benefit Base Amount)
maximum charge	1.20%
current charge	0.70%
Guaranteed Minimum Withdrawal Benefit Rider (as a percentage of Benefit Base Amount)
maximum charge	1.00%
current charge	0.40%

Note 1. We call this the “Contract Maintenance Fee”. If you surrender your contract, we will apply the contract maintenance fee at that time. See the Charge and Deductions section of the prospectus

Note 2. We call these “Separate Account charges.” The Separate Account Annual Expenses are: Mortality and Expense Charge (1.25%) and Administration Charge (0.15%). Certain groups that meet higher underwriting or other criteria may be eligible to obtain the enhanced group version of the contract which has lower Separate Account charges. When we also expect to incur reduced administrative expenses, we may also waive the Administration Charge. See the Charge and Deductions section of the prospectus.

Note 3. The optional benefits listed can no longer be added to your contract.

Note 4. The Separate Account Annual Expenses are: Mortality and Expense Charge (1.35%) and Administration Charge (0.15%).

Note 5. The Separate Account Annual Expenses are: Mortality and Expense Charge (1.50%) and Administration Charge (0.15%)

Annual Portfolio Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. A complete list of Portfolios available under the Contract, including their annual expenses, may be found in Appendix A: Portfolios Available Under the Contract.

Annual Portfolio Expenses	Minimum	Maximum
(expenses that are deducted from Portfolio assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	0.26%	1.56%

Examples

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include the Transaction expenses, the Annual Contract expenses , and Annual Portfolio expenses.

The Example assumes that you invest $100,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the most expensive combination of Annual Portfolio Expenses and optional benefits available for an additional charge. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$11,521	$19,481	$28,759	$60,539
We assume that you do not surrender your Contract or you annuitize your Contract at the end of the period.	$4,521	$14,481	$25,759	$60,539

PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

•

Investment Risk. The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease. There is a risk of loss of the entire amount invested. See the prospectuses for the Portfolios for more information about the investment risks.

•

Insurance Company Risk. We may not be able to pay claims related to the annuity or death benefits if we experience financial difficulties or become insolvent. This could also impact our ability to meet our obligations under the Fixed Accounts.

•

Limitations on Access to Cash Value through Withdrawals. A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract. Withdrawals are subject to minimum amounts. See the Withdrawals section of the prospectus.

•

Adverse Tax Consequences. A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances. Generally, withdrawals will be treated as ordinary income for tax purposes.

•

Unsuitable as Short-Term Savings Vehicle. The Contracts are intended for retirement savings and are more beneficial for investors with a long-term investment horizon. The Contracts are unsuitable as a short-term savings vehicles. Therefore, if you need to withdraw money from the Contract for short-term needs, it may not be the right contract for you.

THE PORTFOLIOS

The Separate Account is divided into Subaccounts. Each Subaccount invests in a Portfolio. Information regarding each Portfolio, including its name, its type (e.g. money market fund, bond fund, balanced fund, etc.) or a brief statement concerning its investment objectives, its investment adviser and any subadviser, current expenses and performance is available in Appendix A to this prospectus.

The prospectus of each Portfolio contains more complete information about its investment objectives, policies and practices, its investment advisor and other service providers, and its expenses. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment policies and/or practices of any of the Portfolios.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gaig.com/annuities/pages/variable-compliance-docs.aspx.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five-year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Withdrawals and Surrenders and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified	Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	$5,000
Minimum monthly payments under periodic payment program	$50	$100
Minimum additional payments	$50	$50
Maximum single Purchase Payment	$65,000 or Company approval	$65,000 or Company approval
Maximum total Purchase Payments	$500,000 or Company approval	$500,000 or Company approval

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner’s account.

•

If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner’s account within two business days of receipt of the Purchase Payment at the Company’s administrative office.

•

If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner’s account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Unforeseen Processing Delays. We are exposed to risks related to natural and man-made disasters and catastrophes, such as (but not limited to) storms, fires, floods, earthquakes, public health crises, malicious acts, and terrorist acts, any of which could adversely affect our ability to conduct business. A natural or man-made disaster or catastrophe, including a pandemic (such as COVID-19), could affect the ability or willingness of our employees or the employees of our service providers to perform their job responsibilities. While many of our employees and the employees of our service providers are able to work remotely, those remote work arrangements may result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of contract-related transactions, including orders from contract owners. Catastrophic events may negatively affect the computer and other systems on which we rely, impact our ability to calculate Accumulation Unit Values, or have other possible negative impacts. There can be no assurance that our service providers will be able to successfully avoid negative impacts associated with natural and man-made disasters and catastrophes.

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict, delay or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.

Restrictions on allocations to either Five-Year Guarantee Interest Rate Option or Seven-Year Guarantee Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guarantee Interest Rate Option and the Seven-Year Guarantee Interest Rate Option only during the first contract year.

Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner’s instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven-year period, has a return of -5%.

•

Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven-year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

•

If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven-year period. In this case, you would lose $5,000 (-5% x $100,000) and your account value would be $95,000 ($100,000 - $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

•	A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed Against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.

Amount of Charge	Up to 7% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and the date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

Number of full years elapsed	0	1	2	3	4	5	6	7 +
CDSC	7%	6%	5%	4%	3%	2%	1%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.

Waivers

The CDSC may be waived as set forth below.

•  Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

•  In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•  Upon separation from service if Contract issued with employer plan endorsement or deferred compensation endorsement.

•  If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.

•  Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

•  If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•  If your spouse becomes the successor owner, any CDSC which would have applied at that time will be waived. See the Step Up in Account Value for Successor Owner section of this prospectus for information.

•  Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.

Amount of Charge	$30.00 per year.

When and How Deducted	During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers

The Contract Maintenance Fee may be waived as set forth below.

•  During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

•  During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

•  In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•  During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed Against Your Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	When the Company expects to incur reduced sales and servicing expenses with respect to a group contract, it may issue a Contract with a reduced mortality and expense risk charge. These Contracts are referred to as “Enhanced Group Versions” of the Contract. The mortality and expense risk charge under an Enhanced Contract is a daily charge of 0.002615% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 0.95%.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Optional Benefit Charges

Living Benefit Riders

Contracts issued before June 1, 2009 included optional withdrawal riders for an additional charge as set out below.

RIDER NAME	Separate Account Annual Expense
	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit	0.40%	1.00%

The current charges set out in the table are the Rider charges as of April 29 , 2022. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated at any point in time. You may elect to activate a Rider on the contract effective date or on any contract anniversary by written request.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You can no longer activate either of these Riders.

If you activated one of these Riders, your investment options are limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activated one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits are considered Excess Withdrawals. Excess Withdrawals will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. Excess Withdrawals can adversely affect the benefit provided by these Riders. See the Guaranteed Withdrawal Riders section of this prospectus.

Enhanced Death Benefit. Some individual contracts issued in certain states after November 11, 2000 included an enhanced death benefit for a higher mortality and expense charge (1.35% or 1.50%). See the Death Benefits section and Appendix C of this prospectus.

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waiver of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000

Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less

Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified

Timing restrictions on transfers from Fixed Account options

•  Transfers from Fixed Account options may not be made prior to first Contract anniversary.

•  Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Timing restrictions on transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone or facsimile. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-768-5115 between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded;

however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone or facsimile upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone or facsimile instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging Note

Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guarantee Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at

513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge	Up to 7% of Purchase Payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for withdrawal or surrender (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)

•  Tax-Qualified Contract: Account Value, subject to tax law or employer plan restrictions on withdrawals or surrenders

•  Non-Tax-Qualified Contract: Account Value, subject to employer plan restrictions on withdrawals

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from Purchase Payments in the order in which we receive them (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Withdrawals or surrenders received before 4:00 p.m. Eastern Time will be processed using that Valuation Date’s price. Withdrawals or surrenders received at or after 4:00 p.m. Eastern Time will be processed using the following Valuation

Date’s price. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege is not available under the group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•

Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•

A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current loan interest spread will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

The Death Benefit Amount will be reduced by the amount of any outstanding loans.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract’s effective date, whichever is later. It can be later only if we agree. You will not be able to withdraw any Contract value amounts after the annuity commencement date. However, if you choose the Income for a Fixed Period settlement option, commuted values may be taken no sooner than five (5) years after the Annuity Commencement Date.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

BENEFITS AVAILABLE UNDER THE CONTRACT

The following table summarizes the information about the benefits available under the contract.

Name of Benefit	Purpose	Standard or Optional	Maximum Fee	Current Charges	Brief Description of Restrictions/ Limitations
Dollar Cost Averaging	Allows owner to set up monthly or quarterly automatic transfers to Subaccounts	Standard	No charge	N/A	• Transfers cannot be made to Fixed Account option • Subject to minimum account value and minimum transfer amount

Portfolio Rebalancing	Allows owner to automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account	Standard	No charge	N/A	• Subject to minimum Account Value

Interest Sweep	Allows owner to automatically transfer income from a Fixed Account to a Subaccount	Standard	No charge	N/A	• Subject to minimum Fixed Account Balance and maximum transfer amount

Systematic Withdrawal	Allows Owner to automatically withdraw money from Contract	Standard	No charge	N/A	• Only available during the Accumulation Period • Subject to minimum Account Value and minimum withdrawals

Death Benefit Version 1	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 2	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 2E with Enhanced Death Benefit (Issue Age over 65 and under 79)(1)	The optional Enhanced Death Benefit Amount will be based on greatest of: 1) Account Value on the Death Benefit Valuation date 2) Enhanced Minimum Death Benefit or 3) Enhanced Historic High Value	Optional	1.65% of the average value of Owner’s interest in Subaccounts	1.65% of the average value of Owner’s interest in Subaccounts	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 2E with Enhanced Death Benefit (Issue Age 65 or younger)(1)	The optional Enhanced Death Benefit Amount will be based on greatest of: 1) Account Value on the Death Benefit Valuation date 2) Enhanced Minimum Death Benefit or 3) Enhanced Historic High Value	Optional	1.50% of the average value of Owner’s interest in Subaccounts	1.50% of the average value of Owner’s interest in Subaccounts	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Death Benefit Version 3	Pays a Death Benefit Amount if the Owner dies during the Accumulation Period	Standard	No charge	N/A	• Withdrawals may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal

Guaranteed Lifetime Withdrawal Benefit Rider(1)	Provides a lifetime withdrawal benefit up to a certain amount each year	Optional	1.20% (of Benefit Base Amount)	0.55% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge(1)	Provides a lifetime withdrawal benefit up to a certain amount each year	Optional	1.20% (of Benefit Base Amount)	0.70% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Guaranteed Minimum Withdrawal Benefit Rider(1)	Provides a minimum withdrawal benefit up to a certain amount each year	Optional	1.00% (of Benefit Base Amount)	0.40% (of Benefit Base Amount)	• Only available with Contracts issued before June 1, 2009 • You may not have this benefit and another withdrawal benefit rider in effect at the same time

Long Term Care Waiver Rider	Surrender or withdrawal may be made without a CDSC if Owner confined to qualifying licensed hospital or long-term care facility for at least 90 days	Standard	No charge	N/A	• Only available in certain states

(1)	NO LONGER AVAILABLE FOR PURCHASE

ACCOUNT BENEFITS

Dollar Cost Averaging. Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.

Portfolio Rebalancing. Automatically transfers amounts between the Subaccounts and the Fixed Accumulation Account option to maintain the percentage allocations selected by the Owner.

Interest Sweep. Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).

Systematic Withdrawal. During the Accumulation Period, an owner may elect to automatically withdraw money from the Contract.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal because the Death Benefit will be reduced in the same proportion that the withdrawal reduces the Account Value.

Death Benefit Amount

The calculation of the Death Benefit Amount depends on the form of individual Contract that you received, or the form of the master group Contract that was issued. The different forms contain provisions that affect the way the Death Benefit Amount is calculated.

The charts in the sections below are intended to help you identify the version of the Death Benefit that applies to your Contract. If you have questions about which version of the Death Benefit applies, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Individual Contracts. If you own an individual Spirit Contract, you can determine whether Version 1, Version 2 or Version 3 applies to your Contract by matching your contract and endorsement form numbers to the form numbers in the chart below.

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 1 A801-BD(Q Rev. 3/97)-3 with no death benefit endorsement A801-BD(NQ Rev. 3/97)-3 with no death benefit endorsement	Applies to all individual contracts issued before November 11, 2000, and to contracts in certain states after that date

Death Benefit Version 2 and Version 2E

A801-BD(Q Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

A801-BD(NQ Rev. 3/97)-3 with 2000 Death Benefit Endorsement (E1802100NW)

Note: Death Benefit Version 2E will apply to your Contract only if you selected the optional enhanced death benefit when you purchased your Contract.

Applies to individual contracts issued in certain states after November 11, 2000

Form Numbers for Individual Contracts	Issue Dates
Death Benefit Version 3 A801-BD(Q Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) A801-BD(NQ Rev. 3/97)-3 with 2003 Death Benefit Endorsement (E1807503NW) P1809003NW P1809103NW	Applies to most individual contracts issued on or after June 1, 2003

Group Contracts. If you are the owner of a master group Spirit Contract, you can determine whether Version 1 or Version 3 applies to your group Contract by matching your master group contract and endorsement form numbers to the form numbers in the chart below.

If you are a participant under a master group Spirit Contract, the version of the Death Benefit that applies to the master group Contract also applies to your certificate. If you have questions about which version of the Death Benefit applies, you may contact the owner of the master group Contract, or you may contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423 or call us at 1-800-789-6771.

Note: If a certificate was issued to a participant on or after June 1, 2003, the date on which the certificate was issued does not determine which version of the Death Benefit applies.

Form Numbers for Master Group Contracts	Issue Dates
Death Benefit Version 1 G801-BD(97)-3 with no death benefit endorsement G801-BD(04)-3 with no death benefit endorsement	Applies to all master group Contracts issued before June 1, 2003, and to certain master group Contracts issued after that date, and to all certificates issued to participants under those particular master group Contracts

Death Benefit Version 3 G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2007803NW) G801-BD(97)-3 with 2003 Death Benefit Endorsement (E2008003NW) P20086003NW	Applies to certain master group Contracts issued on or after June 1, 2003, and all certificates issued to participants under those particular master group Contracts

Death Benefit Amount (Version 1)

Scenario A: If you die before age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)	The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)

The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to the Death Benefit Valuation Date, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario B: If you die after age 80 and before the Annuity Commencement Date, the death benefit will be based on the largest of the following three amounts:

1)	The Account Value on the Death Benefit Valuation Date;

2)

The total Purchase Payment(s), with interest at three percent (3%) per year compounded annually through the Contract anniversary prior to your 80th birthday, less any withdrawals and any contingent deferred sales charges that applied to those amounts; or

3)

The largest Account Value on any Contract anniversary after the fourth Contract anniversary and prior to your 80th birthday, less any withdrawals after such Account Value was determined and any contingent deferred sales charges that applied to those amounts.

Scenario C: If your Contract was issued to you after age 80 and you die before the Annuity Commencement Date, the death benefit will be based on the greater of:

1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total Purchase Payment(s), less any withdrawals and any contingent deferred sales charges that applied to those amounts.

The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Example of Determination of Death Benefit Amount for Version 1—Scenario A. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 1 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “largest Account Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the Purchase Payment amount, increased by interest and reduced for withdrawals.

Purchase Payments	$100,000
Plus interest	+ 42,576

Purchase Payments increased by interest	142,576
Less reduction for withdrawals	– 10,000

Purchase Payments increased by interest and reduced for withdrawals	$132,576

Step Two: Calculate the largest Account Value amount, reduced for withdrawals.

Largest Account Value	$140,000
Less reduction for withdrawals	– 10,000

Largest Account Value reduced for withdrawals	$130,000

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments, increased by interest	$132,576
• reduced largest Account Value	$130,000

Immediately after the withdrawal, the reduced Purchase Payments plus interest of $132,576 is greater than the reduced largest Account Value of $130,000 and the Account Value of $80,000, so the Death Benefit amount would be $132,576.

Death Benefit Amount (Version 2)

The Death Benefit will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit; or

3)	the Historic High Value;

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and the Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Minimum Death Benefit. The Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for withdrawals, and increased by interest, if any. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

•	If the Owner dies before Age 80, interest compounds daily, at an effective annual interest rate of 3%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his 80th birthday, interest compounds daily, at an effective annual interest rate of 3%, to the Contract anniversary prior to the 80th birthday.

•	No interest will be added if the Owner was Age 80 before this Contract was issued.

Historic High Value. The Historic High Value is equal to the High Value, reduced proportionally for withdrawals taken after the High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of the withdrawal.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 80. If this Contract was issued after the Owner’s 75th birthday, there is no High Value. This means there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 2. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 2 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $42,576, which represents interest at an annual effective rate of 3% for 15 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100000	Purchase	x11.1111%	Percentage	= $11,111	Proportional
	Payments		Reduction		Rpeduction

Step Two: Calculate the Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 42,576

Minimum Death Benefit	$131,465

Step Three: Calculate the proportional reduction in the High Value.

1 -	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	High	x 11.1111%	Percentage	=$15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the Historic High Value amount, which is the same as the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Minimum Death Benefit	$131,465
• Historic High Value	$124,444

Immediately after the withdrawal, the Minimum Death Benefit of $131,465 is greater than the Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $131,465.

Death Benefit Amount (Version 2E)

Death Benefit Amount (Version 2E) applies to certain individual contracts that were purchased in a certain time period in Minnesota and a certain time period in other states. See Appendix C for information about Death Benefit Amount (Version 2E).

Death Benefit Amount (Version 3)

The Death Benefit will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the total of all your Purchase Payments, reduced proportionally for partial surrenders; or

3)	the Historic High Value.

The reduction for a withdrawal will be the same percentage as the percentage reduction in the Account Value. A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any premium tax or other tax that is applicable. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total account value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Historic High Value. The Historic High Value is equal to the lesser of (1) 200% of the total Purchase Payments, reduced proportionally for withdrawals; and (2) the High Value, reduced proportionally for withdrawals taken after the High Value was reached.

High Value. The High Value is the largest Account Value on the fifth or any subsequent Contract anniversary, but before the Death Benefit Valuation Date and prior to Age 65.

•	If the Contract was issued after the Owner’s 60th birthday, there is no High Value.

•	If the Death Benefit Valuation Date is before the fifth Contract anniversary, then there is no High Value.

•	If there is no High Value then there is no Historic High Value.

Example of Determination of Death Benefit Amount for Version 3. This example is intended to help you understand how a withdrawal impacts the Death Benefit amount and how the Version 3 Death Benefit amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000, and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

Step One: Calculate the proportional reduction in the Purchase Payments.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$100,000	Purchase	x 11.1111%	Percentage	= $ 11,111	Proportional
	Payment		Reduction		Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Calculate the proportional reduction in the High Value.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$140,000	High	x 11.1111%	Percentage	= $15,556	Proportional
	Value		Reduction		Reduction

Step Four: Calculate the reduced High Value amount.

High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

High Value reduced for withdrawals	$124,444

Step Five: Calculate the proportional reduction in the 200% Purchase Payment amount.

1 -	$80.000	Account Value immediately after withdrawal	= 11.1111%	Percentage
	$90,000	Account Value immediately before withdrawal		Reduction

$200,000	200% Purch.ase	x 11.1111%	Percentage Reduction	= $22,222	Proportional
	Payment				Reduction

Step Six: Calculate the reduced 200% Purchase Payment amount.

200% Purchase Payments	$200,000
Less proportional reduction for withdrawals	– 22,222

200% Purchase Payments reduced for withdrawals	$177,778

Step Seven: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• reduced Purchase Payments amount	$88,889
• reduced High Value amount	$124,444
• reduced 200% Purchase Payments amount	$177,778

First, determine the Historic High Value by comparing the reduced High Value amount and the reduced 200% Purchase Payment amount. Immediately after the withdrawal, the reduced High Value of $124,444 is less than the reduced 200% Purchase Payments of $177,778. As a result, the Historic High Value is the reduced High Value of $124,444.

Next, compare the Account Value, the reduced Purchase Payment amount, and the Historic High Value amount. Immediately after the withdrawal, the Historic High Value of $124,444 is greater than both the reduced Purchase Payments of $88,889 and the Account Value of $80,000, so the Death Benefit amount would be $124,444.

Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

Death Benefit payments shall be made to the Beneficiary as payee. In lieu of that, after the death of the Owner, a Beneficiary which is a non-natural person may elect to have Death Benefit payments made to a payee to whom the Beneficiary is obligated to make corresponding payments of a death benefit. Any such election by a non-natural person as Beneficiary shall be by Written Request and may be made or changed at any time.

The Beneficiary will be the person on whose life any Death Benefit payments under a settlement option are based. However, if the Beneficiary is a non-natural person, then any payments under a life option will be based on the life of a person to whom the Beneficiary is obligated, who must be designated by the Beneficiary by Written Request before the Death Benefit Commencement Date.

In any event, if the Beneficiary is a non-natural person, any Death Benefit amounts remaining payable on the death of the payee will be paid to any contingent payee designated by the Beneficiary by Written Request, or if none is surviving at the time payment is to be made, then to the Beneficiary.

GUARANTEED WITHDRAWAL RIDERS

OVERVIEW

The Riders were only available with contracts issued before June 1, 2009. If you have not previously activated one of the Riders, you cannot activate any of them now because we are no longer issuing the Riders.

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan

What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?	The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:	The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

• 4% if the Insured is under age 60 • 5% if the Insured is age 60 or older

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.55% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

Rider Terms	Definitions
Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12-month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12-month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Some Factors to Consider

If you previously activated a Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Designated Subaccounts

Before a Rider’s Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate a Rider. The Designated Subaccounts are listed below.

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in Appendix A of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activated a Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under a Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under a Rider reduce the Surrender Value below $500. If you activated the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activated a Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activated a Rider, applicable Rider charges will reduce the Death Benefit amount.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule
At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate a Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of a Rider

All rights under a Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

If you activated the Guaranteed Lifetime Withdrawal Benefit Rider (“GLWB Rider”), it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the GLWB Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the GLWB Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the GLWB Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

You must pay off your loan before the benefits under the GLWB Rider begin .

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $	100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $	100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $	150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $	150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $	150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000
8		98,933	100,000		88,000	100,000
9		100,533	100,533		88,000	100,533

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $	100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $	100,000 = $5,000
3	$110,000 - $22,000 = $88,000		None due to withdrawal
4	$88,000		None due to withdrawal
5	$88,000		None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Any time after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the GLWB Rider.

All withdrawals from your Contract, including Benefit payments under the GLWB Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the GLWB Rider shown on the GLWB Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 -	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit amount	x12.6437%	Percentage Reduction	=$15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x5%

New lifetime withdrawal Benefit amount	$5,460

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the GLWB Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the GLWB Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the GLWB Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this GLWB Rider is higher than the charge that we are then assessing for your GLWB Rider, the reset will trigger an increase in the GLWB Rider charge. The increase in the GLWB Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the GLWB Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the GLWB Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions
Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the GLWB Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the GLWB Rider including the Spousal Benefit is activated, the annual GLWB Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated GLWB Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

GUARANTEED MINIMUM WITHDRAWAL BENEFIT

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “GMWB Rider”). If you activated the GMWB Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Account Value is zero.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The GMWB Rider charge offsets expenses that we incur in administering the GMWB Rider and compensates us for assuming the mortality and expense risks under the GMWB Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the GMWB Rider is activated, the charge for your GMWB Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the GMWB Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the GMWB Rider. We will take the GMWB Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the GMWB Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the GMWB Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

You must pay off your loan before the benefits under the GMWB Rider begin..

Minimum Withdrawals

Any time after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the GMWB Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the GMWB Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59 1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the GMWB Rider shown on the GMWB Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the GMWB Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the GMWB Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the GMWB Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•

Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	– 6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	– 6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction

	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x12.6437%	Percentage Reduction	= $	15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	– 15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	– 18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the GMWB Rider. Also note that, after you activate the GMWB Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the GMWB Rider.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the GMWB Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this GMWB Rider is higher than the charge that we are then assessing for your GMWB Rider, the reset will trigger an increase in the GMWB Rider charge. The increase in the GMWB Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally, it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the GMWB Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the GMWB Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. Only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency. As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. If death occurs before the first payment and no payments would be due, we will agree to cancel the annuitization and pay a death benefit. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40% male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest.

Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected, less a pro rata portion of the contract maintenance fee, as described below. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

The deduction for the contract maintenance fee is equal to the amount of the annual fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a

Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellations

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract as of the end of the Valuation Period during which the returned Contract is received at the Company’s administrative office. When required by state or federal law, the Company will return the Purchase Payments without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered, and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons with Rights Under the Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may not become a Successor Owner but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or civil union partner/domestic partner in applicable states) must make an election within one year of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the Successor Owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with those rules. For this purpose, a civil union partner/domestic partner is not considered a spouse.

Civil Union Partners, and Domestic Partners. Federal tax law does not recognize a civil union or domestic partnership as a marriage. Although a civil union partner/domestic partner may become a successor owner in applicable states, the favorable tax treatment provided by deferral tax law to a surviving spouse is NOT available to a surviving civil union partner/domestic partner. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the surviving spouse (or civil union partner/domestic partner in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value may be increased. There is no additional charge associated with this feature. Any such increase will be equal to the amount, if any, that the Account Value would have been increased on the Death Benefit Valuation Date if your spouse (or civil union partner/domestic partner) had elected to take the Death Benefit. An increase will only apply if the Death Benefit would have been based on a return of premium value, a historic value, or any other Death Benefit calculation value that is greater than the Account Value.

For this purpose, the Death Benefit Valuation Date is the earlier of: (1) the date that we have received at our administrative office both Due Proof of Death and a Written Request to become successor owner of the Contract; or (2) the first anniversary of death. Any such increase shall be effective on the Death Benefit Valuation Date, and shall be allocated proportionally among the Subaccounts and the Fixed Account options based on the value of each such option as of the end of the Valuation Period immediately before that date.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ABANDONED PROPERTY AND ESCHEATMENT

Every state has unclaimed property laws. These laws generally declare annuity contracts to be abandoned after a period of inactivity of three to five years (1) from the first day of the period during which annuity benefit payments are to be paid; or (2) from the date of death for which a death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but the Beneficiary does not come forward to claim the death benefit in a timely manner, the unclaimed property laws will apply.

If a death benefit, annuity benefit payments, or other Contract proceeds are unclaimed, we will pay them to the abandoned property division or unclaimed property office of the applicable state. (Escheatment is the formal, legal name for this process.) For example, on an unclaimed death benefit, depending on the circumstances, the proceeds are paid (1) to the state where the Beneficiary last resided, as shown on our books and records; (2) to the state where the Owner last resided, as shown on our books and records; or (3) to Ohio, which is our state of domicile. The state will hold the proceeds without interest until a valid claim is made by the person entitled to the proceeds.

If the Contract owner dies and we are unable to locate the beneficiary, or if the Contract requires annuity benefit payments to start and we cannot locate the owner, the Account Value of the Contract will remain in the Subaccount and Fixed Account options until the death benefits or Contract proceeds are claimed or escheated. If escheated, the death benefit amount or Contract proceeds will be finally determined using the Account Value at the end of the Valuation Period that is no more than seven days before date that we make the escheat payment to the state.

To prevent escheatment of the death benefit, annuity benefit payments or other proceeds from your annuity, it is important:

•	to update your contact information, such as your address, phone number and email address, if and as it changes; and

•	to update your Beneficiary and other designations, including complete names, complete addresses, phone numbers, and social security numbers, if and as they change.

Please contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771, to make such changes.

State unclaimed property laws do not apply to annuity contracts that are held under an employer retirement plan that is subject to the Employee Retirement Income Security Act of 1974 (ERISA).

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202. The Company is a wholly owned subsidiary of Great American Life Insurance Company, which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account is an insurance company separate account under the laws of the State of Ohio. The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

*

Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF THE CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the Contracts. Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202. GAA is a wholly owned subsidiary of Great American Life Insurance Company and, as a result, is an affiliate of the Company.

The Contracts were sold by insurance agents who were also registered representatives of broker-dealers that entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934 and are members of the Financial Industry Regulatory Authority. All registered representatives who sold the Contracts were appointed by the Company as insurance agents and were authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company paid commissions to GAA for promotion and sale of the contracts. GAA paid commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers paid their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding, and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary, depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in this prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the purchase and holding of the Contracts. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs the taxation of annuities in general. The income earned on a Contract is generally not included in the Owner’s taxable income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. In order to qualify for this tax-deferred treatment, the Contracts must meet certain requirements related to investor control and diversification discussed in the Statement of Additional Information. Tax deferral is not available for a Contract when an Owner is a trust, corporation, LLC, partnership, or other entity unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, you should seek competent legal and tax advice regarding the suitability of the Contract for your particular situation. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made with after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned within the IRA.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC Section 403(b) permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, Roth 401(k), or Roth 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the Contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, plan benefit payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other non-tax-qualified Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts
Plan Types

•  IRC §408 (IRA, SEP, SIMPLE IRA)

•  IRC §408A (Roth IRA)

•  IRC §403(b) (Tax Sheltered Annuity)

•  IRC §401 (Pension, Profit–Sharing, 401(k))

•  Governmental IRC §457(b)

•  IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Contribution Limits	Contributions are limited by the IRC and/or plan requirements		None

Distribution Restrictions	Distributions from Contract and/or plan may be restricted to meet IRC and/or plan requirements.		None.

Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit

Generally, 100% of distributions must be included in taxable income. However, the portion that represents any after-tax investment is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other plans are generally deemed to come from taxable income and after-tax investment (if any) on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

For tax purposes, all IRAs and SEP IRAs of an owner are treated as a single IRA, and all Roth IRAs of an owner are treated as a single Roth IRA.

Generally, distributions must be included in taxable income until all accumulated earnings are paid out. Thereafter, distributions are tax-free return of the original investment.

However, distributions are tax-free until any investment made before August 14, 1982 is returned.

For tax purposes, all non-tax-qualified annuity contracts issued to the same owner by the same insurer in the same calendar year are treated as one contract.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Non-Tax-Qualified Contracts

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax investment (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax investment has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	None.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Rollovers, Transfers, and Exchanges

Amounts from a tax-qualified Contract may be rolled over, transferred, or exchanged into another tax-qualified account or retirement plan as permitted by the IRC and plan(s). Amounts may be rolled over, transferred, or exchanged into a tax-qualified Contract from another tax-qualified account or retirement plan as permitted by the IRC and plan(s). In most cases, such a rollover, transfer, or exchange is not taxable, unless the rollover of pre-tax amounts is made into a Roth IRA, a Roth TSA, Roth 401(k), or Roth 457(b). Rollovers, transfers, and exchanges are not subject to normal contribution limits. The IRC or plan may require that rollovers be held in a separate Contract from other plan funds.

Amounts from a non-tax-qualified Contract may be transferred to another non-tax-qualified annuity or to a qualified long-term care policy as a tax-free exchange under IRC Section 1035. Amounts from another non-tax-qualified annuity or from a life insurance or endowment policy may be transferred to a non-tax-qualified Contract as a tax-free exchange under IRC Section 1035.

Required Distributions

The Contracts are subject to the required distribution rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued. All required minimum distributions due in 2020 from an IRA, a 403(b) Tax-Sheltered Annuity Plan, a 401 defined contribution plan, or a 457(b) Governmental Deferred Compensation Plan have been waived.

During the life of the Owner or plan participant:

•

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally start by April 1 following the year that the IRA owner or plan participant reaches age 72 (or age 70 1/2 if born on or before June 30, 1949). However, a participant in a TSA, a pension, profit-Sharing, or 401(k) plan, or a governmental 457(b) plan may delay the start of required minimum distributions from the plan until April 1 following the year that the plan participant retires from the employer as long as he or she is not a 5% owner of the employer.

•	For a Roth IRA , there are no required distributions during the owner’s life.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•	For a Contract that is not tax-qualified, there are no required distributions during the Owner’s life.

After the death of the Owner or plan participant:

•

For a tax-qualified Contract, required minimum distributions vary depending on the type of beneficiary and whether the Owner died before or after the date that required minimum distributions must start. Some beneficiaries may take payments over life or life expectancy, others must receive all benefits within five or ten years after death, and others must take payments over life or life expectancy for nine years with a final payment in the tenth year after death.

•	For a nonqualified deferred compensation plan, required distributions are determined by the terms of the plan and the deferral elections of the plan participant.

•

For a Contract that is not tax-qualified, if payments have begun under a settlement option, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years of death or must be paid out in substantially equal payments over the life or life expectancy of the designated beneficiary.

•

For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse as defined by federal tax law may elect out of these requirements and apply the required distribution rules as if the Contract were his or her own.

Life expectancies for required distributions are calculated based on standard life expectancy tables adopted under federal tax law.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gaig.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gaig.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or visit our website at www.gaig.com for additional information about electronic delivery of documents.

FINANCIAL STATEMENTS

The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

APPENDIX A: PORTFOLIOS AVAILABLE UNDER THE CONTRACT

The following is a list of Portfolios available under the Contract. More information about the Portfolios is available in the prospectuses for the Portfolios, which may be amended from time to time and can be found online at www.gaig.com/annuities/pages/variable-compliance-docs.aspx. You can also request this information at no cost by calling 1-800-789-6771 or by sending an e-mail request to VarAnnSrvTeam@GAIG.com. Depending on the optional benefits you choose, you may not be able to invest in certain Portfolios.

The current expenses and performance information below reflects fees and expenses of the Portfolios, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each Portfolio’s past performance is not necessarily an indication of future performance.

Average Annual Total Returns (as of 12/31/21)

INVESTMENT OBJECTIVE	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 year	5 year	10 Year
Seeks capital appreciation	Invesco V.I. Capital Appreciation Fund—Series I# Invesco Advisers, Inc.	.80%	22.57%	22.21%	16.78%
Seeks total return	Invesco V.I. Conservative Balanced Fund—Series I# Invesco Advisers, Inc.	.67%	10.63%	9.08%	8.47%
Seeks capital appreciation	Invesco V.I. Discovery Mid Cap Growth Fund—Series I Invesco Advisers, Inc.	.83%	19.10%	23.08%	17.84%
Seeks capital appreciation	Invesco V.I. Main Street Fund—Series I Invesco Advisers, Inc.	.79%	27.57%	15.63%	15.06%
Long-term capital appreciation	Invesco V.I. American Value Fund—Series I Invesco Advisers, Inc.	.88%	27.95%	9.22% %	10.92%
Seeks capital growth and income	Invesco V.I. Comstock Fund—Series I Invesco Advisers, Inc.	.74%	33.36%	11.39%	12.86%
Long-term growth of capital	Invesco V.I. Core Equity Fund—Series I Invesco Advisers, Inc.	.80%	27.74%	13.97%	12.27%
Provide reasonable current income and long-term growth of income and capital	Invesco V.I. Diversified Dividend Fund—Series I Invesco Advisers, Inc.	.68%	18.89%	8.37%	11.89%
Long-term growth of capital	Invesco V.I. Health Care Fund—Series I Invesco Advisers, Inc.	.97%	12.30%	14.76%	13.97%
Total return comprised of current income and capital appreciation	Invesco V.I. High Yield Fund—Series I Invesco Advisers, Inc.	.94%	4.38%	4.69%	5.62%
Long-term growth of capital	Invesco V.I. Small Cap Equity Fund—Series I Invesco Advisers, Inc.	.95%	20.41%	13.44%	12.29%
Capital appreciation and some current income	Morningstar Balanced ETF Asset Allocation Portfolio—Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.90%	10.79%	8.35%	7.45%
Current income and preservation of capital	Morningstar Conservative ETF Asset Allocation Portfolio—Class II # ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.88%	2.28%	4.34%	3.55%
Capital appreciation	Morningstar Growth ETF Asset Allocation Portfolio—Class II ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.89%	14.88%	10.30%	9.16%
Current income and capital appreciation	Morningstar Income and Growth ETF Asset Allocation Portfolio—Class II # ALPS Advisers, Inc. Sub-Advisor: Morningstar Investment Management LLC	.89%	6.47%	6.53%	5.55%
Seeks capital growth	VP Capital Appreciation Fund—Class I # American Century Investment Management, Inc.	.91%	11.16%	19.89%	15.64%

Average Annual Total Returns (as of 12/31/21)

Investment Objective	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 Year	5 Year	10 Year
Long-term capital growth	VP Large Company Value Fund—Class I # American Century Investment Management, Inc.	.72%	21.71%	10.21%	12.00%
Long-term capital growth	VP Mid Cap Value Fund—Class I # American Century Investment Management, Inc.	.75%	23.20%	9.41%	12.82%
Long-term capital growth	VP Ultra® Fund—Class I # American Century Investment Management, Inc.	.79%	23.16%	27.02%	20.21%
Seeks results greater than the total return of the S&P MidCap 400 index	MidCap Stock Portfolio—Service Shares # BNY Mellon Investment Adviser, Inc.	1.05%	25.56%	9.50%	12.25%
Seeks capital appreciation	Technology Growth Portfolio—Initial Shares BNY Mellon Investment Adviser, Inc.	.78%	12.93%	27.80%	20.05%
Match the total return of the S&P 500 index	BNY Mellon Stock Index Fund, Inc.- Initial Shares BNY Mellon Investment Adviser, Inc.	.26%	28.40%	18.17%	16.26%
Long-term capital appreciation	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Advisor: Newton Investment Management Limited	.67%	27.00%	18.49%	15.59%
Seeks long-term capital growth consistent with the preservation of capital	Appreciation Portfolio—Initial Shares BNY Mellon Investment Adviser, Inc. Sub-Adviser: Fayez Sarofim & Co.	.80%	27.13%	20.48%	14.47%
Seeks as a high a level of current income as is consistent with the preservation of capital and maintenance of liquidity	Government Money Market Portfolio Dreyfus Cash Investment Strategies, a division of BNY Mellon Investment Adviser, Inc.	.55%	.01%	.70%	.35%
Seeks long-term capital growth, current income and growth of income consistent with reasonable investment risk	Growth and Income Portfolio—Initial Shares # BNY Mellon Investment Adviser, Inc.	.70%	25.63%	18.20%	16.45%
Seeks capital appreciation	Opportunistic Small Cap Portfolio- Initial Shares BNY Mellon Investment Adviser, Inc.	.82%	16.46%	11.40%	13.58%
Seeks long-term capital appreciation	DWS Small Cap Index VIP—Class A# DWS Investment Management Americas, Inc.	.39%	14.50%	11.69%	12.98%
Seeks long-term capital growth	Templeton Foreign VIP Fund -Class 2# Templeton Investment Counsel, LLC	1.11%	4.16%	2.71%	4.00%
Seeks long-term capital growth, consistent with preservation of capital and balanced by current income	Janus Henderson Balanced Portfolio—Institutional Shares Janus Capital Management LLC	.62%	17.20%	14.39%	11.81%
Seeks long-term capital growth	Janus Henderson Enterprise Portfolio—Institutional Shares Janus Capital Management LLC	.71%	16.83%	19.13%	17.23%
Seeks long-term growth of capital	Janus Henderson Forty Portfolio—Institutional Shares Janus Capital Management LLC	.77%	22.90%	25.58%	20.29%
Seeks long-term growth of capital	Janus Henderson Overseas Portfolio—Institutional Shares Janus Capital Management LLC	.87%	13.58%	13.35%	6.25%
Seeks long-term growth of capital	Janus Henderson Research Portfolio—Institutional Shares Janus Capital Management LLC	.60%	20.33%	21.99%	17.45%
Seeks above-average total return over a market cycle of 3-5 years	Core Plus Fixed Income Portfolio—Class I# Morgan Stanley Investment Management, Inc.	0.67%	-0.32%	4.69%	4.55%
Seeks long-term capital growth	Discovery Portfolio—Class I# Morgan Stanley Investment Management, Inc.	0.95%	-11.06%	37.01%	20.23%
Seeks above average current income and long-term capital appreciation	U.S. Real Estate Portfolio—Class I# Morgan Stanley Investment Management, Inc.	0.82%	39.80%	5.64%	8.21%
Seeks maximum total return, consistent with preservation of real capital	PIMCO Real Return Portfolio—Administrative Class Pacific Investment Management Company LLC	.67%	5.59%	5.33%	3.05%
Seeks maximum total return, consistent with preservation of capita	PIMCO Total Return Portfolio—Administrative Class Pacific Investment Management Company LLC	.65%	-1.27%	3.94%	3.43%

			Average Annual Total Returns (as of 12/31/21)
Investment Objective	PORTFOLIO and ADVISOR/SUBADVISOR	CURRENT EXPENSES	1 Year	5 Year	10 Year
Seeks to realize a high long-term total rate of return	Wilshire Global Allocation Fund Wilshire Associates Incorporated	[1.31 ]%	[11.84 ]%	[9.61 ]%	[8.52 ]%
High long-term total return through growth and current income	Calamos Growth and Income Portfolio (closed)* Calamos Advisers, LLC	1.20%	21.40%	15.56%	11.57%
Seeks long-term growth of capital	Davis Value Portfolio (closed)* Davis Selected Advisers, L.P. Sub-Advisor: Davis Selected Advisers-NY, Inc. (an affiliate of Davis Selected Advisors, L.P.)	0.65%	17.85%	12.84%	12.77%
Seeks long-term growth of capital	Janus Henderson Global Research Portfolio – Institutional (closed)* Janus Capital Management LLC	.77%	18.09%	16.70%	13.59%
Generate moderate levels of long-term capital growth	Timothy Plan Conservative Growth Variable Series (closed)* Timothy Partners, Ltd.	1.56%	7.93%	6.15%	5.37%
Generate medium to high levels of long-term capital growth	Timothy Plan Strategic Growth Variable Series (closed)* Timothy Partners, Ltd.	1.38%	12.52%	7.77%	7.04%

#

Certain Portfolios and their investment advisers have entered into temporary expense reimbursements and/or fee waivers, which are reflected in the Current Expenses. Please see the Portfolios’ prospectuses for additional information about these arrangements.

If you previously activated the guaranteed minimum withdrawal benefit rider or the guaranteed lifetime withdrawal benefit rider, you can only allocate your Account Value among the following Portfolios:

Morningstar Balanced ETF Asset Allocation Portfolio	Morningstar Growth ETF Asset Allocation Portfolio
Morningstar Conservative ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio

*

Each Closed Subaccount is an additional investment option available only to Contract Owners who held Accumulation Units in the Subaccount on the cutoff date set out below. Each Closed Subaccount will become unavailable to you once you no longer have money in that Closed Subaccount.

CLOSED PORTFOLIO	CUTOFF DATE
Calamos Growth and Income Portfolio	April 30, 2012
Davis Value Portfolio	April 30, 2015
Janus Henderson VIT Global Research Portfolio	November 30, 2004
The Timothy Plan Conservative Growth Variable Series	November 30, 2004
The Timothy Plan Strategic Growth Variable Series	November 30, 2004

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•  we have identified the Contract Owner as a person engaging in harmful trading practices; and

•  if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

Group Contracts. In the case of a group contract, the transfer restrictions will apply to participants who have an interest in the group contract. For example, if a participant engages in more than 12 transfer events in one Contract year, we will automatically require the participant to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the participant that are sent by any other means.

APPENDIX C: DEATH BENEFIT AMOUNT (VERSION 2E)

This Appendix C provides information you should know regarding the Death Benefit Amount if one of the scenarios described below applies to your Contract.

Scenario E-1

•	Your state of residence was Minnesota when you purchased your Contract;

•	you purchased an individual Contract before August 7, 2003 but after the 2000 Death Benefit Endorsement was approved in Minnesota; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

Scenario E-2

•	Your state of residence was any state other than Minnesota when you purchased your Contract;

•	you purchased an individual Contract before the 2003 Death Benefit Endorsement was approved in your state of residence but after the 2000 Death Benefit Endorsement was approved in your state; and

•	you elected the optional Enhanced Death Benefit Amount before the Contract was issued.

In this Appendix C, we refer to the Contracts described in Scenarios E-1 and E-2 as “Optional Death Benefit Contracts.”

CHARGES AND DEDUCTIONS

For Optional Death Benefit Contracts, the following information replaces the Mortality and Expense Risk Charge information contained in the body of the prospectus.

If you elected the optional Enhanced Death Benefit Amount, there is an additional charge for this benefit. This additional charge is included in the mortality and expense risk charge described below. This benefit and the associated additional charge cannot be discontinued after the Contract is issued.

Mortality and Expense Risk Charge

Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to pay benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

This Mortality and Expense Risk Charge includes an additional charge for the Optional Enhanced Death Benefit Amount.

Amount of Charge

For Optional Death Benefit Contracts issued to an Owner age 65 or younger, a daily charge equal to 0.003724% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.35%.

For Optional Death Benefit Contracts issued to an Owner over age 65 but under age 79, a daily charge equal to 0.004141% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.50%.

When Assessed	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.
Waivers	None.

DEATH BENEFIT

For Optional Death Benefit Contracts, the following information replaces the Death Benefit Amount information contained in the body of the prospectus.

Optional Enhanced Death Benefit Amount (Version 2E)

The optional Enhanced Death Benefit Amount will be based on the greatest of:

1)	the Account Value on the Death Benefit Valuation Date;

2)	the Enhanced Minimum Death Benefit; or

3)	the Enhanced Historic High Value.

A withdrawal from the Contract may result in a reduction in the Death Benefit that is greater than the amount of the withdrawal. The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The death benefit will be allocated among the Subaccounts and Fixed Accounts options. This allocation will occur as of the Death Benefit Valuation Date. It will be made in the same proportion as the value of each option bears to the total Account Value immediately before that date.

Unless transferred by the Beneficiary, the portion of the Death Benefit Amount allocated to the Subaccounts will remain in those Subaccounts until the Death Benefit Commencement Date.

The Death Benefit Amount under this Contract will be finally determined using the Account Value on the Death Benefit Commencement Date. If the Death Benefit Commencement Date is later than the Death Benefit Valuation Date, the Death Benefit amount may be lower than the amount calculated on the Death Benefit Valuation Date.

Enhanced Minimum Death Benefit. The Enhanced Minimum Death Benefit is equal to total Purchase Payments, reduced proportionally for partial surrenders, and increased by interest. This reduction will be in the same proportion that the Account Value was reduced on the date of the partial surrender.

•	If the Owner dies before age 80, interest compounds daily, at an effective annual interest rate of 5%, to the Death Benefit Valuation Date.

•	If the Owner dies on or after his or her 80th birthday, interest compounds daily, at an effective annual interest rate of 5%, to the Contract anniversary prior to his or her 80th birthday.

Enhanced Historic High Value. The Enhanced Historic High Value is equal to the Enhanced High Value, reduced proportionally for withdrawals taken after that Enhanced High Value was reached. This reduction will be in the same proportion that the Account Value was reduced on the date of withdrawal. The Enhanced High Value is the largest Account Value on any Contract anniversary before the Death Benefit Valuation Date and prior to age 80.

Example of Determination of Optional Enhanced Death Benefit Amount for Version 2E. This example is intended to help you understand how a withdrawal impacts the optional Enhanced Death Benefit Amount and how the optional Enhanced Death Benefit Amount is calculated.

This example assumes:

•	your total Purchase Payments equal $100,000 and your Account Value is $90,000,

•	the “Enhanced High Value” is $140,000,

•	you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000; and

•	the Death Benefit Commencement Date is not after the Death Benefit Valuation Date.

It also assumes that, for purposes of calculating the optional Enhanced Death Benefit Amount, total Purchase Payments will be increased by interest in the amount of $107,893, which represents interest at an annual effective rate of 5% for 10 years.

Step One: Calculate the proportional reduction in the Purchase Payment amount.

1 –	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the Enhanced Minimum Death Benefit (reduced Purchase Payment amount, increased by interest).

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	88,889
Plus interest	+ 107,893

Minimum Death Benefit	$196,782

Step Three: Calculate the proportional reduction in the Enhanced High Value.

1	$80,000	Account Value immediately after withdrawal	= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$140,000	Enhanced High Value	x11.1111%	Percentage Reduction	= $15,556	Proportional Reduction

Step Four: Calculate the Enhanced Historic High Value amount, which is the same as the reduced High Value amount.

Enhanced High Value	$140,000
Less proportional reduction for withdrawals	– 15,556

Enhanced Historic High Value	$124,444

Step Five: Determine the Death Benefit amount.

Immediately after the withdrawal, the applicable amounts are:

• Account Value	$80,000
• Enhanced Minimum Death Benefit	$196,782
• Enhanced Historic High Value	$124,444

Immediately after the withdrawal, the Enhanced Minimum Death Benefit of $196,782 is greater than the Enhanced Historic High Value of $124,444 and the Account Value of $80,000, so the Death Benefit amount would be $196,782.

The statement of additional information (“SAI”) dated April 29, 2022 includes additional information. The SAI is incorporated by reference. The SAI is available, without charge, upon request. For a free copy of the SAI, or to request other information about the Contract or make other inquiries, call us at 1-800-789-6771 or visit us at our website www.gaig.com to request a copy.

Reports and other information about the Company are available on the SEC’s website at https://www.sec.gov/, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

EDGAR contract identifier C000029685

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

The Commodore Spirit®

STATEMENT OF ADDITIONAL INFORMATION DATED April 29 , 2022

This Statement of Additional Information supplements the current prospectus for The Commodore Spirit variable annuity contract (the “Contract”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the Prospectus for the Contract dated April 29 , 2022. Terms used in the current prospectus for the Contract are incorporated in this Statement of Additional Information and have the same meaning as in the Prospectus.

A copy of a Contract prospectus dated April 29 , 2022, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771 or visit us at our website www.gaig.com/annuities/pages/variable-compliance-docs.aspx to request a copy.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance Company® (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity contracts.

We are a wholly owned subsidiary of Great American Life Insurance Company® (“GALIC”), which is a wholly owned subsidiary of Glidepath Holdings, Inc. which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company (“MassMutual”).

GALIC is a stock life insurance company principally engaged in the sale of fixed and variable annuity contracts. Glidepath is a financial services holding company. MassMutual is a mutual life insurance company. MassMutual and its domestic life insurance subsidiaries provide individual and group life insurance, disability insurance, individual and group annuities and guaranteed insurance contracts to individual and institutional customers in all 50 states in the U.S., the District of Columbia and Puerto Rico.

Annuity Investors Variable Account B (the “Separate Account”) was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust.

On May 28, 2021, American Financial Group, Inc. sold its annuity business consisting of GALIC and its two insurance subsidiaries, Annuity Investors Life Insurance Company and Manhattan National Life Insurance Company, as well as a broker-dealer affiliate, Great American Advisors, Inc, and insurance distributor, AAG Insurance Agency, Inc. to MassMutual.

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where we are licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contract will be modified accordingly.

NON-PRINCIPAL RISKS OF INVESTING IN THE CONTRACT

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contract. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

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Independent Registered Public Accounting Firm

KPMG LLP with a principal business address of 191 West Nationwide Boulevard, Suite 500, Columbus, Ohio 43215-2568 serves as the independent registered public accountant for the Separate Account and the Company. Prior to May 28, 2021, Ernst & Young LLP with a principal address of 221 E. 4th Street, Suite 2900, Cincinnati, Ohio 45202 served as the independent registered public accountant for the Separate Account and the Company.

The financial statements of the sub-accounts comprising Annuity Investors Variable Account B as of December 31, 2021 and for the year then ended, and the related financial highlights for the one-year period ended December 31, 2021 and the statutory financial statements and financial statement schedules of Annuity Investors Life Insurance Company as of December 31, 2021 and for the year then ended, have been included herein in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

The KPMG LLP report dated April 25, 2022 of Annuity Investors Life Insurance Company includes explanatory language that states that the financial statements are prepared by Annuity Investors Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.

The financial statements of the Annuity Investors Variable Account B as of December 31, 2020 and for the periods indicated in the financial statements, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, independent registered public accounting firm, as set forth in their report included thereon. These financial statements are included in this registration statement in reliance on the report of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The statutory-basis financial statements of Annuity Investors Life Insurance Company as of December 31, 2020 and for each of the two years in the period ended December 31, 2020, appearing in this Prospectus and Registration Statement have been audited by Ernst & Young LLP, 221 East 4th Street, Suite 2900, Cincinnati, Ohio 45202, independent auditors, as set forth in their report included thereon. These statutory-basis financial statements are included in this registration statement in reliance on the report of Ernst & Young LLP given on the authority of such firm as experts in accounting and auditing.

The Ernst & Young LLP report dated May 14, 2021 of Annuity Investors Life Insurance Company includes explanatory language that states that the financial statements are prepared by Annuity Investors Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the Ernst & Young LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.

DISTRIBUTION OF THE CONTRACT

The offering of the Contract to new purchasers has been suspended. Existing Contract owners may make additional purchase payments, however. Although we do not anticipate any further offering of the Contract, we reserve the right to resume offering the Contract.

Underwriting Commissions Paid to GAA

Great American Advisors®, Inc. (“GAA”), 301 East Fourth Street, Cincinnati, OH 45202, is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of the Company (the “AILIC VA Products”). GAA is an indirect wholly owned subsidiary of Massachusetts Mutual Life Insurance Company and as a result, is an affiliate of the Company.

Aggregate dollar amounts of underwriting commissions paid to GAA totaled $2.8 million in 2021, $2.8 million in 2020, and $3.0 million in 2019, which GAA subsequently paid to selling firms in its distribution network. GAA did not retain any underwriting commissions in the last three fiscal years.

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GAA Expenses Paid by GALIC

GALIC, an affiliate of the Company, pays for some of GAA’s operating and other expenses, including overhead, legal, and accounting fees.

Payments from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. A Portfolio may also compensate the Company or GAA for the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners.

The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the AILIC VA Products, marketing the underlying Portfolios, and administering the Separate Account. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25%. Payments made under a Portfolio’s Rule 12b-1 plan are generally deducted from the Portfolio’s assets.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the AILIC VA Products. These percentages currently range from 0.00% to 0.25% and may be significant. Some service providers may pay more in Support Fees than others. The amount of Support Fees received by the Company and/or GAA may be significant.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC VA Products. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. Owners of AILIC VA Products and participants in group AILIC VA Products, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of the AILIC VA Products, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts, meals, tickets or other compensation or reimbursement. The amount of such other payments received by the Company and/or GAA may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) = BU1 (trans) * BUV1 / BUV2.

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•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contract is valued. Read these terms in conjunction with the Definitions section of the Prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for versions of the Contract with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

•

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

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FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectus for the Contract. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contract. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income / Investor Control

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contract. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contract.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of variable annuity contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a non-tax-qualified variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of non-tax-qualified variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contract are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. For a Contract that is not tax-qualified, these differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contract as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

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Tax Deferral on Non-Tax-Qualified Contracts / Diversification

IRC Section 817(h) requires that with respect to Contracts that do not qualify for tax-deferred treatment, or serve as a funding vehicle, under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contract to qualify as an annuity contract under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not tax-qualified.

FINANCIAL STATEMENTS

The financial statements of the Separate Account at December 31, 2021 and for the periods indicated in the financial statements, and the Company’s financial statements at December 31, 2021 and 2020, and for each of the three years in the period ended December 31, 2021, are included herein. Our financial statements should be considered only as bearing on our ability to meet our obligations under the Contract. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

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ANNUITY INVESTORS VARIABLE ACCOUNT B

Financial Statements

Year ended December 31, 2021

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2021

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and

Contract Holders of Annuity Investors Variable Account B:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the sub-accounts listed in the Appendix that comprise the Annuity Investors Variable Account B (the Separate Account) as of December 31, 2021, the related statements of operations and changes in net assets for the year then ended, and the related notes including the financial highlights in Note 7 for the year then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the sub-accounts as of December 31, 2021, the results of their operations and changes in net assets for the year then ended, and the financial highlights in Note 7 for the year then ended, in conformity with U.S. generally accepted accounting principles. The statements of changes in net assets for the year or period ended December 31, 2020 and the financial highlights in Note 7 for each of the years or periods in the four-year period ended December 31, 2020 were audited by other independent registered public accountants whose report, dated April 26, 2021, expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2021, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2021.

Columbus, Ohio

April 20, 2022

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

      KPMG International Limited, a private English company limited by guarantee.

1

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Capital Appreciation Fund-Series I Shares (1)

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Conservative Balanced Fund-Series I Shares (1)

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares (1)

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Main Street Fund®-Series I Shares (1)

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

2

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Service Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discover Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

3

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

(1)	See footnote 1 for the former name of the sub-account.

4

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Annuity Investors Life Insurance Company and Contract Holders of Annuity Investors Variable Account B

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Annuity Investors Variable Account B (the Separate Account), as of December 31, 2020, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2020, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ Ernst & Young LLP

We have served as the Company’s auditor since 1997

Cincinnati, OH

April 26, 2021

Appendix

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares

Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares

Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares

Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares

Invesco V.I. American Value Fund-Series I Shares

Invesco V.I. Comstock Fund-Series I Shares

Invesco V.I. Core Equity Fund-Series I Shares

Invesco V.I. Diversified Dividend Fund-Series I Shares

Invesco V.I. Health Care Fund-Series I Shares

Invesco V.I. High Yield Fund-Series I Shares

Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust

Morningstar Balanced ETF Asset Allocation Portfolio-Class II

Morningstar Conservative ETF Asset Allocation Portfolio-Class II

Morningstar Growth ETF Asset Allocation Portfolio-Class II

Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.

VP Capital Appreciation Fund-Class I

VP Large Company Value Fund-Class I

VP Mid Cap Value Fund-Class I

VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios

MidCap Stock Portfolio-Service Shares

Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc.-Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares

BNY Mellon Variable Investment Fund

Appreciation Portfolio-Initial Shares

Government Money Market Portfolio

Growth and Income Portfolio-Initial Shares

Opportunistic Small Cap Portfolio-Initial Shares

Calamos® Advisors Trust

Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.

Davis Value Portfolio

Deutsche DWS Investments VIT Funds

DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust

Templeton Foreign VIP Fund-Class 2

Janus Aspen Series

Janus Henderson VIT Balanced Portfolio-Institutional Shares

Janus Henderson VIT Enterprise Portfolio-Institutional Shares

Janus Henderson VIT Forty Portfolio-Institutional Shares

Janus Henderson VIT Global Research Portfolio-Institutional Shares

Janus Henderson VIT Overseas Portfolio-Institutional Shares

Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.

Core Plus Fixed Income Portfolio-Class I

Discovery Portfolio-Class I

U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust

PIMCO Real Return Portfolio-Administrative Class

PIMCO Total Return Portfolio-Administrative Class

The Timothy Plan

Timothy Plan Conservative Growth Portfolio Variable Series

Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust

Wilshire Global Allocation Fund

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES

As of December 31, 2021

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	312,428.994	$5,202,554	$6,289,196
Invesco V.I. Capital Appreciation Fund-Series I Shares	27,855.889	1,549,750	2,280,283
Invesco V.I. Comstock Fund-Series I Shares	254,943.307	4,378,411	5,389,502
Invesco V.I. Conservative Balanced Fund-Series I Shares	57,846.971	900,958	1,072,483
Invesco V.I. Core Equity Fund-Series I Shares	113,846.424	3,733,090	4,302,256
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	93,977.742	7,228,264	10,772,669
Invesco V.I. Diversified Dividend Fund-Series I Shares	42,012.567	1,059,073	1,252,815
Invesco V.I. Health Care Fund-Series I Shares	98,984.907	2,728,606	3,351,629
Invesco V.I. High Yield Fund-Series I Shares	184,832.227	979,929	966,673
Invesco V.I. Main Street Fund®-Series I Shares	64,388.465	1,836,080	2,307,039
Invesco V.I. Small Cap Equity Fund-Series I Shares	97,186.498	1,784,490	2,282,911
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	70,612.226	761,166	833,930
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29,691.953	327,439	337,598
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144,335.942	1,585,023	1,811,416
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	51,410.170	553,594	576,308
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	417,467.843	5,882,391	7,806,649
VP Large Company Value Fund-Class I	131,416.971	1,950,254	2,561,317
VP Mid Cap Value Fund-Class I	246,355.271	4,717,293	6,163,809
VP Ultra® Fund-Class I	236,353.333	4,457,341	7,416,768
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	38,037.741	682,295	937,250
Technology Growth Portfolio-Initial Shares	612,304.010	13,320,949	21,791,900
BNY Mellon Stock Index Fund, Inc.-Initial Shares	690,107.742	29,352,759	53,697,283
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	151,017.817	5,587,285	8,771,115
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	174,689.550	6,701,669	9,384,323
Government Money Market Portfolio	2,010,128.990	2,010,128	2,010,129
Growth and Income Portfolio-Initial Shares	96,212.990	2,759,706	4,000,536
Opportunistic Small Cap Portfolio-Initial Shares	94,048.878	4,133,261	5,433,204
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	43,732.626	673,695	999,291
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	71,955.574	595,430	646,161
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	210,653.533	3,124,757	3,924,475
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	124,447.520	1,667,080	1,691,242
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	672,796.011	21,016,515	33,787,816
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	202,498.161	13,192,387	20,353,090
Janus Henderson VIT Forty Portfolio-Institutional Shares	312,601.026	12,316,021	19,303,113
Janus Henderson VIT Global Research Portfolio-Institutional Shares	148,847.940	5,605,052	10,609,881
Janus Henderson VIT Overseas Portfolio-Institutional Shares	253,134.201	7,739,009	10,861,989
Janus Henderson VIT Research Portfolio-Institutional Shares	279,836.328	9,706,294	15,757,584
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	277,579.734	2,997,509	2,906,260
Discovery Portfolio-Class I	117,662.950	2,370,159	2,004,977
U.S. Real Estate Portfolio-Class I	241,964.875	4,526,842	5,678,916
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	92,364.842	1,154,323	1,292,184
PIMCO Total Return Portfolio-Administrative Class	353,429.850	3,889,889	3,802,905
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	45,002.860	483,529	558,035
Timothy Plan Strategic Growth Portfolio Variable Series	47,270.463	492,053	625,388
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	18,936.916	364,855	436,307

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	106,162.016	$57.444554	$6,098,429
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,361.458	48.646761	66,231
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	427.081	61.851378	26,416
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,528.936	64.175442	98,120
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	93.549	41.501754	3,883
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	50,960.537	42.228135	2,151,968
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	43.341138	11,788
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,007.344	44.480940	44,808
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,486.082	45.647719	67,836
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	254.217	25.640535	6,519
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	197,394.975	25.920062	5,116,490
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	237.508	26.344942	6,257
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,069.666	26.775834	108,969
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,558.705	27.212717	151,267
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	52,935.750	17.134632	907,035
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	17.586413	6,945
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,557.395	18.522377	158,503
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	143,629.601	29.526635	4,240,899
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	559.564	30.969437	17,329
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,388.273	31.714325	44,028
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	615,718.361	16.966960	10,446,869
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	3,304.943	17.010210	56,218
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,304.385	17.053470	158,672
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	6,487.200	17.096742	110,910
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	48,044.059	24.393330	1,171,955
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	2,346.757	24.793210	58,184
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	835.414	25.198674	21,051
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	25.609842	1,625
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	88,489.271	37.424317	3,311,650
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	669.105	38.616659	25,839
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	134.846	39.844349	5,373
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	213.267	41.108827	8,767
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	39,213.603	21.901477	858,836
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,975.815	22.499015	44,454
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	23.111335	42,888
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	863.343	23.738766	20,495
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	53,120.598	38.615183	2,051,262
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	42.880	39.632999	1,699
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,778.651	40.675099	153,697
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	2,404.774	41.742237	100,381
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	59,655.918	36.262982	2,163,301
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	1,135.480	37.219145	42,262
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	467.918	38.197966	17,874
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,517.194	39.200102	59,474
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	44,217.593	17.076305	755,073
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,325.323	17.462253	23,143
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	90.444	17.855853	1,615
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,963.135	18.257430	54,099
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	19,635.964	13.418391	263,483
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,478.901	13.721638	20,293
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,751.549	14.346478	53,822
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	80,493.714	18.425977	1,483,175
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	16,661.576	19.700463	328,241
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	32,684.967	15.189111	496,456
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	4,917.109	16.239689	79,852
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	41.724	25.310689	1,057
VP Capital Appreciation Fund-Class I - 1.40% series contract	300,867.994	25.509016	7,674,846
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	25.809474	39,037
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,692.812	26.112715	44,204
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,798.150	26.418750	47,505
VP Large Company Value Fund-Class I - 1.40% series contract	85,412.131	26.208755	2,238,546
VP Large Company Value Fund-Class I - 1.25% series contract	4,830.305	26.899687	129,934
VP Large Company Value Fund-Class I - 1.10% series contract	2,558.924	27.607093	70,644
VP Large Company Value Fund-Class I - 0.95% series contract	4,312.980	28.331466	122,193
VP Mid Cap Value Fund-Class I - 1.40% series contract	138,182.821	41.017196	5,667,872
VP Mid Cap Value Fund-Class I - 1.25% series contract	5,243.037	42.098426	220,724
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	43.205557	92,384
VP Mid Cap Value Fund-Class I - 0.95% series contract	4,123.457	44.338759	182,829
VP Ultra® Fund-Class I - 1.50% series contract	97.673	55.948770	5,465
VP Ultra® Fund-Class I - 1.40% series contract	125,704.638	56.927541	7,156,056
VP Ultra® Fund-Class I - 1.10% series contract	2,607.862	59.964305	156,379
VP Ultra® Fund-Class I - 0.95% series contract	1,606.648	61.536995	98,868

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	32,710.287	$24.845993	$812,720
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	25.980391	51,090
MidCap Stock Portfolio-Service Shares - 0.95% series contract	2,764.570	26.564708	73,440
Technology Growth Portfolio-Initial Shares - 1.50% series contract	72.695	67.354634	4,896
Technology Growth Portfolio-Initial Shares - 1.40% series contract	316,227.275	68.533139	21,672,048
Technology Growth Portfolio-Initial Shares - 1.10% series contract	153.792	72.189130	11,102
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,401.862	74.082592	103,854
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.50% series contract	3.372	52.857336	177
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.40% series contract	977,740.861	54.176812	52,970,883
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.25% series contract	1,595.452	44.716516	71,343
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 1.10% series contract	6,550.186	58.332017	382,086
BNY Mellon Stock Index Fund, Inc.-Initial Shares - 0.95% series contract	4,507.267	60.523089	272,794
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.40% series contract	199,691.845	42.851082	8,557,012
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 1.10% series contract	2,053.338	46.138157	94,737
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares - 0.95% series contract	2,493.505	47.870744	119,366
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	166,241.261	54.564241	9,070,829
Appreciation Portfolio-Initial Shares - 1.25% series contract	5,482.772	45.488983	249,406
Appreciation Portfolio-Initial Shares - 1.10% series contract	431.975	58.749161	25,378
Appreciation Portfolio-Initial Shares - 0.95% series contract	635.065	60.955032	38,710
Government Money Market Portfolio - 1.40% series contract	1,764,657.999	1.079301	1,904,597
Government Money Market Portfolio - 1.10% series contract	38,215.817	1.155509	44,159
Government Money Market Portfolio - 0.95% series contract	51,400.319	1.194023	61,373
Growth and Income Portfolio-Initial Shares - 1.40% series contract	87,443.199	45.551606	3,983,178
Growth and Income Portfolio-Initial Shares - 1.10% series contract	299.504	49.045577	14,689
Growth and Income Portfolio-Initial Shares - 0.95% series contract	52.444	50.887610	2,669
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	151.449	33.540192	5,080
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	157,348.087	34.376730	5,409,113
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	342.998	33.423315	11,464
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	103.859	37.014227	3,844
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	96.415	38.405179	3,703
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	29,639.182	26.611253	788,736
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	27.212549	25,154
Calamos® Growth and Income Portfolio - 0.95% series contract	6,516.344	28.451641	185,401
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	22,300.904	22.952926	511,871
Davis Value Portfolio - 1.25% series contract	2,893.380	23.471734	67,913
Davis Value Portfolio - 1.10% series contract	1,264.031	24.000927	30,338
Davis Value Portfolio - 0.95% series contract	1,468.555	24.540758	36,039
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	82,116.239	46.920950	3,852,972
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	50.251835	15,447
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,077.985	52.000745	56,056
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	145,218.007	10.273677	1,491,923
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	1,381.410	10.505917	14,513
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	10.742855	68,570
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	10,581.824	10.984520	116,236
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	504,425.154	65.428890	33,003,978
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	6,513.964	52.985884	345,148
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	2,070.518	70.446875	145,862
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	4,006.282	73.092239	292,828
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	229,243.539	86.732490	19,882,863
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	575.409	70.315400	40,460
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,341.633	93.386668	312,064
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,214.770	96.893191	117,703
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	295.868	63.813174	18,879
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	288,721.376	65.293782	18,851,711
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	3,080.830	67.573527	208,183
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	667.582	69.928423	46,683
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,455.108	72.362244	177,657

The accompanying notes are an integral part of these financial statements.

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

As of December 31, 2021

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series (Continued):
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	296,337.588	$35.553685	$10,535,893
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	28.243765	2,123
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	1,863.436	38.281270	71,335
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	39.718606	530
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	269,935.493	38.251898	10,325,544
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	4,372.745	31.843728	139,245
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,783.227	41.186527	197,005
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	4,684.731	42.733453	200,195
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	92.464	53.933650	4,988
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	281,795.706	55.279417	15,577,502
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,654.046	59.519844	157,968
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	277.317	61.756115	17,126
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	117,082.666	22.248521	2,604,917
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	6,078.934	21.468153	130,503
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,943.643	23.954905	94,470
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	3,072.670	24.854754	76,370
Discovery Portfolio-Class I - 1.50% series contract	71.883	59.240604	4,259
Discovery Portfolio-Class I - 1.40% series contract	32,200.203	60.129724	1,936,189
Discovery Portfolio-Class I - 1.10% series contract	68.185	62.874976	4,287
Discovery Portfolio-Class I - 0.95% series contract	937.047	64.288999	60,242
U.S. Real Estate Portfolio-Class I - 1.40% series contract	90,287.771	59.513452	5,373,337
U.S. Real Estate Portfolio-Class I - 1.25% series contract	2,096.842	58.344333	122,339
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,858.039	64.078610	119,061
U.S. Real Estate Portfolio-Class I - 0.95% series contract	965.309	66.485819	64,179
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	72,122.550	16.326741	1,177,526
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	16.757133	6,327
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,029.086	17.197745	17,698
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	5,135.338	17.648937	90,633
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	183,301.602	17.218209	3,156,125
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	6,488.830	17.672084	114,671
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,603.675	18.136774	246,727
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	15,332.777	18.612541	285,382
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	42.674	17.677399	754
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	30,903.534	18.032924	557,281
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	45.425	18.263939	829
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	33,522.333	18.631120	624,559
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	29,254.896	13.439982	393,185
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	13.503132	28,657
Wilshire Global Allocation Fund - 1.10% series contract	1,066.210	13.566417	14,465

The accompanying notes are an integral part of these financial statements.

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF OPERATIONS

For the Year Ended December 31, 2021

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 3)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Porfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$26,813	$86,555	$(59,742)	$162,793	$0	$1,292,543	$1,455,336	$1,395,594
Invesco V.I. Capital Appreciation Fund-Series I Shares	0	30,279	(30,279)	61,070	116,464	258,798	436,332	406,053
Invesco V.I. Comstock Fund-Series I Shares	92,881	72,258	20,623	34,436	0	1,329,076	1,363,512	1,384,135
Invesco V.I. Conservative Balanced Fund-Series I Shares	16,180	14,460	1,721	36,520	55,320	626	92,466	94,187
Invesco V.I. Core Equity Fund-Series I Shares	26,512	56,696	(30,184)	91,353	90,805	772,821	954,979	924,795
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	0	148,594	(148,594)	548,499	1,115,107	181,293	1,844,899	1,696,305
Invesco V.I. Diversified Dividend Fund-Series I Shares	26,591	17,601	8,990	23,743	4,813	163,741	192,297	201,287
Invesco V.I. Health Care Fund-Series I Shares	6,672	45,656	(38,984)	88,109	347,034	(66,383)	368,760	329,776
Invesco V.I. High Yield Fund-Series I Shares	46,981	13,681	33,299	2,118	0	(6,557)	(4,439)	28,860
Invesco V.I. Main Street Fund®-Series I Shares	15,726	31,993	(16,266)	77,328	128,202	342,999	548,529	532,263
Invesco V.I. Small Cap Equity Fund-Series I Shares	4,015	33,239	(29,224)	105,494	127,069	203,319	435,882	406,658
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	10,968	11,934	(966)	3,412	31,742	42,043	77,197	76,231
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	4,732	4,695	38	974	8,974	(6,722)	3,226	3,264
Morningstar Growth ETF Asset Allocation Portfolio-Class II	21,628	28,838	(7,210)	143,543	62,246	87,609	293,398	286,188
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	8,082	7,917	165	(1,072)	17,491	12,078	28,497	28,662
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	0	112,086	(112,086)	241,726	958,322	(352,590)	847,458	735,372
VP Large Company Value Fund-Class I	36,183	34,839	1,344	133,914	0	316,702	450,616	451,960
VP Mid Cap Value Fund-Class I	69,327	83,986	(14,659)	199,733	0	978,124	1,177,857	1,163,198
VP Ultra® Fund-Class I	0	97,830	(97,830)	524,288	467,678	466,063	1,458,029	1,360,199
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	4,376	13,471	(9,095)	33,828	6,281	177,195	217,304	208,209
Technology Growth Portfolio-Initial Shares	0	312,335	(312,335)	1,884,247	2,856,060	(2,042,145)	2,698,162	2,385,827
BNY Mellon Stock Index Fund, Inc.-Initial Shares	578,612	718,290	(139,679)	4,904,148	2,263,533	4,992,746	12,160,427	12,020,748
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	62,967	115,163	(52,197)	358,162	185,150	1,349,112	1,892,424	1,840,227
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	39,272	125,576	(86,305)	67,136	844,800	1,195,741	2,107,677	2,021,372
Government Money Market Portfolio	116	28,291	(28,175)	0	0	0	0	(28,175)
Growth and Income Portfolio-Initial Shares	17,969	53,793	(35,824)	99,840	248,768	494,445	843,053	807,229
Opportunistic Small Cap Portfolio-Initial Shares	6,481	80,070	(73,588)	306,321	0	552,452	858,773	785,185
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	3,871	13,701	(9,831)	105,890	79,742	9,080	194,712	184,881
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	3,877	9,993	(6,116)	22,276	105,564	(8,958)	118,882	112,766
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	33,435	57,160	(23,725)	162,554	232,462	116,931	511,947	488,222
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	33,086	24,289	8,798	1,493	0	35,916	37,409	46,207
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	301,717	473,198	(171,480)	2,459,734	267,981	2,340,374	5,068,089	4,896,609
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	64,617	284,675	(220,058)	1,778,527	1,705,172	(411,494)	3,072,205	2,852,147
Janus Henderson VIT Forty Portfolio-Institutional Shares	0	260,120	(260,120)	769,202	2,157,898	835,681	3,762,781	3,502,661
Janus Henderson VIT Global Research Portfolio-Institutional Shares	54,052	147,204	(93,152)	735,097	490,746	446,933	1,672,776	1,579,624
Janus Henderson VIT Overseas Portfolio-Institutional Shares	125,527	154,004	(28,477)	65,131	0	1,211,537	1,276,668	1,248,191
Janus Henderson VIT Research Portfolio-Institutional Shares	15,813	220,152	(204,339)	1,394,026	794,386	691,532	2,879,944	2,675,605
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	128,029	44,727	83,302	51,364	212,200	(403,843)	(140,279)	(56,977)
Discovery Portfolio-Class I	0	36,699	(36,699)	579,002	866,184	(1,690,262)	(245,076)	(281,775)
U.S. Real Estate Portfolio-Class I	104,558	70,529	34,029	201,127	0	1,378,574	1,579,701	1,613,730
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	66,265	18,397	47,868	32,939	0	(26,570)	6,369	54,237
PIMCO Total Return Portfolio-Administrative Class	74,287	55,106	19,181	(1,703)	176,204	(303,511)	(129,010)	(109,829)
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	4,252	8,337	(4,085)	4,950	3,420	33,788	42,158	38,073
Timothy Plan Strategic Growth Portfolio Variable Series	4,922	9,017	(4,095)	16,199	5,063	51,944	73,206	69,111
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund	5,336	6,669	(1,333)	27,030	25,969	(3,202)	49,797	48,464
The accompanying notes are an integral part of these financial statements.

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2021

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$(59,742)	$162,793	$0	$1,292,543	$1,395,594	$76,460	$718,077	$(32,875)	$(674,492)	$721,102	$5,568,094	$6,289,196
Invesco V.I. Capital Appreciation Fund-Series I Shares	(30,279)	61,070	116,464	258,798	406,053	32,359	221,109	2,045	(186,705)	219,348	2,060,935	2,280,283
Invesco V.I. Comstock Fund-Series I Shares	20,623	34,436	0	1,329,076	1,384,135	53,307	856,348	(71,022)	(874,062)	510,073	4,879,429	5,389,502
Invesco V.I. Conservative Balanced Fund-Series I Shares	1,721	36,520	55,320	626	94,187	14,160	106,175	5,077	(86,938)	7,249	1,065,234	1,072,483
Invesco V.I. Core Equity Fund-Series I Shares	(30,184)	91,353	90,805	772,821	924,795	32,158	522,619	5,240	(485,221)	439,574	3,862,682	4,302,256
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	(148,594)	548,499	1,115,107	181,293	1,696,305	102,898	1,187,390	(188,036)	(1,272,529)	423,776	10,348,893	10,772,669
Invesco V.I. Diversified Dividend Fund-Series I Shares	8,990	23,743	4,813	163,741	201,287	20,712	225,677	(39,157)	(244,122)	(42,835)	1,295,650	1,252,815
Invesco V.I. Health Care Fund-Series I Shares	(38,984)	88,109	347,034	(66,383)	329,776	113,036	399,999	173,208	(113,755)	216,021	3,135,608	3,351,629
Invesco V.I. High Yield Fund-Series I Shares	33,299	2,118	0	(6,557)	28,860	18,625	113,619	(7,723)	(102,717)	(73,857)	1,040,530	966,673
Invesco V.I. Main Street Fund®-Series I Shares	(16,266)	77,328	128,202	342,999	532,263	26,133	499,103	(11,229)	(484,198)	48,065	2,258,974	2,307,039
Invesco V.I. Small Cap Equity Fund-Series I Shares	(29,224)	105,494	127,069	203,319	406,658	30,056	362,220	19,445	(312,719)	93,939	2,188,972	2,282,911
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	(966)	3,412	31,742	42,043	76,231	28,530	151,849	158	(123,161)	(46,930)	880,860	833,930
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	38	974	8,974	(6,722)	3,264	16,912	53,028	1,322	(34,794)	(31,530)	369,128	337,598
Morningstar Growth ETF Asset Allocation Portfolio-Class II	(7,210)	143,543	62,246	87,609	286,188	53,965	640,003	(115,534)	(701,572)	(415,384)	2,226,800	1,811,416
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	165	(1,072)	17,491	12,078	28,662	13,592	60,222	(251)	(46,882)	(18,220)	594,528	576,308
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(112,086)	241,726	958,322	(352,590)	735,372	78,896	843,796	(85,930)	(850,831)	(115,459)	7,922,108	7,806,649
VP Large Company Value Fund-Class I	1,344	133,914	0	316,702	451,960	41,463	409,652	170,193	(197,997)	253,963	2,307,354	2,561,317
VP Mid Cap Value Fund-Class I	(14,659)	199,733	0	978,124	1,163,198	62,575	715,893	56,620	(596,698)	566,500	5,597,309	6,163,809
VP Ultra® Fund-Class I	(97,830)	524,288	467,678	466,063	1,360,199	79,809	908,092	(27,839)	(856,122)	504,077	6,912,691	7,416,768
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(9,095)	33,828	6,281	177,195	208,209	16,842	217,870	(14,386)	(215,414)	(7,205)	944,455	937,250
Technology Growth Portfolio-Initial Shares	(312,335)	1,884,247	2,856,060	(2,042,145)	2,385,827	151,133	1,969,034	(358,466)	(2,176,367)	209,460	21,582,440	21,791,900
BNY Mellon Stock Index Fund, Inc.-Initial Shares	(139,679)	4,904,148	2,263,533	4,992,746	12,020,748	463,046	5,953,017	(726,119)	(6,216,089)	5,804,659	47,892,624	53,697,283
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(52,197)	358,162	185,150	1,349,112	1,840,227	46,809	790,771	167,498	(576,464)	1,263,763	7,507,352	8,771,115
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(86,305)	67,136	844,800	1,195,741	2,021,372	108,583	1,110,869	(91,066)	(1,093,352)	928,020	8,456,303	9,384,323
Government Money Market Portfolio	(28,175)	0	0	0	(28,175)	25,986	488,845	26,803	(436,056)	(464,231)	2,474,360	2,010,129
Growth and Income Portfolio-Initial Shares	(35,824)	99,840	248,768	494,445	807,229	19,387	344,533	(25,962)	(351,108)	456,121	3,544,415	4,000,536
Opportunistic Small Cap Portfolio-Initial Shares	(73,588)	306,321	0	552,452	785,185	56,765	783,627	(71,062)	(797,924)	(12,739)	5,445,943	5,433,204
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(9,831)	105,890	79,742	9,080	184,881	13,378	296,774	(55,296)	(338,692)	(153,811)	1,153,102	999,291
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(6,116)	22,276	105,564	(8,958)	112,766	15,765	231,876	(14,929)	(231,040)	(118,274)	764,435	646,161
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(23,725)	162,554	232,462	116,931	488,222	61,285	550,843	154,767	(334,791)	153,431	3,771,044	3,924,475
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	8,798	1,493	0	35,916	46,207	37,031	141,289	125,695	21,438	67,645	1,623,597	1,691,242
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	(171,480)	2,459,734	267,981	2,340,374	4,896,609	286,961	4,990,899	(20,947)	(4,724,885)	171,724	33,616,092	33,787,816
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(220,058)	1,778,527	1,705,172	(411,494)	2,852,147	148,231	2,231,528	(59,202)	(2,142,499)	709,648	19,643,442	20,353,090
Janus Henderson VIT Forty Portfolio-Institutional Shares	(260,120)	769,202	2,157,898	835,681	3,502,661	105,179	1,576,855	(180,002)	(1,651,678)	1,850,983	17,452,130	19,303,113
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(93,152)	735,097	490,746	446,933	1,579,624	114,921	1,102,053	(33,900)	(1,021,032)	558,592	10,051,289	10,609,881
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(28,477)	65,131	0	1,211,537	1,248,191	187,723	1,350,373	(20,633)	(1,183,284)	64,907	10,797,082	10,861,989
Janus Henderson VIT Research Portfolio-Institutional Shares	(204,339)	1,394,026	794,386	691,532	2,675,605	100,657	2,190,594	(183,727)	(2,273,664)	401,941	15,355,643	15,757,584
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	83,302	51,364	212,200	(403,843)	(56,977)	52,851	775,116	145,848	(576,420)	(633,397)	3,539,657	2,906,260
Discovery Portfolio-Class I	(36,699)	579,002	866,184	(1,690,262)	(281,775)	31,580	798,854	(51,991)	(819,265)	(1,101,040)	3,106,017	2,004,977
U.S. Real Estate Portfolio-Class I	34,029	201,127	0	1,378,574	1,613,730	84,548	584,891	43,097	(457,246)	1,156,484	4,522,432	5,678,916
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	47,868	32,939	0	(26,570)	54,237	36,423	191,790	(30,201)	(185,568)	(131,331)	1,423,515	1,292,184
PIMCO Total Return Portfolio-Administrative Class	19,181	(1,703)	176,204	(303,511)	(109,829)	91,879	821,096	115,795	(613,421)	(723,250)	4,526,155	3,802,905
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(4,085)	4,950	3,420	33,788	38,073	8,950	107,428	(305)	(98,784)	(60,711)	618,746	558,035
Timothy Plan Strategic Growth Portfolio Variable Series	(4,095)	16,199	5,063	51,944	69,111	7,330	153,924	66	(146,528)	(77,417)	702,805	625,388
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	(1,333)	27,030	25,969	(3,202)	48,464	9,118	133,219	(5,491)	(129,592)	(81,128)	517,435	436,307

The accompanying notes are an integral part of these financial statements.

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2020

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	$(25,516)	$23,366	$274,519	$293,899	$566,268	$40,188	$199,661	$(101,556)	$(261,029)	$305,239	$1,755,696	$2,060,935
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	7,885	55,302	23,392	35,678	122,257	25,509	149,630	135,590	11,469	133,726	931,508	1,065,234
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares	(85,848)	202,042	0	3,363,111	3,479,305	88,492	552,349	7,333,445	6,869,588	10,348,893	0	10,348,893
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	1,297	(35,259)	201,242	77,302	244,582	40,346	294,229	(39,871)	(293,753)	(49,171)	2,308,145	2,258,974
Invesco V.I. American Value Fund-Series I Shares	(24,287)	32,164	47,180	(143,193)	(88,136)	103,894	271,877	(146,059)	(314,042)	(402,178)	5,970,272	5,568,094
Invesco V.I. Comstock Fund-Series I Shares	45,331	64,707	117,812	(452,142)	(224,292)	98,819	481,488	(99,761)	(482,431)	(706,723)	5,586,152	4,879,429
Invesco V.I. Core Equity Fund-Series I Shares	(2,083)	72,880	820,029	(479,497)	411,329	50,106	337,102	(3,761)	(290,758)	120,571	3,742,111	3,862,682
Invesco V.I. Diversified Dividend Fund-Series I Shares	20,423	4,492	31,623	(64,439)	(7,901)	30,179	184,073	1,512	(152,382)	(160,283)	1,455,933	1,295,650
Invesco V.I. Health Care Fund-Series I Shares	(33,684)	(87,811)	70,413	421,798	370,716	62,918	368,814	(213,438)	(519,335)	(148,619)	3,284,227	3,135,608
Invesco V.I. High Yield Fund-Series I Shares	44,560	(18,964)	0	(6,065)	19,531	26,899	207,677	43,370	(137,408)	(117,877)	1,158,407	1,040,530
Invesco V.I. Mid Cap Growth Fund-Series I Shares	(37,195)	(1,852,127)	2,324,530	(933,008)	(497,800)	60,838	267,441	(7,869,711)	(8,076,315)	(8,574,115)	8,574,115	0
Invesco V.I. Small Cap Equity Fund-Series I Shares	(19,388)	(101,730)	161,918	409,582	450,382	40,112	231,678	(147,877)	(339,443)	110,939	2,078,033	2,188,972
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	4,137	(26,567)	10,780	68,688	57,038	36,356	139,590	(112,330)	(215,564)	(158,526)	1,039,386	880,860
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	1,421	(1,264)	2,037	15,645	17,839	13,279	61,949	25,019	(23,651)	(5,812)	374,940	369,128
Morningstar Growth ETF Asset Allocation Portfolio-Class II	15,166	17,563	58,287	72,947	163,963	72,508	197,438	(610)	(125,539)	38,424	2,188,376	2,226,800
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	4,312	(7,267)	6,592	33,593	37,230	10,961	46,961	34,318	(1,681)	35,549	558,979	594,528
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	(92,654)	121,116	727,287	1,638,418	2,394,167	94,050	665,875	(279,130)	(850,955)	1,543,212	6,378,896	7,922,108
VP Large Company Value Fund-Class I	7,925	64,315	18,296	(78,001)	12,535	53,496	217,052	24,218	(139,337)	(126,802)	2,434,156	2,307,354
VP Mid Cap Value Fund-Class I	21,113	205,953	0	(317,243)	(90,177)	105,317	772,912	(211,703)	(879,298)	(969,475)	6,566,784	5,597,309
VP Ultra® Fund-Class I	(83,070)	555,725	538,354	1,329,984	2,340,993	77,105	626,251	(227,930)	(777,075)	1,563,918	5,348,773	6,912,691
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	(6,554)	(21,328)	0	92,849	64,967	23,891	58,133	(7,634)	(41,876)	23,091	921,364	944,455
Technology Growth Portfolio-Initial Shares	(199,983)	2,203,490	1,738,835	5,410,990	9,153,332	159,869	1,281,767	(1,133,369)	(2,255,266)	6,898,066	14,684,374	21,582,440
BNY Mellon Stock Index Fund, Inc.-Initial Shares	70,007	3,512,832	2,694,437	325,653	6,602,929	569,684	3,781,772	(1,198,232)	(4,410,320)	2,192,609	45,700,015	47,892,624
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	(20,781)	353,576	80,694	1,015,005	1,428,494	64,499	675,595	(20,965)	(632,061)	796,433	6,710,919	7,507,352
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	(46,773)	(23,780)	633,485	1,015,996	1,578,928	106,434	762,095	(200,128)	(855,790)	723,138	7,733,165	8,456,303
Government Money Market Portfolio	(24,619)	0	0	0	(24,619)	28,792	597,489	924,182	355,485	330,866	2,143,494	2,474,360
Growth and Income Portfolio-Initial Shares	(20,381)	166,152	231,640	287,536	664,947	30,176	375,003	(143,779)	(488,605)	176,342	3,368,073	3,544,415
Opportunistic Small Cap Portfolio-Initial Shares	(34,546)	412,699	0	316,039	694,192	78,539	722,245	(333,607)	(977,313)	(283,121)	5,729,064	5,445,943
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	(8,970)	27,864	6,371	184,697	209,962	33,224	165,237	(15,527)	(147,540)	62,422	1,090,680	1,153,102
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	(4,886)	(56,385)	19,437	95,178	53,344	30,066	82,002	(73,992)	(125,928)	(72,584)	837,019	764,435
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	(6,725)	(152,571)	347,259	389,511	577,474	75,491	262,974	(143,459)	(330,942)	246,532	3,524,512	3,771,044
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	35,123	(81,280)	0	(47,146)	(93,303)	53,728	224,141	(134,876)	(305,289)	(398,592)	2,022,189	1,623,597
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	122,065	1,512,780	520,208	1,711,226	3,866,279	428,530	4,086,165	(576,040)	(4,233,675)	(367,396)	33,983,488	33,616,092
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	(232,409)	1,731,020	1,254,709	171,530	2,924,850	188,419	2,275,489	(688,412)	(2,775,482)	149,368	19,494,074	19,643,442
Janus Henderson VIT Forty Portfolio-Institutional Shares	(175,401)	639,451	1,115,641	3,449,019	5,028,710	138,074	2,199,929	(452,874)	(2,514,728)	2,513,982	14,938,148	17,452,130
Janus Henderson VIT Global Research Portfolio-Institutional Shares	(59,831)	460,431	463,587	695,698	1,559,885	122,926	702,462	(91,077)	(670,613)	889,272	9,162,017	10,051,289
Janus Henderson VIT Overseas Portfolio-Institutional Shares	(4,057)	(168,454)	0	1,490,359	1,317,848	252,531	1,236,154	(419,832)	(1,403,455)	(85,607)	10,882,689	10,797,082
Janus Henderson VIT Research Portfolio-Institutional Shares	(136,171)	1,043,989	1,111,213	1,794,623	3,813,654	142,630	1,351,600	(530,030)	(1,739,000)	2,074,654	13,280,989	15,355,643
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	53,812	74,709	37,901	56,988	223,410	74,473	462,675	(12,092)	(400,296)	(176,886)	3,716,543	3,539,657
Discovery Portfolio-Class I	(28,500)	326,245	229,171	1,355,897	1,882,813	40,164	396,881	376,647	19,930	1,902,743	1,203,274	3,106,017
U.S. Real Estate Portfolio-Class I	68,045	272,562	134,225	(1,696,141)	(1,221,309)	108,924	621,018	(290,527)	(802,621)	(2,023,930)	6,546,362	4,522,432
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	853	16,003	0	125,730	142,586	36,766	220,842	(619)	(184,695)	(42,109)	1,465,624	1,423,515
PIMCO Total Return Portfolio-Administrative Class	34,216	2,439	48,005	222,273	306,933	135,053	669,830	449,945	(84,832)	222,101	4,304,054	4,526,155
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	(4,169)	(12,939)	21,736	29,131	33,759	8,379	81,861	478	(73,005)	(39,246)	657,992	618,746
Timothy Plan Strategic Growth Portfolio Variable Series	(5,677)	3,480	31,899	18,932	48,634	7,324	58,663	(8,465)	(59,803)	(11,169)	713,974	702,805
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	10,795	11,625	0	24,742	47,162	13,450	112,836	(37,622)	(137,007)	(89,845)	607,280	517,435

The accompanying notes are an integral part of these financial statements.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2021

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. As of May 28, 2021, the Company is a direct wholly-owned subsidiary of Great American Life Insurance Company (“GALIC”), which is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, GALIC was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states and the District of Columbia.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2021 and for the two year period then ended, the following investment options or funds, each representing a sub-account of the Account, were available:

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

•	Invesco V.I. American Value Fund-Series I Shares

•	Invesco V.I. Capital Appreciation Fund-Series I Shares

•	Invesco V.I. Comstock Fund-Series I Shares

•	Invesco V.I. Conservative Balanced Fund-Series I Shares

•	Invesco V.I. Core Equity Fund-Series I Shares

•	Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares

•	Invesco V.I. Diversified Dividend Fund-Series I Shares

•	Invesco V.I. Health Care Fund-Series I Shares

•	Invesco V.I. High Yield Fund-Series I Shares

•	Invesco V.I. Main Street Fund®-Series I Shares

•	Invesco V.I. Small Cap Equity Fund-Series I Shares

ALPS Variable Investment Trust:

•	Morningstar Balanced ETF Asset Allocation Portfolio-Class II

•	Morningstar Conservative ETF Asset Allocation Portfolio-Class II

•	Morningstar Growth ETF Asset Allocation Portfolio-Class II

•	Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II

American Century Variable Portfolios, Inc.:

•	VP Capital Appreciation Fund-Class I

•	VP Large Company Value Fund-Class I

•	VP Mid Cap Value Fund-Class I

•	VP Ultra® Fund-Class I

BNY Mellon Investment Portfolios:

•	MidCap Stock Portfolio-Service Shares

•	Technology Growth Portfolio-Initial Shares

BNY Mellon Stock Index Fund, Inc. – Initial Shares

BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares

BNY Mellon Variable Investment Fund:

•	Appreciation Portfolio-Initial Shares

•	Government Money Market Portfolio

•	Growth and Income Portfolio-Initial Shares

•	Opportunistic Small Cap Portfolio-Initial Shares

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION – Continued

Calamos® Advisors Trust:

•	Calamos® Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Davis Value Portfolio

Deutsche DWS Investments VIT Funds:

•	DWS Small Cap Index VIP-Class A

Franklin Templeton Variable Insurance Products Trust:

•	Templeton Foreign VIP Fund-Class 2

Janus Aspen Series:

•	Janus Henderson VIT Balanced Portfolio-Institutional Shares

•	Janus Henderson VIT Enterprise Portfolio-Institutional Shares

•	Janus Henderson VIT Forty Portfolio-Institutional Shares

•	Janus Henderson VIT Global Research Portfolio-Institutional Shares

•	Janus Henderson VIT Overseas Portfolio-Institutional Shares

•	Janus Henderson VIT Research Portfolio-Institutional Shares

Morgan Stanley Variable Insurance Fund, Inc.:

•	Core Plus Fixed Income Portfolio-Class I

•	Discovery Portfolio-Class I

•	U.S. Real Estate Portfolio-Class I

PIMCO Variable Insurance Trust:

•	PIMCO Real Return Portfolio-Administrative Class Shares

•	PIMCO Total Return Portfolio-Administrative Class Shares

The Timothy Plan:

•	Timothy Plan Conservative Growth Portfolio Variable Series

•	Timothy Plan Strategic Growth Portfolio Variable Series

Wilshire Variable Insurance Trust:

•	Wilshire Global Allocation Fund

AIM Variable Insurance Funds (Invesco Variable Insurance Funds):

Effective April 30, 2021, Invesco Oppenheimer V.I. Capital Appreciation Fund was renamed Invesco V.I. Capital Appreciation Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Conservative Balanced Fund was renamed Invesco V.I. Conservative Balanced Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund was renamed Invesco V.I. Discovery Mid Cap Growth Fund.

Effective April 30, 2021, Invesco Oppenheimer V.I. Main Street Fund was renamed Invesco V.I. Main Street Fund.

Effective April 30, 2020, Invesco V.I. Mid Cap Growth Fund merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The investments of the Separate Account are measured at fair value. All the investments are categorized as Level 1 as of December 31, 2021.

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income from dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses.

Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts.

The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2021:

1.50% Series Contracts	$713
1.40% Series Contracts	4,162,104
1.25% Series Contracts	34,241
1.10% Series Contracts	33,584
0.95% Series Contracts	43,461

$4,274,103

The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $102,112 for the year ended December 31, 2021.

(4)	OTHER

Other Transactions with Affiliates

Great American Advisors, LLC (GAA), an affiliate of the Account, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

Pursuant to an administrative services agreement between MassMutual, the Company, and affiliates of the Company, MassMutual provides administrative and support services to the Company and the Account.

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4)	OTHER – Continued

Subsequent Events

Management has evaluated the impact of subsequent events on the Account through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(5)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the period ended December 31, 2021, are as follows:

	Cost of Purchases	Proceeds from Sales
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	$69,173	$803,407
Invesco V.I. Capital Appreciation Fund-Series I Shares	138,281	238,801
Invesco V.I. Comstock Fund-Series I Shares	109,945	963,384
Invesco V.I. Conservative Balanced Fund-Series I Shares	85,844	115,741
Invesco V.I. Core Equity Fund-Series I Shares	177,985	602,585
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	1,159,735	1,465,751
Invesco V.I. Diversified Dividend Fund-Series I Shares	82,577	312,896
Invesco V.I. Health Care Fund-Series I Shares	694,588	500,293
Invesco V.I. High Yield Fund-Series I Shares	73,657	143,075
Invesco V.I. Main Street Fund®-Series I Shares	158,116	530,378
Invesco V.I. Small Cap Equity Fund-Series I Shares	205,972	420,846
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	65,321	157,706
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	31,244	57,026
Morningstar Growth ETF Asset Allocation Portfolio-Class II	120,576	767,112
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	37,339	66,565
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	993,299	997,894
VP Large Company Value Fund-Class I	245,933	442,586
VP Mid Cap Value Fund-Class I	214,182	825,539
VP Ultra® Fund-Class I	636,235	1,122,509
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	21,113	239,341
Technology Growth Portfolio-Initial Shares	2,997,115	2,629,757
BNY Mellon Stock Index Fund, Inc.-Initial Shares	3,139,509	7,231,744
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	493,650	937,161
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	942,920	1,277,777
Government Money Market Portfolio	52,879	517,110
Growth and Income Portfolio-Initial Shares	295,594	433,758
Opportunistic Small Cap Portfolio-Initial Shares	65,598	937,110
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	90,664	359,445
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	122,821	254,413
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	449,851	575,905
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	192,614	162,378
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	766,780	5,395,164
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	1,845,412	2,502,797
Janus Henderson VIT Forty Portfolio-Institutional Shares	2,304,848	2,058,748
Janus Henderson VIT Global Research Portfolio-Institutional Shares	577,120	1,200,558
Janus Henderson VIT Overseas Portfolio-Institutional Shares	226,871	1,438,632
Janus Henderson VIT Research Portfolio-Institutional Shares	829,712	2,513,329
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	535,634	816,552
Discovery Portfolio-Class I	1,242,452	1,232,232
U.S. Real Estate Portfolio-Class I	272,918	696,135
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	98,643	236,343
PIMCO Total Return Portfolio-Administrative Class	440,186	858,222
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	16,661	116,110
Timothy Plan Strategic Growth Portfolio Variable Series	17,193	162,753
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	37,333	142,289

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	118,829.442	1,323.637	13,991.063	106,162.016
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,361.458	0.000	0.000	1,361.458
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	447.468	0.000	20.387	427.081
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	1,641.635	54.220	166.919	1,528.936
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.50% series contract	0.000	93.670	0.121	93.549
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	56,004.571	827.397	5,871.431	50,960.537
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	-0.000	271.989
Invesco V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,002.501	4.843	0.000	1,007.344
Invesco V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,529.869	11.868	55.655	1,486.082
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	264.849	0.000	10.632	254.217
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	235,337.613	1,577.292	39,519.930	197,394.975
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	1,213.228	237.508
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,401.924	2.145	334.403	4,069.666
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	5,675.700	151.686	268.681	5,558.705
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	58,373.302	928.044	6,365.596	52,935.750
Invesco V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	-0.000	394.900
Invesco V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	8,399.278	158.117	0.000	8,557.395
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	161,662.904	2,817.144	20,850.447	143,629.601
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	829.154	2.742	272.332	559.564
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	2,095.400	26.370	733.497	1,388.273
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	693,010.596	5,378.880	82,671.115	615,718.361
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	6,724.166	0.000	3,419.223	3,304.943
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	9,817.909	19.414	532.938	9,304.385
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	6,665.382	310.320	488.502	6,487.200
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	58,925.183	2,599.153	13,480.277	48,044.059
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	2,359.598	0.000	12.841	2,346.757
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	855.120	4.125	23.831	835.414
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	63.465	0.000	0.000	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	91,562.870	10,530.609	13,604.208	88,489.271
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	692.581	0.000	23.476	669.105
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	135.581	0.000	0.735	134.846
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	321.858	4.171	112.762	213.267
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	43,405.743	1,559.854	5,751.994	39,213.603
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,975.815	0.000	0.000	1,975.815
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,855.724	0.000	0.000	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	1,401.910	47.277	585.844	863.343
Invesco V.I. Main Street Fund®-Series I Shares - 1.40% series contract	63,960.581	758.943	11,598.926	53,120.598
Invesco V.I. Main Street Fund®-Series I Shares - 1.25% series contract	2,608.868	0.000	2,565.988	42.880
Invesco V.I. Main Street Fund®-Series I Shares - 1.10% series contract	3,990.858	0.867	213.074	3,778.651
Invesco V.I. Main Street Fund®-Series I Shares - 0.95% series contract	2,563.271	15.518	174.015	2,404.774
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	67,968.290	2,497.285	10,809.657	59,655.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	1,135.480	0.000	0.000	1,135.480
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	473.531	0.000	5.613	467.918
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	1,888.894	6.155	377.855	1,517.194
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	51,763.409	1,676.600	9,222.416	44,217.593
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,325.323	0.000	0.000	1,325.323
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	92.137	0.000	1.693	90.444
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,947.272	15.863	0.000	2,963.135
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	22,528.267	1,084.700	3,977.003	19,635.964
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	1,478.901	0.000	0.000	1,478.901
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,479.749	271.799	-0.001	3,751.549
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	105,274.845	2,580.717	27,361.848	80,493.714
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	29,710.347	286.051	13,334.822	16,661.576
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,645.281	894.535	3,854.849	32,684.967
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,116.099	0.000	198.990	4,917.109
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	42.176	0.000	0.452	41.724
VP Capital Appreciation Fund-Class I - 1.40% series contract	335,200.364	2,972.764	37,305.134	300,867.994
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	-0.000	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	1,705.204	0.000	12.392	1,692.812
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,804.653	8.884	15.387	1,798.150
VP Large Company Value Fund-Class I - 1.40% series contract	88,271.646	7,896.760	10,756.275	85,412.131
VP Large Company Value Fund-Class I - 1.25% series contract	9,789.919	0.000	4,959.614	4,830.305
VP Large Company Value Fund-Class I - 1.10% series contract	2,558.924	0.000	0.000	2,558.924
VP Large Company Value Fund-Class I - 0.95% series contract	4,331.277	1,259.004	1,277.301	4,312.980
VP Mid Cap Value Fund-Class I - 1.40% series contract	152,769.358	4,363.277	18,949.814	138,182.821
VP Mid Cap Value Fund-Class I - 1.25% series contract	5,243.037	0.000	0.000	5,243.037
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,138.254	0.000	0.000	2,138.254
VP Mid Cap Value Fund-Class I - 0.95% series contract	5,005.819	139.521	1,021.883	4,123.457
VP Ultra® Fund-Class I - 1.50% series contract	28.158	69.917	0.402	97.673
VP Ultra® Fund-Class I - 1.40% series contract	141,555.156	3,388.442	19,238.960	125,704.638
VP Ultra® Fund-Class I - 1.10% series contract	3,620.038	0.000	1,012.176	2,607.862
VP Ultra® Fund-Class I - 0.95% series contract	1,928.317	585.138	906.807	1,606.648

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	38,334.347	669.071	6,293.131	32,710.287
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	2,801.262	0.000
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,966.497	0.000	0.000	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	3,585.306	59.950	880.686	2,764.570
Technology Growth Portfolio-Initial Shares - 1.50% series contract	15.959	56.929	0.193	72.695
Technology Growth Portfolio-Initial Shares - 1.40% series contract	347,958.162	3,126.221	34,857.108	316,227.275
Technology Growth Portfolio-Initial Shares - 1.25% series contract	1,246.267	0.000	1,246.267	0.000
Technology Growth Portfolio-Initial Shares - 1.10% series contract	159.886	0.000	6.094	153.792
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,149.544	358.743	106.425	1,401.862
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	3.481	0.000	0.109	3.372
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,100,980.409	9,076.213	132,315.761	977,740.861
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	2,657.003	0.000	1,061.551	1,595.452
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	7,603.208	0.000	1,053.022	6,550.186
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	7,149.690	23.170	2,665.593	4,507.267
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	215,106.058	6,891.895	22,306.108	199,691.845
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,061.589	0.000	8.251	2,053.338
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,854.242	647.958	8.695	2,493.505
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	187,778.162	1,865.807	23,402.708	166,241.261
Appreciation Portfolio-Initial Shares - 1.25% series contract	6,232.858	0.000	750.086	5,482.772
Appreciation Portfolio-Initial Shares - 1.10% series contract	467.878	0.000	35.903	431.975
Appreciation Portfolio-Initial Shares - 0.95% series contract	718.822	8.776	92.533	635.065
Government Money Market Portfolio - 1.40% series contract	2,168,119.351	55,913.392	459,374.744	1,764,657.999
Government Money Market Portfolio - 1.10% series contract	37,361.788	854.495	0.466	38,215.817
Government Money Market Portfolio - 0.95% series contract	49,932.202	1,520.435	52.318	51,400.319
Growth and Income Portfolio-Initial Shares - 1.40% series contract	96,000.132	1,011.290	9,568.223	87,443.199
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	0.000	5.651	299.504
Growth and Income Portfolio-Initial Shares - 0.95% series contract	52.444	0.000	0.000	52.444
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	157.784	0.000	6.335	151.449
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	181,292.204	2,437.186	26,381.303	157,348.087
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	361.165	0.000	18.167	342.998
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	106.398	0.000	2.539	103.859
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	4.014	92.401	0.000	96.415
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	42,995.195	320.942	13,676.955	29,639.182
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	0.000	0.000	924.359
Calamos® Growth and Income Portfolio - 0.95% series contract	7,448.854	182.383	1,114.893	6,516.344
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	32,799.853	811.013	11,309.962	22,300.904
Davis Value Portfolio - 1.25% series contract	2,893.380	0.000	0.000	2,893.380
Davis Value Portfolio - 1.10% series contract	1,264.031	0.000	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	1,530.317	9.978	71.740	1,468.555
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	89,083.913	4,335.569	11,303.243	82,116.239
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	0.000	0.000	307.398
DWS Small Cap Index VIP-Class A - 0.95% series contract	1,201.544	32.093	155.652	1,077.985
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	140,443.926	16,350.876	11,576.795	145,218.007
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	1,381.410	0.000	0.000	1,381.410
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,382.830	0.000	0.000	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	12,959.287	310.854	2,688.317	10,581.824
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	579,226.701	4,980.039	79,781.586	504,425.154
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	7,237.555	0.000	723.591	6,513.964
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	2,762.553	1.712	693.747	2,070.518
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	5,086.502	95.924	1,176.144	4,006.282
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	254,869.597	1,778.765	27,404.823	229,243.539
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	617.906	0.000	42.497	575.409
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,481.257	0.000	139.624	3,341.633
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	1,612.015	33.290	430.535	1,214.770
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	246.063	59.716	9.911	295.868
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	315,207.517	3,513.234	29,999.375	288,721.376
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	4,895.835	0.000	1,815.005	3,080.830
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	667.934	0.000	0.352	667.582
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,418.853	36.255	0.000	2,455.108
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	326,952.158	2,275.478	32,890.048	296,337.588
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,002.147	0.000	138.711	1,863.436
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	13.356	0.000	0.000	13.356

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2021	Units Purchased	Units Redeemed	Units Outstanding 12/31/2021
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	301,435.057	4,093.215	35,592.779	269,935.493
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	4,372.745	0.000	0.000	4,372.745
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	4,937.382	38.523	192.678	4,783.227
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	5,168.737	157.565	641.571	4,684.731
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	22.428	70.374	0.338	92.464
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	326,400.918	1,242.698	45,847.910	281,795.706
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,654.046	0.000	-0.000	2,654.046
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	282.681	1.027	6.391	277.317
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	134,790.798	9,265.416	26,973.548	117,082.666
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	13,771.207	0.000	7,692.273	6,078.934
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	3,918.388	172.015	146.760	3,943.643
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	3,683.022	177.637	787.989	3,072.670
Discovery Portfolio-Class I - 1.50% series contract	0.000	71.976	0.093	71.883
Discovery Portfolio-Class I - 1.40% series contract	44,246.653	5,427.413	17,473.863	32,200.203
Discovery Portfolio-Class I - 1.10% series contract	68.185	0.000	0.000	68.185
Discovery Portfolio-Class I - 0.95% series contract	921.520	32.388	16.861	937.047
U.S. Real Estate Portfolio-Class I - 1.40% series contract	99,069.880	3,728.607	12,510.716	90,287.771
U.S. Real Estate Portfolio-Class I - 1.25% series contract	2,230.549	0.000	133.707	2,096.842
U.S. Real Estate Portfolio-Class I - 1.10% series contract	1,954.495	3.456	99.912	1,858.039
U.S. Real Estate Portfolio-Class I - 0.95% series contract	1,256.911	20.641	312.243	965.309
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	80,617.833	2,319.527	10,814.810	72,122.550
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	0.000	0.000	377.555
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,493.949	0.000	464.863	1,029.086
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	7,636.248	294.191	2,795.101	5,135.338
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	213,664.379	11,471.680	41,834.457	183,301.602
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	7,439.281	0.000	950.451	6,488.830
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	13,111.101	524.827	32.253	13,603.675
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	19,375.732	840.199	4,883.154	15,332.777
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	43.495	0.000	0.821	42.674
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	36,470.494	655.569	6,222.529	30,903.534
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	46.299	0.000	0.874	45.425
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	41,803.949	504.510	8,786.126	33,522.333
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	39,162.410	567.193	10,474.707	29,254.896
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	-0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	1,157.293	0.000	91.083	1,066.210

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.40% series contract	64,229.192	1,723.630	9,948.251	56,004.571
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.25% series contract	271.989	0.000	0.000	271.989
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 1.10% series contract	1,315.816	23.763	337.078	1,002.501
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares - 0.95% series contract	1,664.193	434.363	568.687	1,529.869
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.40% series contract	61,473.946	8,287.827	11,388.471	58,373.302
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 1.25% series contract	394.900	0.000	0.000	394.900
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares - 0.95% series contract	4,928.629	3,548.246	77.597	8,399.278
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.50% series contract	0.000	1.642	1.642	0.000
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.40% series contract	0.000	772,564.660	79,554.064	693,010.596
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.25% series contract	0.000	6,724.166	0.000	6,724.166
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 1.10% series contract	0.000	11,291.686	1,473.777	9,817.909
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares - 0.95% series contract	0.000	8,863.731	2,198.349	6,665.382
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.40% series contract	73,784.212	2,165.770	11,989.401	63,960.581
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.25% series contract	2,608.868	0.000	0.000	2,608.868
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 1.10% series contract	4,373.802	106.383	489.327	3,990.858
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares - 0.95% series contract	3,204.704	80.312	721.745	2,563.271
Invesco V.I. American Value Fund-Series I Shares - 1.50% series contract	0.684	0.000	0.684	0.000
Invesco V.I. American Value Fund-Series I Shares - 1.40% series contract	126,156.308	5,394.557	12,721.423	118,829.442
Invesco V.I. American Value Fund-Series I Shares - 1.25% series contract	1,616.573	0.000	255.115	1,361.458
Invesco V.I. American Value Fund-Series I Shares - 1.10% series contract	526.464	0.000	78.996	447.468
Invesco V.I. American Value Fund-Series I Shares - 0.95% series contract	2,388.958	1,419.838	2,167.161	1,641.635
Invesco V.I. Comstock Fund-Series I Shares - 1.50% series contract	275.239	0.000	10.390	264.849
Invesco V.I. Comstock Fund-Series I Shares - 1.40% series contract	262,694.749	14,831.059	42,188.195	235,337.613
Invesco V.I. Comstock Fund-Series I Shares - 1.25% series contract	1,450.736	0.000	0.000	1,450.736
Invesco V.I. Comstock Fund-Series I Shares - 1.10% series contract	4,810.577	433.966	842.619	4,401.924
Invesco V.I. Comstock Fund-Series I Shares - 0.95% series contract	7,354.164	3,506.623	5,185.087	5,675.700
Invesco V.I. Core Equity Fund-Series I Shares - 1.40% series contract	176,559.941	2,592.230	17,489.267	161,662.904
Invesco V.I. Core Equity Fund-Series I Shares - 1.10% series contract	930.690	8.925	110.461	829.154
Invesco V.I. Core Equity Fund-Series I Shares - 0.95% series contract	1,554.216	688.982	147.798	2,095.400
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.40% series contract	66,053.852	17,461.109	24,589.778	58,925.183
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.25% series contract	516.106	1,843.492	0.000	2,359.598
Invesco V.I. Diversified Dividend Fund-Series I Shares - 1.10% series contract	1,487.324	34.579	666.783	855.120
Invesco V.I. Diversified Dividend Fund-Series I Shares - 0.95% series contract	943.235	18.188	897.958	63.465
Invesco V.I. Health Care Fund-Series I Shares - 1.40% series contract	104,834.735	4,996.913	18,268.778	91,562.870
Invesco V.I. Health Care Fund-Series I Shares - 1.25% series contract	692.581	0.000	0.000	692.581
Invesco V.I. Health Care Fund-Series I Shares - 1.10% series contract	136.496	0.000	0.915	135.581
Invesco V.I. Health Care Fund-Series I Shares - 0.95% series contract	3,644.843	180.266	3,503.251	321.858
Invesco V.I. High Yield Fund-Series I Shares - 1.40% series contract	46,976.401	4,049.768	7,620.426	43,405.743
Invesco V.I. High Yield Fund-Series I Shares - 1.25% series contract	1,275.471	1,073.043	372.699	1,975.815
Invesco V.I. High Yield Fund-Series I Shares - 1.10% series contract	1,895.953	20.551	60.780	1,855.724
Invesco V.I. High Yield Fund-Series I Shares - 0.95% series contract	4,824.646	131.503	3,554.239	1,401.910
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.50% series contract	0.833	0.000	0.833	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.40% series contract	399,344.826	2,618.322	401,963.148	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.25% series contract	3,343.700	0.000	3,343.700	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 1.10% series contract	5,621.821	63.235	5,685.056	0.000
Invesco V.I. Mid Cap Growth Fund-Series I Shares - 0.95% series contract	4,017.855	255.288	4,273.143	0.000
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.40% series contract	78,385.692	3,189.870	13,607.272	67,968.290
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.25% series contract	3,384.764	0.000	2,249.284	1,135.480
Invesco V.I. Small Cap Equity Fund-Series I Shares - 1.10% series contract	465.572	7.959	0.000	473.531
Invesco V.I. Small Cap Equity Fund-Series I Shares - 0.95% series contract	2,812.645	31.041	954.792	1,888.894
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.40% series contract	68,362.242	2,357.207	18,956.040	51,763.409
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.25% series contract	0.000	1,325.323	0.000	1,325.323
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 1.10% series contract	94.125	0.000	1.988	92.137
Morningstar Balanced ETF Asset Allocation Portfolio-Class II - 0.95% series contract	2,903.350	43.922	0.000	2,947.272
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.40% series contract	26,029.988	1,260.553	4,762.274	22,528.267
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 1.25% series contract	0.000	1,478.901	0.000	1,478.901
Morningstar Conservative ETF Asset Allocation Portfolio-Class II - 0.95% series contract	3,357.481	674.855	552.587	3,479.749
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	115,324.322	3,707.430	13,756.907	105,274.845
Morningstar Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	28,875.473	839.380	4.506	29,710.347
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 1.40% series contract	35,657.926	3,892.230	3,904.875	35,645.281
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II - 0.95% series contract	5,327.045	0.000	210.946	5,116.099
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I - 1.50% series contract	43.852	0.000	1.676	42.176
VP Capital Appreciation Fund-Class I - 1.40% series contract	379,715.168	14,655.895	59,170.699	335,200.364
VP Capital Appreciation Fund-Class I - 1.25% series contract	1,512.514	0.000	0.000	1,512.514
VP Capital Appreciation Fund-Class I - 1.10% series contract	2,208.131	14.016	516.943	1,705.204
VP Capital Appreciation Fund-Class I - 0.95% series contract	1,381.375	687.451	264.173	1,804.653
VP Large Company Value Fund-Class I - 1.40% series contract	94,416.123	3,901.913	10,046.390	88,271.646
VP Large Company Value Fund-Class I - 1.25% series contract	7,985.225	1,914.187	109.493	9,789.919
VP Large Company Value Fund-Class I - 1.10% series contract	2,547.849	28.389	17.314	2,558.924
VP Large Company Value Fund-Class I - 0.95% series contract	7,015.212	416.946	3,100.881	4,331.277
VP Mid Cap Value Fund-Class I - 1.40% series contract	175,274.411	13,053.874	35,558.927	152,769.358
VP Mid Cap Value Fund-Class I - 1.25% series contract	8,695.936	0.000	3,452.899	5,243.037
VP Mid Cap Value Fund-Class I - 1.10% series contract	2,131.968	22.128	15.842	2,138.254
VP Mid Cap Value Fund-Class I - 0.95% series contract	7,164.805	2,396.263	4,555.249	5,005.819
VP Ultra® Fund-Class I - 1.50% series contract	28.600	0.000	0.442	28.158
VP Ultra® Fund-Class I - 1.40% series contract	162,238.895	16,838.834	37,522.573	141,555.156
VP Ultra® Fund-Class I - 1.10% series contract	3,778.376	16.936	175.274	3,620.038
VP Ultra® Fund-Class I - 0.95% series contract	2,203.330	197.422	472.435	1,928.317

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares - 1.40% series contract	39,617.735	7,410.093	8,693.481	38,334.347
MidCap Stock Portfolio-Service Shares - 1.25% series contract	2,801.262	0.000	0.000	2,801.262
MidCap Stock Portfolio-Service Shares - 1.10% series contract	1,969.313	15.788	18.604	1,966.497
MidCap Stock Portfolio-Service Shares - 0.95% series contract	4,055.330	196.245	666.269	3,585.306
Technology Growth Portfolio-Initial Shares - 1.50% series contract	16.134	0.000	0.175	15.959
Technology Growth Portfolio-Initial Shares - 1.40% series contract	396,613.668	14,495.243	63,150.749	347,958.162
Technology Growth Portfolio-Initial Shares - 1.25% series contract	891.524	354.743	0.000	1,246.267
Technology Growth Portfolio-Initial Shares - 1.10% series contract	208.174	0.000	48.288	159.886
Technology Growth Portfolio-Initial Shares - 0.95% series contract	1,829.966	175.876	856.298	1,149.544
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.50% series contract	4.741	0.000	1.260	3.481
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.40% series contract	1,219,412.285	12,169.773	130,601.649	1,100,980.409
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.25% series contract	3,263.972	215.862	822.831	2,657.003
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 1.10% series contract	8,210.722	127.358	734.872	7,603.208
BNY Mellon Stock Index Fund, Inc. – Initial Shares - 0.95% series contract	10,646.533	493.220	3,990.063	7,149.690
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.40% series contract	236,290.374	1,724.810	22,909.126	215,106.058
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 1.10% series contract	2,061.589	0.000	0.000	2,061.589
BNY Mellon Sustainable U.S. Equity Portfolio, Inc. – Initial Shares- 0.95% series contract	1,391.983	462.259	0.000	1,854.242
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares - 1.40% series contract	203,586.165	3,398.950	19,206.953	187,778.162
Appreciation Portfolio-Initial Shares - 1.25% series contract	10,495.537	0.000	4,262.679	6,232.858
Appreciation Portfolio-Initial Shares - 1.10% series contract	467.094	0.784	0.000	467.878
Appreciation Portfolio-Initial Shares - 0.95% series contract	3,474.434	55.450	2,811.062	718.822
Government Money Market Portfolio - 1.50% series contract	14.008	0.000	14.008	0.000
Government Money Market Portfolio - 1.40% series contract	1,828,750.595	1,115,622.205	776,253.449	2,168,119.351
Government Money Market Portfolio - 1.10% series contract	37,442.075	1,538.681	1,618.968	37,361.788
Government Money Market Portfolio - 0.95% series contract	64,118.658	3,051.510	17,237.966	49,932.202
Growth and Income Portfolio-Initial Shares - 1.50% series contract	1.318	0.000	1.318	0.000
Growth and Income Portfolio-Initial Shares - 1.40% series contract	111,277.717	1,248.413	16,525.998	96,000.132
Growth and Income Portfolio-Initial Shares - 1.10% series contract	305.155	0.000	0.000	305.155
Growth and Income Portfolio-Initial Shares - 0.95% series contract	854.091	153.288	954.935	52.444
Opportunistic Small Cap Portfolio-Initial Shares - 1.50% series contract	165.284	0.000	7.500	157.784
Opportunistic Small Cap Portfolio-Initial Shares - 1.40% series contract	224,400.806	10,440.696	53,549.298	181,292.204
Opportunistic Small Cap Portfolio-Initial Shares - 1.25% series contract	361.165	0.000	0.000	361.165
Opportunistic Small Cap Portfolio-Initial Shares - 1.10% series contract	431.467	9.883	334.952	106.398
Opportunistic Small Cap Portfolio-Initial Shares - 0.95% series contract	765.555	215.464	977.005	4.014
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio - 1.40% series contract	46,798.038	1,287.979	5,090.822	42,995.195
Calamos® Growth and Income Portfolio - 1.25% series contract	924.359	0.000	0.000	924.359
Calamos® Growth and Income Portfolio - 1.10% series contract	125.201	0.000	125.201	0.000
Calamos® Growth and Income Portfolio - 0.95% series contract	10,712.694	550.186	3,814.026	7,448.854
Davis Variable Account Fund, Inc.:
Davis Value Portfolio - 1.40% series contract	40,447.651	1,924.509	9,572.307	32,799.853
Davis Value Portfolio - 1.25% series contract	2,893.380	0.000	0.000	2,893.380
Davis Value Portfolio - 1.10% series contract	1,248.985	15.046	0.000	1,264.031
Davis Value Portfolio - 0.95% series contract	1,870.375	54.546	394.604	1,530.317
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A - 1.40% series contract	97,232.839	16,095.030	24,243.956	89,083.913
DWS Small Cap Index VIP-Class A - 1.10% series contract	307.398	0.000	0.000	307.398
DWS Small Cap Index VIP-Class A - 0.95% series contract	2,096.343	134.667	1,029.466	1,201.544
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2 - 1.40% series contract	171,573.433	17,675.605	48,805.112	140,443.926
Templeton Foreign VIP Fund-Class 2 - 1.25% series contract	2,322.824	1,189.837	2,131.251	1,381.410
Templeton Foreign VIP Fund-Class 2 - 1.10% series contract	6,725.024	163.199	505.393	6,382.830
Templeton Foreign VIP Fund-Class 2 - 0.95% series contract	15,168.083	1,068.635	3,277.431	12,959.287
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.50% series contract	0.996	0.000	0.996	0.000
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.40% series contract	658,117.437	7,569.355	86,460.091	579,226.701
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.25% series contract	8,574.974	0.000	1,337.419	7,237.555
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 1.10% series contract	3,022.254	18.117	277.818	2,762.553
Janus Henderson VIT Balanced Portfolio-Institutional Shares - 0.95% series contract	7,393.794	332.918	2,640.210	5,086.502
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.40% series contract	297,765.524	2,780.248	45,676.175	254,869.597
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.25% series contract	86.408	531.498	0.000	617.906
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 1.10% series contract	3,991.545	11.056	521.344	3,481.257
Janus Henderson VIT Enterprise Portfolio-Institutional Shares - 0.95% series contract	2,607.484	299.404	1,294.873	1,612.015
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.50% series contract	256.330	0.000	10.267	246.063
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.40% series contract	372,223.241	3,986.945	61,002.669	315,207.517
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.25% series contract	5,284.796	0.000	388.961	4,895.835
Janus Henderson VIT Forty Portfolio-Institutional Shares - 1.10% series contract	449.315	553.210	334.591	667.934
Janus Henderson VIT Forty Portfolio-Institutional Shares - 0.95% series contract	2,400.923	94.423	76.493	2,418.853
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.40% series contract	352,438.568	3,596.272	29,082.682	326,952.158
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.25% series contract	75.156	0.000	0.000	75.156
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 1.10% series contract	2,109.597	0.000	107.450	2,002.147
Janus Henderson VIT Global Research Portfolio-Institutional Shares - 0.95% series contract	390.659	7.715	385.018	13.356

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2020	Units Purchased	Units Redeemed	Units Outstanding 12/31/2020
Janus Aspen Series:
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.40% series contract	347,971.018	12,507.763	59,043.724	301,435.057
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.25% series contract	5,642.260	0.000	1,269.515	4,372.745
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 1.10% series contract	5,643.485	255.909	962.012	4,937.382
Janus Henderson VIT Overseas Portfolio-Institutional Shares - 0.95% series contract	6,009.753	799.356	1,640.372	5,168.737
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.50% series contract	22.779	0.000	0.351	22.428
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.40% series contract	370,651.843	3,782.131	48,033.056	326,400.918
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.25% series contract	54.599	0.000	54.599	0.000
Janus Henderson VIT Research Portfolio-Institutional Shares - 1.10% series contract	2,758.670	0.000	104.624	2,654.046
Janus Henderson VIT Research Portfolio-Institutional Shares - 0.95% series contract	3.891	278.790	0.000	282.681
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I - 1.50% series contract	2.064	0.000	2.064	0.000
Core Plus Fixed Income Portfolio-Class I - 1.40% series contract	153,512.053	7,930.338	26,651.593	134,790.798
Core Plus Fixed Income Portfolio-Class I - 1.25% series contract	11,525.461	2,625.140	379.394	13,771.207
Core Plus Fixed Income Portfolio-Class I - 1.10% series contract	4,456.657	211.015	749.284	3,918.388
Core Plus Fixed Income Portfolio-Class I - 0.95% series contract	4,628.508	4,487.323	5,432.809	3,683.022
Discovery Portfolio-Class I - 1.40% series contract	41,249.693	18,561.687	15,564.727	44,246.653
Discovery Portfolio-Class I - 1.10% series contract	176.699	0.000	108.514	68.185
Discovery Portfolio-Class I - 0.95% series contract	2,097.071	514.082	1,689.633	921.520
U.S. Real Estate Portfolio-Class I - 1.40% series contract	117,009.067	4,414.973	22,354.160	99,069.880
U.S. Real Estate Portfolio-Class I - 1.25% series contract	3,002.983	0.000	772.434	2,230.549
U.S. Real Estate Portfolio-Class I - 1.10% series contract	2,214.279	139.138	398.922	1,954.495
U.S. Real Estate Portfolio-Class I - 0.95% series contract	1,797.173	148.614	688.876	1,256.911
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class - 1.40% series contract	91,714.755	6,684.754	17,781.676	80,617.833
PIMCO Real Return Portfolio-Administrative Class - 1.25% series contract	377.555	0.000	0.000	377.555
PIMCO Real Return Portfolio-Administrative Class - 1.10% series contract	1,471.610	23.461	1.122	1,493.949
PIMCO Real Return Portfolio-Administrative Class - 0.95% series contract	8,703.078	626.230	1,693.060	7,636.248
PIMCO Total Return Portfolio-Administrative Class - 1.40% series contract	206,053.199	41,182.271	33,571.091	213,664.379
PIMCO Total Return Portfolio-Administrative Class - 1.25% series contract	4,365.094	4,178.781	1,104.594	7,439.281
PIMCO Total Return Portfolio-Administrative Class - 1.10% series contract	15,637.051	900.766	3,426.716	13,111.101
PIMCO Total Return Portfolio-Administrative Class - 0.95% series contract	31,577.475	6,802.990	19,004.733	19,375.732
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series - 1.50% series contract	44.387	0.000	0.892	43.495
Timothy Plan Conservative Growth Portfolio Variable Series - 1.40% series contract	41,394.324	645.937	5,569.767	36,470.494
Timothy Plan Strategic Growth Portfolio Variable Series - 1.50% series contract	47.247	0.000	0.948	46.299
Timothy Plan Strategic Growth Portfolio Variable Series - 1.40% series contract	45,718.365	457.968	4,372.384	41,803.949
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund - 1.40% series contract	51,685.711	1,235.382	13,758.683	39,162.410
Wilshire Global Allocation Fund - 1.25% series contract	2,122.229	0.000	0.000	2,122.229
Wilshire Global Allocation Fund - 1.10% series contract	1,172.013	0.049	14.769	1,157.293

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2021				Periods Ended December 31, 2021
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	109	$57.444554	$64.175442	$6,289	0.45%	0.95%	1.40%	26.16%	26.74%
Invesco V.I. Capital Appreciation Fund-Series I Shares	54	41.501754	45.647719	2,280	0.00%	0.95%	1.50%	20.73%	21.41%
Invesco V.I. Comstock Fund-Series I Shares	208	25.640535	27.212717	5,390	1.81%	0.95%	1.50%	31.36%	32.09%
Invesco V.I. Conservative Balanced Fund-Series I Shares	62	17.134632	18.522377	1,072	1.51%	0.95%	1.40%	9.08%	9.58%
Invesco V.I. Core Equity Fund-Series I Shares	146	29.526635	31.714325	4,302	0.65%	0.95%	1.40%	25.95%	26.53%
Invesco V.I. Discovery Mid Cap Growth Fund-Series I Shares	635	16.966960	17.096742	10,773	0.00%	0.95%	1.40%	17.43%	17.97%
Invesco V.I. Diversified Dividend Fund-Series I Shares	51	24.393330	25.609842	1,253	2.09%	0.95%	1.40%	17.23%	17.77%
Invesco V.I. Health Care Fund-Series I Shares	90	37.424317	41.108827	3,352	0.21%	0.95%	1.40%	10.73%	11.23%
Invesco V.I. High Yield Fund-Series I Shares	44	21.901477	23.738766	967	4.68%	0.95%	1.40%	2.92%	3.39%
Invesco V.I. Main Street Fund®-Series I Shares	59	38.615183	41.742237	2,307	0.69%	0.95%	1.40%	25.78%	26.36%
Invesco V.I. Small Cap Equity Fund-Series I Shares	63	36.262982	39.200102	2,283	0.18%	0.95%	1.40%	18.72%	19.26%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	49	17.076305	18.257430	834	1.28%	0.95%	1.40%	9.24%	9.74%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	25	13.418391	14.346478	338	1.34%	0.95%	1.40%	0.85%	1.31%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	97	18.425977	19.700463	1,811	1.07%	0.95%	1.40%	13.28%	13.79%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	38	15.189111	16.239689	576	1.38%	0.95%	1.40%	4.98%	5.46%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	306	25.310689	26.418750	7,807	0.00%	0.95%	1.50%	9.49%	10.10%
VP Large Company Value Fund-Class I	97	26.208755	28.331466	2,561	1.49%	0.95%	1.40%	20.01%	20.56%
VP Mid Cap Value Fund-Class I	150	41.017196	44.338759	6,164	1.18%	0.95%	1.40%	21.48%	22.03%
VP Ultra® Fund-Class I	130	55.948770	61.536995	7,417	0.00%	0.95%	1.50%	21.31%	21.99%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	37	24.845993	26.564708	937	0.47%	0.95%	1.40%	23.80%	24.37%
Technology Growth Portfolio-Initial Shares	318	67.354634	74.082592	21,792	0.00%	0.95%	1.50%	11.23%	11.86%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	990	52.857336	60.523089	53,697	1.14%	0.95%	1.50%	26.49%	27.19%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	204	42.851082	47.870744	8,771	0.77%	0.95%	1.40%	25.22%	25.79%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	173	54.564241	60.955032	9,384	0.44%	0.95%	1.40%	25.35%	25.92%
Government Money Market Portfolio	1,854	1.079301	1.194023	2,010	0.01%	0.95%	1.40%	-1.29%	-0.78%
Growth and Income Portfolio-Initial Shares	88	45.551606	50.887610	4,001	0.48%	0.95%	1.40%	23.87%	24.44%
Opportunistic Small Cap Portfolio-Initial Shares	158	33.540192	38.405179	5,433	0.12%	0.95%	1.50%	14.72%	15.36%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	37	26.611253	28.451641	999	0.36%	0.95%	1.40%	19.70%	20.24%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	28	22.952926	24.540758	646	0.55%	0.95%	1.40%	16.20%	16.73%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	84	46.920950	52.000745	3,924	0.87%	0.95%	1.40%	12.90%	13.42%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	164	10.273677	10.984520	1,691	2.00%	0.95%	1.40%	2.70%	3.17%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	517	65.428890	73.092239	33,788	0.90%	0.95%	1.40%	15.56%	16.08%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	234	86.732490	96.893191	20,353	0.32%	0.95%	1.40%	15.20%	15.72%
Janus Henderson VIT Forty Portfolio-Institutional Shares	295	63.813174	72.362244	19,303	0.00%	0.95%	1.50%	21.05%	21.73%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	298	35.553685	39.718606	10,610	0.52%	0.95%	1.40%	16.44%	16.97%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	284	38.251898	42.733453	10,862	1.16%	0.95%	1.40%	11.99%	12.51%
Janus Henderson VIT Research Portfolio-Institutional Shares	285	53.933650	61.756115	15,758	0.10%	0.95%	1.50%	18.53%	19.19%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	130	22.248521	24.854754	2,906	3.97%	0.95%	1.40%	-1.72%	-1.27%
Discovery Portfolio-Class I	33	59.240604	64.288999	2,005	0.00%	0.95%	1.50%	-12.40%	-11.91%
U.S. Real Estate Portfolio-Class I	95	59.513452	66.485819	5,679	2.05%	0.95%	1.40%	37.85%	38.47%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	79	16.326741	17.648937	1,292	4.88%	0.95%	1.40%	4.13%	4.61%
PIMCO Total Return Portfolio-Administrative Class	219	17.218209	18.612541	3,803	1.78%	0.95%	1.40%	-2.65%	-2.20%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	31	17.677399	18.032924	558	0.72%	1.40%	1.50%	6.31%	6.42%
Timothy Plan Strategic Growth Portfolio Variable Series	34	18.263939	18.631120	625	0.74%	1.40%	1.50%	10.83%	10.94%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	32	13.439982	13.566417	436	1.12%	1.10%	1.40%	10.28%	10.61%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2020				Periods Ended December 31, 2020
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	59	$34.941573	$37.599505	$2,061	0.00%	0.95%	1.40%	34.67%	35.29%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	15.707637	16.902660	1,065	2.11%	0.95%	1.40%	13.24%	13.76%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund-Series I Shares (*)	716	14.448404	14.492734	10,349	0.00%	0.95%	1.40%	0.00%	0.00%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	73	30.699501	33.034829	2,259	1.34%	0.95%	1.40%	12.34%	12.86%
Invesco V.I. American Value Fund-Series I Shares	122	45.533139	50.637323	5,568	0.77%	0.95%	1.40%	-0.30%	0.16%
Invesco V.I. Comstock Fund-Series I Shares	247	19.519087	20.600974	4,879	2.05%	0.95%	1.50%	-2.34%	-1.80%
Invesco V.I. Core Equity Fund-Series I Shares	165	23.442820	25.065379	3,863	1.25%	0.95%	1.40%	12.25%	12.77%
Invesco V.I. Diversified Dividend Fund-Series I Shares	62	20.808037	21.746513	1,296	2.76%	0.95%	1.40%	-1.26%	-0.81%
Invesco V.I. Health Care Fund-Series I Shares	93	33.798976	36.957773	3,136	0.29%	0.95%	1.40%	12.85%	13.37%
Invesco V.I. High Yield Fund-Series I Shares	49	21.279920	22.960252	1,041	5.35%	0.95%	1.40%	1.87%	2.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	71	30.545858	32.869895	2,189	0.30%	0.95%	1.40%	25.46%	26.03%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	56	15.632089	16.637374	881	1.75%	0.95%	1.40%	7.59%	8.08%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	27	13.305826	14.161473	369	1.71%	0.95%	1.40%	5.00%	5.48%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	135	16.266374	17.312477	2,227	1.85%	0.95%	1.40%	8.46%	8.96%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	14.468792	15.399236	595	2.04%	0.95%	1.40%	6.91%	7.40%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	340	23.117417	23.995406	7,922	0.00%	0.95%	1.50%	40.31%	41.10%
VP Large Company Value Fund-Class I	105	21.839096	23.500669	2,307	1.56%	0.95%	1.40%	1.18%	1.64%
VP Mid Cap Value Fund-Class I	165	33.764588	36.333065	5,597	1.57%	0.95%	1.40%	-0.21%	0.25%
VP Ultra® Fund-Class I	147	46.119352	50.444191	6,913	0.00%	0.95%	1.50%	47.60%	48.43%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	47	20.068949	21.359765	944	0.48%	0.95%	1.40%	6.33%	6.82%
Technology Growth Portfolio-Initial Shares	351	60.551778	66.230329	21,582	0.24%	0.95%	1.50%	67.37%	68.31%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,118	41.788789	47.583744	47,893	1.44%	0.95%	1.50%	16.23%	16.88%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	219	34.220597	38.055631	7,507	1.05%	0.95%	1.40%	22.40%	22.96%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	195	43.529044	48.406481	8,456	0.75%	0.95%	1.40%	21.95%	22.51%
Government Money Market Portfolio	2,255	1.093430	1.203468	2,474	0.19%	0.95%	1.40%	-1.10%	-0.62%
Growth and Income Portfolio-Initial Shares	96	36.773126	40.894229	3,544	0.69%	0.95%	1.40%	22.88%	23.45%
Opportunistic Small Cap Portfolio-Initial Shares	182	29.237798	33.292847	5,446	0.56%	0.95%	1.50%	18.09%	18.75%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	51	22.231976	23.661527	1,153	0.45%	0.95%	1.40%	20.71%	21.26%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	38	19.752528	21.023031	764	0.61%	0.95%	1.40%	10.15%	10.66%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	91	41.559829	45.849925	3,771	1.03%	0.95%	1.40%	17.75%	18.29%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	161	10.003590	10.647149	1,624	3.11%	0.95%	1.40%	-2.55%	-2.10%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	594	56.621270	62.965661	33,616	1.70%	0.95%	1.40%	12.71%	13.22%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	261	75.291243	83.729416	19,643	0.06%	0.95%	1.40%	17.80%	18.34%
Janus Henderson VIT Forty Portfolio-Institutional Shares	323	52.714650	59.444924	17,452	0.27%	0.95%	1.50%	37.31%	38.07%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	329	30.534712	33.956707	10,051	0.66%	0.95%	1.40%	18.38%	18.92%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	316	34.155244	37.983530	10,797	1.19%	0.95%	1.40%	14.66%	15.19%
Janus Henderson VIT Research Portfolio-Institutional Shares	329	45.502581	51.812901	15,356	0.39%	0.95%	1.50%	30.95%	31.69%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	156	22.637779	25.174652	3,540	2.86%	0.95%	1.40%	6.29%	6.77%
Discovery Portfolio-Class I	45	68.567750	72.976940	3,106	0.00%	0.95%	1.40%	148.77%	149.90%
U.S. Real Estate Portfolio-Class I	105	43.173937	48.013084	4,522	2.44%	0.95%	1.40%	-18.02%	-17.64%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	90	15.679073	16.871796	1,424	1.45%	0.95%	1.40%	10.15%	10.65%
PIMCO Total Return Portfolio-Administrative Class	254	17.686765	19.032133	4,526	2.09%	0.95%	1.40%	7.14%	7.63%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	37	16.628610	16.945841	619	0.68%	1.40%	1.50%	6.61%	6.72%
Timothy Plan Strategic Growth Portfolio Variable Series	42	16.479404	16.793671	703	0.49%	1.40%	1.50%	7.54%	7.65%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	42	12.187559	12.264867	517	3.24%	1.10%	1.40%	10.35%	10.69%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from April 30, 2020 (commencement of operations) to December 31, 2020.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2019				Periods Ended December 31, 2019
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco Oppenheimer V.I. Capital Appreciation Fund-Series I Shares	67	$25.945840	$27.792358	$1,756	0.06%	0.95%	1.40%	34.29%	34.90%
Invesco Oppenheimer V.I. Conservative Balanced Fund-Series I Shares	67	13.870510	14.857783	932	2.32%	0.95%	1.40%	15.87%	16.40%
Invesco Oppenheimer V.I. Main Street Fund®-Series I Shares	84	27.326435	29.271142	2,308	1.12%	0.95%	1.40%	30.23%	30.83%
Invesco V.I. American Value Fund-Series I Shares	131	44.648071	50.556589	5,970	0.69%	0.95%	1.50%	23.15%	23.84%
Invesco V.I. Comstock Fund-Series I Shares	277	19.987709	20.978006	5,586	1.94%	0.95%	1.50%	23.42%	24.11%
Invesco V.I. Core Equity Fund-Series I Shares	179	20.884135	22.227823	3,742	1.06%	0.95%	1.40%	27.16%	27.74%
Invesco V.I. Diversified Dividend Fund-Series I Shares	69	21.074460	21.924534	1,456	2.91%	0.95%	1.40%	23.34%	23.90%
Invesco V.I. Health Care Fund-Series I Shares	109	29.949460	32.599255	3,284	0.04%	0.95%	1.40%	30.65%	31.25%
Invesco V.I. High Yield Fund-Series I Shares	55	20.889853	22.436625	1,158	5.68%	0.95%	1.40%	11.92%	12.43%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	412	20.617090	21.518766	8,574	0.00%	0.95%	1.50%	32.33%	33.06%
Invesco V.I. Small Cap Equity Fund-Series I Shares	85	24.347354	26.080462	2,078	0.00%	0.95%	1.40%	24.83%	25.40%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	71	14.529538	15.393457	1,039	1.98%	0.95%	1.40%	14.63%	15.16%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	12.672433	13.425896	375	2.04%	0.95%	1.40%	7.99%	8.49%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	144	14.997429	15.889197	2,188	1.82%	0.95%	1.40%	18.09%	18.63%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class II	41	13.534043	14.338756	559	2.10%	0.95%	1.40%	11.32%	11.83%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	385	16.475386	17.005924	6,379	0.00%	0.95%	1.50%	33.53%	34.28%
VP Large Company Value Fund-Class I	112	21.585337	23.121709	2,434	2.14%	0.95%	1.40%	25.69%	26.27%
VP Mid Cap Value Fund-Class I	193	33.835591	36.243486	6,567	2.13%	0.95%	1.40%	27.34%	27.92%
VP Ultra® Fund-Class I	168	31.245701	33.985680	5,349	0.00%	0.95%	1.50%	32.56%	33.30%
BNY Mellon Investment Portfolios:
MidCap Stock Portfolio-Service Shares	48	18.873899	19.996294	921	0.37%	0.95%	1.40%	18.18%	18.72%
Technology Growth Portfolio-Initial Shares	400	36.178300	39.351142	14,684	0.00%	0.95%	1.50%	23.93%	24.62%
BNY Mellon Stock Index Fund, Inc.-Initial Shares	1,242	35.952796	40.710506	45,700	1.74%	0.95%	1.50%	29.22%	29.94%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	240	27.957786	30.949362	6,711	1.53%	0.95%	1.40%	32.48%	33.08%
BNY Mellon Variable Investment Fund:
Appreciation Portfolio-Initial Shares	218	35.693379	39.511978	7,733	1.20%	0.95%	1.40%	34.19%	34.80%
Government Money Market Portfolio	1,930	1.087344	1.210919	2,143	1.59%	0.95%	1.50%	0.14%	0.58%
Growth and Income Portfolio-Initial Shares	112	29.254598	33.126852	3,368	1.14%	0.95%	1.50%	27.18%	27.90%
Opportunistic Small Cap Portfolio-Initial Shares	226	24.758976	28.035898	5,729	0.00%	0.95%	1.50%	19.95%	20.62%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	59	18.417377	19.512364	1,091	1.70%	0.95%	1.40%	23.80%	24.37%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	46	17.932096	18.998529	837	1.56%	0.95%	1.40%	29.33%	29.92%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	100	35.293731	38.759660	3,525	1.15%	0.95%	1.40%	23.47%	24.03%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	196	10.264855	10.875397	2,022	1.73%	0.95%	1.40%	10.95%	11.46%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	677	49.113515	55.611749	33,983	1.91%	0.95%	1.50%	20.75%	21.42%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	304	63.916347	70.755833	19,494	0.21%	0.95%	1.40%	33.59%	34.20%
Janus Henderson VIT Forty Portfolio-Institutional Shares	381	38.392346	43.053127	14,938	0.15%	0.95%	1.50%	35.10%	35.86%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	355	25.794824	28.554919	9,162	1.03%	0.95%	1.40%	27.24%	27.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	365	29.787333	32.975029	10,883	1.88%	0.95%	1.40%	25.24%	25.81%
Janus Henderson VIT Research Portfolio-Institutional Shares	373	34.746734	39.345238	13,281	0.47%	0.95%	1.50%	33.49%	34.23%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	174	20.822802	23.577844	3,717	4.18%	0.95%	1.50%	9.22%	9.83%
Discovery Portfolio-Class I	44	27.563176	29.202282	1,203	0.00%	0.95%	1.40%	38.15%	38.78%
U.S. Real Estate Portfolio-Class I	124	52.664447	58.300107	6,546	1.96%	0.95%	1.40%	17.27%	17.81%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	102	14.234304	15.247334	1,466	1.81%	0.95%	1.40%	6.93%	7.42%
PIMCO Total Return Portfolio-Administrative Class	258	16.508614	17.683424	4,304	3.06%	0.95%	1.40%	6.85%	7.34%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	41	15.597572	15.878974	658	1.19%	1.40%	1.50%	13.94%	14.06%
Timothy Plan Strategic Growth Portfolio Variable Series	46	15.324599	15.600958	714	0.76%	1.40%	1.50%	17.98%	18.10%
Wilshire Variable Insurance Trust:
Wilshire Global Allocation Fund	55	11.044006	11.080229	607	1.63%	1.10%	1.40%	16.76%	17.12%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2018				Periods Ended December 31, 2018
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	153	$36.254761	$40.824605	$5,683	0.52%	0.95%	1.50%	-13.97%	-13.48%
Invesco V.I. Comstock Fund-Series I Shares	314	16.194564	16.902566	5,133	1.82%	0.95%	1.50%	-13.49%	-13.00%
Invesco V.I. Core Equity Fund-Series I Shares	245	16.423684	17.400960	4,021	0.93%	0.95%	1.40%	-10.67%	-10.26%
Invesco V.I. Diversified Dividend Fund-Series I Shares	73	17.086488	17.694944	1,242	2.29%	0.95%	1.40%	-8.88%	-8.46%
Invesco V.I. Health Care Fund-Series I Shares	124	22.923461	24.838260	2,847	0.00%	0.95%	1.40%	-0.52%	-0.06%
Invesco V.I. High Yield Fund-Series I Shares	64	18.665075	19.956034	1,200	4.19%	0.95%	1.40%	-4.71%	-4.28%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	471	15.580617	16.171720	7,388	0.00%	0.95%	1.50%	-7.01%	-6.48%
Invesco V.I. Small Cap Equity Fund-Series I Shares	97	19.505101	20.798573	1,890	0.00%	0.95%	1.40%	-16.28%	-15.89%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	78	12.674882	13.367509	993	1.76%	0.95%	1.40%	-7.55%	-7.13%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	29	11.734388	12.375580	337	2.06%	0.95%	1.40%	-3.74%	-3.30%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	152	12.700056	13.394078	1,952	1.61%	0.95%	1.40%	-9.34%	-8.92%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	41	12.157657	12.822001	505	2.04%	0.95%	1.40%	-5.60%	-5.17%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	435	12.338171	12.664761	5,399	0.00%	0.95%	1.50%	-6.63%	-6.10%
VP Large Company Value Fund-Class I	126	17.173171	18.311934	2,181	1.87%	0.95%	1.40%	-9.34%	-8.92%
VP Mid Cap Value Fund-Class I	226	26.570689	28.332275	6,024	1.48%	0.95%	1.40%	-14.06%	-13.67%
VP Ultra® Fund-Class I	178	23.570529	25.495118	4,264	0.30%	0.95%	1.50%	-0.76%	-0.20%
Calamos Advisors Trust:
Calamos Growth and Income Portfolio	77	14.876206	15.689056	1,156	1.30%	0.95%	1.40%	-5.73%	-5.30%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	55	13.865176	14.623023	769	0.84%	0.95%	1.40%	-14.82%	-14.43%
Deutsche DWS Investments VIT Funds:
DWS Small Cap Index VIP-Class A	119	28.584952	31.249433	3,396	1.02%	0.95%	1.40%	-12.48%	-12.08%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	41	15.970724	16.843549	655	0.35%	0.95%	1.40%	-16.87%	-16.49%
Technology Growth Portfolio-Initial Shares	446	29.192911	31.576786	13,206	0.00%	0.95%	1.50%	-2.48%	-1.93%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,370	27.823684	31.330726	38,977	1.74%	0.95%	1.50%	-6.07%	-5.55%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	263	21.103706	23.255729	5,553	1.89%	0.95%	1.40%	-5.75%	-5.31%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	263	26.598771	29.310645	6,943	1.31%	0.95%	1.40%	-8.16%	-7.74%
Government Money Market Portfolio	2,219	1.085865	1.203909	2,457	1.16%	0.95%	1.50%	-0.21%	0.27%
Growth and Income Portfolio-Initial Shares	135	23.001631	25.901582	3,169	0.85%	0.95%	1.50%	-6.12%	-5.60%
Opportunistic Small Cap Portfolio-Initial Shares	247	20.640727	23.242783	5,221	0.00%	0.95%	1.50%	-20.30%	-19.85%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	201	9.251479	9.757210	1,873	2.67%	0.95%	1.40%	-16.63%	-16.25%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	775	40.673841	45.799674	32,174	2.20%	0.95%	1.50%	-0.84%	-0.28%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	327	47.845738	52.724921	15,650	0.28%	0.95%	1.40%	-1.82%	-1.37%
Janus Henderson VIT Forty Portfolio-Institutional Shares	432	28.416904	31.689713	12,531	1.27%	0.95%	1.50%	0.44%	1.01%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	395	20.273096	22.340396	8,011	1.20%	0.95%	1.40%	-8.18%	-7.76%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	424	23.784192	26.209840	10,084	1.85%	0.95%	1.40%	-16.14%	-15.76%
Janus Henderson VIT Research Portfolio-Institutional Shares	414	26.029918	29.311157	11,024	0.59%	0.95%	1.50%	-4.05%	-3.51%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	183	19.065415	21.468063	3,564	2.55%	0.95%	1.50%	-2.15%	-1.60%
Mid-Cap Growth Portfolio-Class I	60	19.951868	21.042312	1,197	0.00%	0.95%	1.40%	9.09%	9.59%
U.S. Real Estate Portfolio-Class I	133	44.907529	49.487207	5,994	2.71%	0.95%	1.40%	-9.01%	-8.60%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	81	19.320824	20.601844	1,578	0.35%	0.95%	1.40%	-7.06%	-6.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	73	11.970792	12.764588	874	2.00%	0.95%	1.40%	-6.66%	-6.23%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	93	20.982936	22.374093	1,972	1.25%	0.95%	1.40%	-9.18%	-8.77%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	147	13.312089	14.194678	1,961	2.51%	0.95%	1.40%	-3.59%	-3.14%
PIMCO Total Return Portfolio-Administrative Class	274	15.449792	16.474050	4,286	2.59%	0.95%	1.40%	-1.94%	-1.49%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	42	13.689058	13.921897	590	0.97%	1.40%	1.50%	-10.14%	-10.05%
Timothy Plan Strategic Growth Portfolio Variable Series	50	12.988867	13.209699	663	1.00%	1.40%	1.50%	-13.23%	-13.14%
Wilshire Variable Insurance Trust:
Wilshire Global Allocaiton Fund (*)	65	9.458526	9.460738	615	0.00%	1.10%	1.40%	0.00%	0.00%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

(*)	Period from December 6, 2018 (commencement of operations) to December 31, 2018.

27

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2017				Periods Ended December 31, 2017
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. American Value Fund-Series I Shares	166	$42.140453	$47.186932	$7,155	0.78%	0.95%	1.50%	8.32%	8.92%
Invesco V.I. Comstock Fund-Series I Shares	369	18.719649	19.428830	6,968	2.10%	0.95%	1.50%	16.09%	16.74%
Invesco V.I. Core Equity Fund-Series I Shares	251	18.385595	19.390523	4,610	1.07%	0.95%	1.40%	11.59%	12.10%
Invesco V.I. Diversified Dividend Fund-Series I Shares	86	18.750796	19.329720	1,621	1.61%	0.95%	1.40%	7.06%	7.55%
Invesco V.I. Global Health Care Fund-Series I Shares	133	23.042422	24.852971	3,076	0.38%	0.95%	1.40%	14.21%	14.73%
Invesco V.I. High Yield Fund-Series I Shares	93	19.588181	20.847272	1,827	4.15%	0.95%	1.40%	4.82%	5.29%
Invesco V.I. Mid Cap Growth Fund-Series I Shares	529	16.754645	17.293078	8,920	0.00%	0.95%	1.50%	20.66%	21.33%
Invesco V.I. Small Cap Equity Fund-Series I Shares	109	23.297155	24.728439	2,551	0.00%	0.95%	1.40%	12.46%	12.98%
ALPS Variable Investment Trust:
Morningstar Balanced ETF Asset Allocation Portfolio-Class II	93	13.710436	14.393537	1,279	1.37%	0.95%	1.40%	11.75%	12.26%
Morningstar Conservative ETF Asset Allocation Portfolio-Class II	35	12.190491	12.797834	428	1.64%	0.95%	1.40%	4.72%	5.20%
Morningstar Growth ETF Asset Allocation Portfolio-Class II	170	14.007776	14.705710	2,403	1.35%	0.95%	1.40%	15.66%	16.19%
Morningstar Income and Growth ETF Asset Allocation Portfolio-Class I	44	12.878807	13.520464	567	1.82%	0.95%	1.40%	8.40%	8.90%
American Century Variable Portfolios, Inc.:
VP Capital Appreciation Fund-Class I	476	13.213861	13.487820	6,314	0.00%	0.95%	1.50%	19.97%	20.64%
VP Large Company Value Fund-Class I	134	18.941571	20.105238	2,553	1.72%	0.95%	1.40%	9.52%	10.02%
VP Mid Cap Value Fund-Class I	235	30.919120	32.818222	7,286	1.52%	0.95%	1.40%	10.13%	10.64%
VP Ultra® Fund-Class I	198	23.751392	25.547213	4,781	0.39%	0.95%	1.50%	30.25%	30.97%
Calamos® Advisors Trust:
Calamos® Growth and Income Portfolio	93	15.780897	16.567095	1,478	0.86%	0.95%	1.40%	13.90%	14.42%
Davis Variable Account Fund, Inc.:
Davis Value Portfolio	65	16.277566	17.088752	1,070	0.76%	0.95%	1.40%	20.92%	21.47%
Deutsche Investments VIT Funds:
Deutsche Small Cap Index VIP-Class A	125	32.661008	35.542097	4,097	0.95%	0.95%	1.40%	12.73%	13.25%
Dreyfus Investment Portfolios:
MidCap Stock Portfolio-Service Shares	45	19.212530	20.169823	879	1.02%	0.95%	1.40%	13.43%	13.95%
Technology Growth Portfolio-Initial Shares	491	29.934727	32.198237	14,900	0.00%	0.95%	1.50%	40.51%	41.29%
Dreyfus Stock Index Fund, Inc.-Initial Shares	1,515	29.623081	33.170525	45,857	1.69%	0.95%	1.50%	19.72%	20.39%
The Dreyfus Sustainable U.S. Equity Portfolio, Inc.-Initial Shares	287	22.390668	24.561109	6,442	1.16%	0.95%	1.40%	13.72%	14.24%
Dreyfus Variable Investment Fund:
Appreciation Portfolio-Initial Shares	294	28.963346	31.770364	8,474	1.33%	0.95%	1.40%	25.55%	26.13%
Government Money Market Portfolio	2,066	1.088202	1.200684	2,290	0.33%	0.95%	1.50%	-1.05%	-0.50%
Growth and Income Portfolio-Initial Shares	147	24.501991	27.436916	3,668	0.74%	0.95%	1.50%	17.92%	18.57%
Opportunistic Small Cap Portfolio-Initial Shares	275	25.897632	28.999283	7,277	0.00%	0.95%	1.50%	22.82%	23.50%
Franklin Templeton Variable Insurance Products Trust:
Templeton Foreign VIP Fund-Class 2	205	11.097317	11.650395	2,291	2.69%	0.95%	1.40%	15.06%	15.59%
Janus Aspen Series:
Janus Henderson VIT Balanced Portfolio-Institutional Shares	862	41.017308	45.928416	36,054	1.60%	0.95%	1.50%	16.66%	17.31%
Janus Henderson VIT Enterprise Portfolio-Institutional Shares	360	48.731111	53.455067	17,545	0.26%	0.95%	1.40%	25.64%	26.21%
Janus Henderson VIT Forty Portfolio-Institutional Shares	468	28.291156	31.373209	13,515	0.00%	0.95%	1.50%	28.37%	29.08%
Janus Henderson VIT Global Research Portfolio-Institutional Shares	434	22.078771	24.218921	9,588	0.84%	0.95%	1.40%	25.26%	25.82%
Janus Henderson VIT Overseas Portfolio-Institutional Shares	459	28.362000	31.111525	13,008	1.73%	0.95%	1.40%	29.29%	29.88%
Janus Henderson VIT Research Portfolio-Institutional Shares	452	27.127693	30.376597	12,527	0.40%	0.95%	1.50%	25.97%	26.67%
Morgan Stanley Variable Insurance Fund, Inc.:
Core Plus Fixed Income Portfolio-Class I	184	19.484268	21.817153	3,668	3.21%	0.95%	1.50%	4.65%	5.24%
Mid-Cap Growth Portfolio-Class I	48	18.289057	19.200424	889	0.00%	0.95%	1.40%	36.83%	37.45%
U.S. Real Estate Portfolio-Class I	147	49.357024	54.141702	7,260	1.50%	0.95%	1.40%	1.67%	2.13%
Oppenheimer Variable Account Funds:
Oppenheimer Capital Appreciation Fund/VA-Non-Service Shares	90	20.787761	22.064683	1,883	0.24%	0.95%	1.40%	25.06%	25.63%
Oppenheimer Conservative Balanced Fund/VA-Non-Service Shares	78	12.824265	13.612145	1,010	1.93%	0.95%	1.40%	7.73%	8.22%
Oppenheimer Main Street Fund®/VA-Non-Service Shares	106	23.104684	24.523849	2,456	1.27%	0.95%	1.40%	15.28%	15.80%
PIMCO Variable Insurance Trust:
PIMCO Real Return Portfolio-Administrative Class	155	13.807321	14.655446	2,148	2.51%	0.95%	1.40%	2.21%	2.68%
PIMCO Total Return Portfolio-Administrative Class	314	15.754950	16.722669	5,004	2.03%	0.95%	1.40%	3.45%	3.92%
The Timothy Plan:
Timothy Plan Conservative Growth Portfolio Variable Series	51	15.234580	15.477896	782	0.29%	1.40%	1.50%	7.69%	7.80%
Timothy Plan Strategic Growth Portfolio Variable Series	57	14.969620	15.208588	861	0.19%	1.40%	1.50%	10.44%	10.56%
Wilshire Variable Insurance Trust:
2015 Fund	21	13.569432	14.017029	287	2.92%	1.10%	1.40%	9.96%	10.30%
2025 Fund	24	13.300857	13.963557	319	2.52%	0.95%	1.40%	12.58%	13.09%
2035 Fund	16	13.055778	13.486487	208	2.80%	1.10%	1.40%	15.36%	15.71%

(1)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(2)

These ratios represent the contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(3)

These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

28

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

As of December 31, 2021 and 2020 and for each of the three years ended December 31, 2021, 2020 and 2019 with

Report of Independent Auditors

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Statutory-Basis Financial Statements

As of December 31, 2021 and 2020 and for each of the three years ended

December 31, 2021, 2020 and 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

The Board of Directors

Annuity Investors Life Insurance Company:

Opinions

We have audited the financial statements of Annuity Investors Life Insurance Company (the Company), which comprise the balance sheet statutory-basis as of December 31, 2021, and the related statement of operations statutory-basis, statement of changes in capital and surplus statutory-basis, statement of cash flow statutory-basis for the year then ended, and the related notes to the financial statements.

Unmodified Opinion on Statutory Basis of Accounting

In our opinion, the accompanying financial statements present fairly, in all material respects, the balance sheet statutory-basis of the Company as of December 31, 2021, and the results of its operations and its cash flow for the year then ended in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance described in Note B.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles section of our report, the financial statements do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2021, or the results of its operations or its cash flows for the year then ended.

Basis for Opinions

We conducted our audit in accordance with auditing standards generally accepted in the United States of America (GAAS). Our responsibilities under those standards are further described in the Auditors’ Responsibilities for the Audit of the Financial Statements section of our report. We are required to be independent of the Company and to meet our other ethical responsibilities, in accordance with the relevant ethical requirements relating to our audit. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the financial statements, the financial statements are prepared by the Company using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles. The effects on the financial statements of the variances between the statutory accounting practices described in Note B and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material and pervasive.

Other Matter

The accompanying financial statements of the Company as of December 31, 2020 and for the periods ended December 31, 2020 and 2019 were audited by other auditors whose report thereon, dated May 14, 2021, expressed an adverse opinion on those financial statements with respect to U.S. generally accepted accounting principles and an unmodified opinion with respect to accounting practices prescribed or permitted by the Ohio Department of Insurance.

1

Responsibilities of Management for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

In preparing the financial statements, management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for one year after the date that the financial statements are issued.

Auditors’ Responsibilities for the Audit of the Financial Statements

Our objectives are to obtain reasonable assurance about whether the financial statements as a whole are free from material misstatement, whether due to fraud or error, and to issue an auditors’ report that includes our opinion. Reasonable assurance is a high level of assurance but is not absolute assurance and therefore is not a guarantee that an audit conducted in accordance with GAAS will always detect a material misstatement when it exists. The risk of not detecting a material misstatement resulting from fraud is higher than for one resulting from error, as fraud may involve collusion, forgery, intentional omissions, misrepresentations, or the override of internal control. Misstatements are considered material if there is a substantial likelihood that, individually or in the aggregate, they would influence the judgment made by a reasonable user based on the financial statements.

In performing an audit in accordance with GAAS, we:

•	Exercise professional judgment and maintain professional skepticism throughout the audit.

•

Identify and assess the risks of material misstatement of the financial statements, whether due to fraud or error, and design and perform audit procedures responsive to those risks. Such procedures include examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.

•

Obtain an understanding of internal control relevant to the audit in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, no such opinion is expressed.

•

Evaluate the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluate the overall presentation of the financial statements.

•

Conclude whether, in our judgment, there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern for a reasonable period of time.

We are required to communicate with those charged with governance regarding, among other matters, the planned scope and timing of the audit, significant audit findings, and certain internal control related matters that we identified during the audit.

2

Supplementary Information

Our audit was conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in the supplemental schedule of selected statutory-basis financial data, supplemental investment disclosures, and supplemental schedule of life and health reinsurance disclosures is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Ohio Department of Insurance. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with GAAS. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

/s/KPMG LLP

Columbus, Ohio

April 25, 2022

3

Report of Independent Auditors

The Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying statutory-basis financial statements of Annuity Investors Life Insurance Company (the Company), which comprise the balance sheets as of December 31, 2020 and 2019, and the related statements of operations, changes in capital and surplus and cash flow for the years then ended, and the related notes to the financial statements.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance. Management also is responsible for the design, implementation and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free of material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note B to the statutory-basis financial statements the Company prepared these financial statements using accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Notes B and J.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the statutory-basis financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of the Company at December 31, 2020 and 2019, or the results of its operations or its cash flows for the years then ended.

4

Opinion on Statutory-Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the financial position of the Company at December 31, 2020 and 2019, and the results of its operations and its cash flows for the years then ended, on the basis of accounting described in Note B.

/s/ Ernst & Young LLP

Cincinnati, Ohio

May 14, 2021

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

STATUTORY-BASIS

(Dollars in thousands, except share data)

	December 31
	2021	2020
ADMITTED ASSETS
Cash and invested assets:
Bonds - at amortized cost (fair value: $2,321,166 and $2,574,304)	$2,189,149	$2,358,472
Preferred stocks - principally at fair value for 2021 and at cost for 2020*	7,307	6,893
Common stocks - at fair value (cost: $0 and $1,132)	—	1,471
Cash, cash equivalents and short-term investments	229,235	88,750
Policy loans	47,191	50,643
Equity index call options	16,529	18,713
Other invested assets	18,374	18,605

Total cash and invested assets	2,507,785	2,543,547
Investment income due and accrued	21,364	22,802
Net deferred federal income tax asset	1,201	1,215
Receivable for securities	27	18
Funds held as collateral	2,040	40
Other admitted assets	2,544	1,132

Total general account admitted assets	2,534,961	2,568,754
Separate account assets	690,771	663,545

Total admitted assets	$3,225,732	$3,232,299

LIABILITIES, CAPITAL AND SURPLUS
Liabilities:
Annuity reserves	$2,110,188	$2,175,478
Liability for deposit-type contracts	18,066	20,064
Policy and contract claims	5,119	4,554
Asset valuation reserve	16,218	15,547
Interest maintenance reserve	6,059	2,770
Current federal income tax payable	2,054	1,255
Commissions and general expenses due and accrued	2,043	1,738
Taxes, licenses and fees due and accrued	395	306
Transfers from separate accounts due and accrued	—	(1,581)
Payable for securities	31	2,463
Liability for funds held as collateral	2,040	40
Other liabilities	2,246	2,848

Total general account liabilities	2,164,459	2,225,482
Separate account liabilities	690,771	663,545

Total liabilities	2,855,230	2,889,027
Capital and surplus:
Common stock—$125 par value; 25,000 shares authorized; 20,000 shares issued and outstanding	2,500	2,500
Gross paid-in and contributed surplus	171,550	171,550
Unassigned funds	196,452	169,222

Total capital and surplus	370,502	343,272

Total liabilities, capital and surplus	$3,225,732	$3,232,299

*	See Footnote C - Fair Value Measurements for additional information.

See accompanying notes to statutory-basis financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF OPERATIONS

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2021	2020	2019
Premiums and other revenues:
Premiums and annuity considerations	$97,434	$121,123	$160,784
Net investment income	105,179	114,118	114,578
Amortization of interest maintenance reserve	1,444	860	761
Contract charges - separate accounts	9,237	8,077	8,192
Charges and fees for deposit-type contracts	191	287	392
Other income	3,327	3,165	3,142

Total premiums and other revenues	216,812	247,630	287,849

Benefits and expenses:
Policyholders’ benefits	304,671	263,126	316,630
Change in policy and contract reserves	(65,290)	(15,726)	(25,757)
Change in policy and contract claim reserves	565	1,356	685
Commission expenses	8,691	9,971	12,610
General insurance expenses	12,350	9,305	9,961
Insurance taxes, licenses and fees	919	709	763
Net transfers from separate accounts	(76,609)	(60,638)	(58,243)

Total benefits and expenses	185,297	208,103	256,649

Income from operations before federal income taxes and net realized capital gains (losses)	31,515	39,527	31,200
Federal income tax expense	(5,321)	(6,204)	(10,242)

Income from operations before net realized capital gains (losses)	26,194	33,323	20,958
Net realized capital gains (losses):
Net realized capital gains (losses) before related federal income taxes and transfers to interest maintenance reserve	8,713	(1,054)	(166)
Federal income tax expense on net realized capital gains (losses)	(2,059)	(1,323)	(470)
Interest maintenance reserve transfers, net of tax	(4,733)	(1,975)	(72)

Net realized capital gains (losses)	1,921	(4,352)	(708)

Net income	$28,115	$28,971	$20,250

See accompanying notes to statutory-basis financial statements.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN CAPITAL AND SURPLUS

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2021	2020	2019
Common stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Gross paid-in and contributed surplus:
Balance at beginning and end of year	$171,550	$171,550	$171,550

Unassigned funds:
Balance at beginning of year	$169,222	$175,262	$138,624
Net income	28,115	28,971	20,250
Change in net unrealized (losses) gains on equity index call options	(423)	(1,367)	16,567
Change in net unrealized capital gains (losses), net of deferred taxes	91	(707)	1,161
Change in net deferred tax asset	107	335	1,454
Change in nonadmitted assets	11	167	(654)
Change in asset valuation reserve	(671)	561	(2,140)
Dividends to parent	—	(34,000)	—

Balance at end of year	$196,452	$169,222	$175,262

Total capital and surplus	$370,502	$343,272	$349,312

See accompanying notes to statutory-basis financial statements.

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOW

STATUTORY-BASIS

(Dollars in thousands)

	Year Ended December 31
	2021	2020	2019
Operations:
Premiums and annuity considerations	$97,434	$121,123	$160,784
Net investment income	117,493	126,730	126,504
Benefits paid	(300,141)	(257,658)	(311,944)
Commissions, expenses and other deductions	(21,498)	(19,618)	(23,078)
Net transfers from separate accounts	68,953	53,176	51,388
Contract charges - separate accounts	9,237	8,077	8,192
Federal income taxes paid	(6,581)	(6,472)	(7,090)
Other	12,552	11,205	11,264

Net cash (used in) provided by operations	(22,551)	36,563	16,020

Investing activities:
Sales, maturities or repayments of investments, net:
Bonds	426,590	466,606	230,673
Stocks	2,008	3,338	1,153
Purchases of investments:
Bonds	(247,092)	(392,474)	(213,132)
Stocks	—	(2,295)	(3,726)
Miscellaneous applications	(13,623)	(10,344)	(16,135)
Net decrease in policy loans	3,452	3,550	1,354

Net cash provided by investing activities	171,335	68,381	187

Financing and miscellaneous activities:
Net withdrawals on deposit-type contracts	(6,338)	(6,588)	(7,552)
Dividends to parent	—	(34,000)	—
Other	(1,961)	(185)	440

Net cash used in financing and miscellaneous activities	(8,299)	(40,773)	(7,112)

Net increase in cash and cash equivalents	140,485	64,171	9,095
Cash and cash equivalents at beginning of year	88,750	24,579	15,484

Cash, cash equivalents and short-term investments at end of year	$229,235	$88,750	$24,579

Cash flow information for non-cash transactions:
Exchanges	$14,210
Transfers	3,000

See accompanying notes to statutory-basis financial statements.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

A.	ORGANIZATION AND NATURE OF OPERATIONS

Annuity Investors Life Insurance Company (“AILIC” or “the Company”), a stock life insurance company domiciled in the State of Ohio, is a wholly-owned subsidiary of Great American Life Insurance Company (“GALIC”). As of May 28, 2021, GALIC is a wholly-owned subsidiary of Glidepath Holdings, Inc., a financial services holding company wholly-owned by Massachusetts Mutual Life Insurance Company (“MassMutual”). Prior to that date, GALIC was a direct wholly-owned subsidiary of Great American Financial Resources, Inc., a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”). AILIC markets individual and group fixed, individual fixed-indexed, and individual and group variable annuities nationwide primarily to the savings and retirement markets. The Company is licensed in forty-eight states and the District of Columbia.

B.	SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the National Association of Insurance Commissioners (“NAIC”) and the Ohio Department of Insurance, which vary in some respects from U.S. generally accepted accounting principles (“GAAP”). Although the differences to GAAP have not been quantified, they are presumed to be material. The more significant of the differences using these statutory policies versus GAAP are as follows:

(a)	annuity receipts are accounted for as revenues versus liabilities for GAAP,

(b)	costs incurred in the acquisition of new business such as commissions, underwriting and policy issuance costs, are expensed at the time incurred versus being capitalized for GAAP,

(c)	reserves established for future policy benefits are calculated using more conservative assumptions for mortality and interest rates than would be used under GAAP,

(d)

for statutory reporting, an Interest Maintenance Reserve (“IMR”) is provided, whereby portions of certain realized gains and losses from fixed income investments are deferred and amortized into investment income as prescribed by the NAIC,

(e)	investments in bonds considered “available for sale” (as defined by GAAP) are generally recorded at amortized cost versus fair value for GAAP,

(f)

investments in non-affiliated common stocks are carried at fair value. Redeemable preferred stocks rated RP1 through RP3 are stated at book value. All other redeemable preferred stocks are stated at the lower of book value or fair value. Perpetual preferred stocks are stated at fair value, not to exceed any effective call price. GAAP requires that equity securities are carried at fair value with holding gains and losses reported in realized gains,

(g)	for statutory reporting, surplus notes are carried at book value. Under GAAP, surplus notes are considered investment in bonds “available for sale” recorded at fair value,

(h)

for statutory reporting, an Asset Valuation Reserve (“AVR”) is provided under a formula prescribed by the NAIC as a valuation allowance for invested assets, which reclassifies a portion of surplus to liabilities,

(i)

the cost of certain assets designated as “nonadmitted assets” (principally advance commissions paid to agents, certain investment income due and accrued, deferred tax assets (“DTA”) in excess of statutory limitations) is charged against surplus,

(j)	the mark to market on equity index call options is included as an unrealized gain/(loss) in unassigned funds versus income for GAAP,

(k)	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability,

(l)	In accordance with Statement of Statutory Accounting Principle (“SSAP”) No. 101 – Income Taxes, DTAs are limited to:

1)

the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse during a timeframe corresponding with Internal Revenue Service (“IRS”) tax loss carryback provisions, not to exceed three years, including amounts established in accordance with the provision of SSAP No. 5R, plus 2) for entities who meet the required realization threshold in SSAP No. 101, the lesser of the remaining gross DTAs expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net DTAs, EDP equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross DTAs that can be offset against existing gross deferred tax liabilities (“DTL”). The remaining DTAs are nonadmitted. Deferred taxes do not include amounts for state taxes. Under GAAP, a DTA is recorded for the amount of gross DTAs expected to be realized in future years, and a valuation allowance is established for DTAs not realizable,

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(m)

for statutory reporting, cash, cash equivalents, and short-term investments represent cash balances and investments with initial maturities of one year or less. Under GAAP, cash and cash equivalents include cash balances and investments with initial maturities of three months or less, and

(n)	changes in deferred taxes are recognized in operations under GAAP versus a change in surplus for statutory reporting.

The Ohio Department of Insurance recognizes only statutory accounting practices prescribed or permitted by the State of Ohio for determining and reporting the financial condition and results of operations of an insurance company, for determining its solvency under the Ohio Insurance Law. The NAIC’s Accounting Practices and Procedures Manual, (“NAIC SAP”) has been adopted as a component of prescribed or permitted practices by the State of Ohio. The Company has no prescribed or permitted practices that would result in differences between NAIC SAP and the State of Ohio.

Preparation of the statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

Certain reclassifications have been made to prior years to conform to the current year’s presentation.

INVESTMENTS

Investments	are generally stated as follows:

a)

bonds with a NAIC rating 1 through 5 are stated at amortized cost using the interest method; all others are stated at the lower of amortized cost or fair value. For residential mortgage-backed securities (“MBS”), commercial MBS and loan-backed and structured securities (“LBASS”), the NAIC has retained a third-party investment management firm to assist in the determination of the appropriate NAIC designations and Book Adjusted Carrying Values based on not only the probability of loss, but also the severity of loss. Those residential MBS, commercial MBS and LBASS securities that are not modeled but receive a current year NAIC Credit Rating Provider rating equal to NAIC 1 and 2 are stated at amortized cost and NAIC 3-6 are stated at lower of amortized cost or fair value. Dealer modeled prepayment assumptions are used for mortgage-backed and asset-backed securities at the date of purchase to determine effective yields; significant changes in estimated cash flows from the original purchase assumptions are accounted for on a prospective basis,

b)	short-term investments are carried at cost,

c)

redeemable preferred stocks rated RP1 through RP3 are stated at book value. All other redeemable preferred stocks are stated at the lower of book value or fair value. Perpetual preferred stocks are stated at fair value, not to exceed any effective call price,

d)	common stocks are carried at fair value,

e)	equity index call options are carried at fair value,

f)	other invested assets, consisting of surplus notes, are stated at the lower of amortized cost or fair value, g) policy loans are stated at the aggregate unpaid balance.

If it is determined that a decline in fair value of a specific investment is other-than-temporary, an impairment is recognized as a realized capital loss. Investments that are in an unrealized loss position that the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value. Loan-backed and structured securities (included in bonds) that are in an unrealized loss position that the Company has the intent and ability to hold until recovery, are written down only to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost. All other bonds that are in an unrealized loss position that the Company has the intent and ability to hold until recovery are written down to fair value if declines are credit-related and not written down for interest-related declines. When a decline in the value of a specific investment is considered to be other-than-temporary, a provision for impairment is charged to earnings (included in net realized capital losses) and the cost basis of that investment is reduced by the amount of the charge.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company’s equity index call options are derivative instruments. The Company’s derivative instruments do not meet the criteria for hedge accounting and are accounted for at fair value. The related changes in fair value are reported in unassigned funds. The derivative settlements and expirations are recorded in net investment income.

Counterparties to financial instruments expose the Company to credit-related losses in the event of nonperformance, but the Company does not expect any counterparties to fail to meet their obligations and expects any nonperformance to not have a material impact on the Company’s financial statements. The Company receives collateral from its counterparties to support its purchased equity index call option assets. The fair value of this collateral is recorded as an asset and the offsetting obligation to return the collateral is recorded as a liability.

Investments having maturities of three months or less when purchased are considered to be cash equivalents for purposes of the statutory-basis financial statements. The carrying values of cash and short-term investments approximate their fair values.

Gains or losses on sales of securities are recognized at the time of disposition with the amount of gain or loss determined on the specific identification basis.

The IMR applies to interest-related realized capital gains and losses (net of tax) and is intended to defer realized gains and losses resulting from changes in the general level of interest rates. Gains and losses deferred from realized capital gains and losses are reported in interest maintenance reserve transfers, net of tax on the Statement of Operations. The IMR is amortized into investment income over the approximate remaining life of the investments sold.

The AVR provides for possible credit-related losses on securities and is calculated according to a specified formula as prescribed by the NAIC for the purpose of stabilizing surplus against fluctuations in the fair value of investment securities. Changes in the required reserve balances are made by direct credits or charges to surplus.

PREMIUMS

Annuity premiums and considerations are recognized as revenue when received.

SEPARATE ACCOUNTS

Separate account assets and liabilities reported in the accompanying statutory-basis balance sheet represent funds that are separately administered for annuity contracts, and for which the contract holder, rather than AILIC, bears the investment risk. Assets of the separate accounts are not chargeable with liabilities incurred in any other business operation of AILIC. Separate account assets are reported at fair value. The operations of the separate accounts are not included in the accompanying statutory-basis financial statements. Fees charged on separate account policyholder account values are included in Contract charges – separate accounts in the Statement of Operations.

POLICY BENEFIT RESERVES

Annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Ohio Department of Insurance.

Annuity policy and deposit fund reserves are based on principles underlying the Commissioners Annuity Reserve Valuation Method. Valuation interest rates range from 3.25% to 7.00%. Valuation mortality rates are from the 1983 Individual Annuity Mortality table, 1994 Minimum Guaranteed Death Benefit Mortality table, the Annuity 2000 mortality table and the 2012 Individual Annuity Reserving mortality table. Reserves for fixed-indexed annuities are calculated using the market value reserve method as defined in NAIC Actuarial Guideline 35.

Tabular interest, tabular less actual reserves released and tabular costs have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. The total reserve for variable annuities, which includes a provision for the GMDB, is determined according to the provisions of NAIC VM-21.

The liability for unreported claims is based on actual, recent Company experience of unreported annuity claim development. This experience is monitored and the liability is adjusted accordingly each quarter.

The Company is required to perform an annual asset adequacy test of reserves, to determine if they are adequate under moderately adverse conditions. The Appointed Actuary oversees the analysis and determines if and how much additional reserves are required. As of December 31, 2021 and 2020 additional reserves were not required.

FEDERAL INCOME TAXES

For the first five months of 2021, the Company had an intercompany tax allocation agreement with AFG. Pursuant to the agreement, the Company’s tax expense was determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments were made quarterly during the year. Following year-end, additional settlements would be made on the original due date of the return and, when extended, at the time the return was filed. The method of allocation among the companies under the agreement was based upon separate return calculations with current credit for net losses to the extent the losses provided a benefit in the consolidated return.

Beginning in June of 2021, GALIC and its subsidiaries entered into a separate intercompany tax allocation agreement (the Tax Agreement). The Tax Agreement sets forth the manner in which the total combined federal income is allocated among the subsidiaries. The Tax Agreement provides GALIC with the enforceable right to recoup federal income taxes paid in prior years in the event of future net capital losses, which it may incur. Further, the Tax Agreement provides GALIC with the enforceable right to utilize its net losses carried forward as an offset to future net income subject to federal income taxes. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed.

SUBSEQUENT EVENTS

Management has evaluated all events occurring after December 31, 2021 through the date the financial statements were available to be issued, to determine whether any event required either recognition or disclosure in the financial statements.

In 2021 the Ohio Department of Insurance promulgated Ohio Administrative Code Section 3901-1-67, Alternative Derivative and Reserve Accounting Practices (OAC 3901-1-67), which constitutes a prescribed practice as contemplated by the NAIC SAP. The prescribed practice allows Ohio-domiciled insurance companies to utilize certain alternative derivative and reserve accounting practices for eligible derivative instruments and indexed products, respectively, in order to better align the measurement of indexed product reserves and the derivatives that hedge them. Effective January 1, 2022, the Company elected to apply OAC 3901-1-67 to its derivative instruments hedging equity indexed annuity products and equity indexed reserve liabilities. The financial impact of adopting OAC 3901-1-67 is still being determined but is expected to be material.

As a result of the ongoing conflict in the Ukraine, the Company has confirmed that it has no direct investment exposure to Ukraine or Russia. There were no other subsequent events that require recognition or disclosure in the financial statements through the report date.

C.	FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities for which quoted market prices in active markets are available.

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C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include corporate and municipal bonds, asset-backed securities, MBS, separate account assets, funds held as collateral, surplus notes and equity index call options. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair value of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

Management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, the investment manager considers widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, management communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities. See “Note D—Investments” for fair value of investment securities.

Financial assets and liabilities measured at fair value on a recurring basis categorized into the three-level fair value hierarchy at December 31, 2021 are summarized below (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Residential MBS	$—	$331	$—	$331

Total bonds	$—	$331	$—	$331

Non-affiliated preferred stocks	$—	$4,503	$—	$4,503
Equity index call options	—	16,529	—	16,529
Separate account assets	—	690,771	—	690,771

Total assets accounted for at fair value	$—	$712,134	$—	$712,134

Liabilities:
Separate account liabilities	$—	$690,771	$—	$690,771

Total liabilities accounted for at fair value	$—	$690,771	$—	$690,771

*	The adoption of SSAP No. 32 – Preferred Stock – Revised (“SSAP 32R”) in 2021 resulted in a shift of the Company’s preferred stocks from the cost basis to fair value on a recurring basis.

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C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Financial assets and liabilities measured at fair value on a recurring basis categorized into the three-level fair value hierarchy at December 31, 2020 are summarized below (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Residential MBS	$—	$11	$—	$11

Total bonds	$—	$11	$—	$11

Non-affiliated common stocks	$1,471	$—	$—	$1,471
Equity index call options	—	18,713	—	18,713
Separate account assets	—	663,545	—	663,545

Total assets accounted for at fair value	$1,471	$682,269	$—	$683,740

Liabilities:
Separate account liabilities	$—	$663,545	$—	$663,545

Total liabilities accounted for at fair value	$—	$663,545	$—	$663,545

The Company did not have any material transfers in or out of Level 3 during the 2021 and 2020 reporting periods.

The Company did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2021 and 2020.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

The following table categorizes all the financial assets and liabilities in the financial statements into the three-level fair value hierarchy at December 31, 2021 (in thousands):

	Fair	Carrying
Description	Value	Value	Level 1	Level 2	Level 3
Financial assets:
Bonds:
U.S. Government and government agencies	$2,500	$2,315	$—	$2,500	$—
States, municipalities and political subdivisions	271,348	249,385	—	271,348	—
Foreign government	4,106	3,996	—	4,106	—
Residential MBS	139,896	134,022	—	139,896	—
Commercial MBS	53,472	51,648	—	53,472	—
Asset-backed securities	385,314	381,455	—	367,776	17,538
All other bonds	1,464,530	1,366,328	—	1,455,483	9,047

Total bonds	$2,321,166	$2,189,149	$—	$2,294,581	$26,585
Non-affiliated preferred stocks	7,582	7,307	—	4,503	3,079
Surplus notes*	21,283	18,374	—	21,283	—
Equity index call options	16,529	16,529	—	16,529	—
Funds held as collateral	2,040	2,040	—	2,040	—
Separate account assets	690,771	690,771	—	690,771	—
Cash, cash equivalents and short-term investments	229,235	229,235	229,235	—	—
Policy loans	47,191	47,191	—	—	47,191

Total financial assets	$3,335,797	$3,200,596	$229,235	$3,029,707	$76,855

Financial liabilities:
Annuity reserves and liability for deposit-type contracts	$2,084,993	$2,128,254	$—	$—	$2,084,993
Separate account liabilities	690,771	690,771	—	690,771	—
Funds held as collateral	2,040	2,040	—	2,040	—

Total financial liabilities	$2,777,804	$2,821,065	$—	$692,811	$2,084,993

*	Surplus notes are included in other invested assets on the balance sheet.

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C. FAIR VALUE MEASUREMENTS (CONTINUED)

The following table categorizes all the financial assets and liabilities in the financial statements into three-level fair value hierarchy at December 31, 2020 (in thousands):

	Fair	Carrying
Description	Value	Value	Level 1	Level 2	Level 3
Financial assets:
Bonds:
U.S. Government and government agencies	$2,863	$2,553	$444	$2,419	$—
States, municipalities and political subdivisions	334,170	300,141	—	334,170	—
Foreign government	4,220	3,991	—	4,220	—
Residential MBS	141,953	126,561	—	138,938	3,015
Commercial MBS	59,059	55,620	—	59,059	—
Asset-backed securities	510,888	504,446	—	502,169	8,719
All other bonds	1,521,151	1,365,160	—	1,512,950	8,201

Total bonds	$2,574,304	$2,358,472	$444	$2,553,925	$19,935
Non-affiliated preferred stocks	7,678	6,893	4,578	—	3,100
Non-affiliated common stocks	1,471	1,471	1,471	—	—
Surplus notes*	21,193	18,605	—	21,193	—
Equity index call options	18,713	18,713	—	18,713	—
Funds held as collateral	40	40	—	40	—
Separate account assets	663,545	663,545	—	663,545	—
Cash, cash equivalents and short-term investments	88,751	88,750	88,751	—	—
Policy loans	50,643	50,643	—	—	50,643

Total financial assets	$3,426,338	$3,207,132	$95,244	$3,257,416	$73,678

Financial liabilities:
Annuity reserves and liability for deposit-type contracts	$2,214,191	$2,195,542	$—	$—	$2,214,191
Separate account liabilities	663,545	663,545	—	663,545	—
Funds held as collateral	40	40	—	40	—

Total financial liabilities	$2,877,776	$2,859,127	$—	$663,585	$2,214,191

*	Surplus notes are included in other invested assets on the balance sheet.

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C. FAIR VALUE MEASUREMENTS (CONTINUED)

PRIOR YEAR INFORMATION

Financial assets and liabilities measured at fair value on a recurring basis categorized into the three-level fair value hierarchy at December 31, 2020 are summarized below (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Residential MBS	$—	$11	$—	$11

Total bonds	$—	$11	$—	$11

Non-affiliated common stocks	$1,471	$—	$—	$1,471
Equity index call options	—	18,713	—	18,713
Separate account assets	—	663,545	—	663,545

Total assets accounted for at fair value	$1,471	$682,269	$—	$683,740

Liabilities:
Separate account liabilities	$—	$663,545	$—	$663,545

Total liabilities accounted for at fair value	$—	$663,545	$—	$663,545

Financial assets and liabilities measured at fair value on a recurring basis categorized into the three-level fair value hierarchy at December 31, 2019 are summarized below (in thousands):

Description	Level 1	Level 2	Level 3	Total
Assets:
Bonds:
Residential MBS	$—	$33	$—	$33

Total bonds	$—	$33	$—	$33

Non-affiliated common stocks	$7,660	$—	$—	$7,660
Equity index call options	—	21,115	—	21,115
Separate account assets	—	627,680	—	627,680

Total assets accounted for at fair value	$7,660	$648,828	$—	$656,488

Liabilities:
Separate account liabilities	$—	$627,680	$—	$627,680

Total liabilities accounted for at fair value	$—	$627,680	$—	$627,680

The Company did not have any material transfers in or out of Level 3 during the 2020 and 2019 reporting periods.

The Company did not have any assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2020 and 2019.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

The following table categorizes all the financial assets and liabilities in the financial statements into the three-level fair value hierarchy at December 31, 2020 (in thousands):

Description	Fair Value	Carrying Value	Level 1	Level 2	Level 3
Financial assets:
Bonds:
U.S. Government and government agencies	$2,863	$2,553	$444	$2,419	$—
States, municipalities and political subdivisions	334,170	300,141	—	334,170	—
Foreign government	4,220	3,991	—	4,220	—
Residential MBS	141,953	126,561	—	138,938	3,015
Commercial MBS	59,059	55,620	—	59,059	—
Asset-backed securities	510,888	504,446	—	502,169	8,719
All other bonds	1,521,151	1,365,160	—	1,512,950	8,201

Total bonds	$2,574,304	$2,358,472	$444	$2,553,925	$19,935
Non-affiliated preferred stocks	7,678	6,893	4,578	—	3,100
Non-affiliated common stocks	1,471	1,471	1,471	—	—
Surplus notes*	21,193	18,605	—	21,193	—
Equity index call options	18,713	18,713	—	18,713	—
Funds held as collateral	40	40	—	40	—
Separate account assets	663,545	663,545	—	663,545	—
Cash, cash equivalents and short-term investments	88,751	88,750	88,751	—	—
Policy loans	50,643	50,643	—	—	50,643

Total financial assets	$3,426,338	$3,207,132	$95,244	$3,257,416	$73,678

Financial liabilities:
Annuity reserves and liability for deposit-type contracts	$2,214,191	$2,195,542	$—	$—	$2,214,191
Separate account liabilities	663,545	663,545	—	663,545	—
Funds held as collateral	40	40	—	40	—

Total financial liabilities	$2,877,776	$2,859,127	$—	$663,585	$2,214,191

*	Surplus notes are included in other invested assets on the balance sheet.

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C. FAIR VALUE MEASUREMENTS (CONTINUED)

The following table categorizes all the financial assets and liabilities in the financial statements into three-level fair value hierarchy at December 31, 2019 (in thousands):

Description	Value	Value	Level 1	Level 2	Level 3
Financial assets:
Bonds:
U.S. Government and government agencies	$3,149	$2,942	$425	$2,724	$—
States, municipalities and political subdivisions	369,720	349,675	—	369,720	—
Foreign government	4,137	3,987	—	4,137	—
Residential MBS	144,148	126,509	—	139,703	4,445
Commercial MBS	71,352	68,720	—	71,352	—
Asset-backed securities	409,035	405,274	—	404,999	4,036
All other bonds	1,551,642	1,470,005	—	1,544,610	7,032

Total bonds	$2,553,183	$2,427,112	$425	$2,537,245	$15,513
Non-affiliated preferred stocks	5,330	4,982	2,230	—	3,100
Non-affiliated common stocks	7,660	7,660	7,660	—	—
Surplus notes*	20,997	18,826	—	20,997	—
Equity index call options	21,115	21,115	—	21,115	—
Funds held as collateral	40	40	—	40	—
Separate account assets	627,680	627,680	—	627,680	—
Cash and cash equivalents	24,579	24,579	24,579	—	—
Policy loans	54,193	54,193	—	—	54,193

Total financial assets	$3,314,777	$3,186,187	$34,894	$3,207,077	$72,806

Financial liabilities:
Annuity reserves and liability for deposit-type contracts	$2,219,467	$2,212,674	$—	$—	$2,219,467
Separate account liabilities	627,680	627,680	—	627,680	—
Funds held as collateral	40	40	—	40	—

Total financial liabilities	$2,847,187	$2,840,394	$—	$627,720	$2,219,467

*	Surplus notes are included in other invested assets on the balance sheet.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The following methods and assumptions were used to estimate the fair values of financial instruments:

Separate Accounts: Separate Account Assets are stated at the net asset values of their respective portfolios.

Bonds: Fair value for investments in publicly traded bonds are obtained from nationally recognized pricing services. Fair values for privately placed investment grade bonds are obtained from broker quotes or determined internally by security analysts of the Company’s affiliated investment portfolio manager.

Annuity Reserves: The fair value of all annuity benefits was estimated based on expected cash flows discounted using forward interest rates adjusted for cash flow uncertainty and the Company’s credit risk and includes the impact of maintenance expenses.

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

C. FAIR VALUE MEASUREMENTS (CONTINUED)

Equity index call options: The fair values for AILIC’s equity index call options are based on settlement values, quoted market prices of comparable instruments, fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and counterparties’ credit standing (guarantees, loan commitments), or, if there are no relevant comparables, on pricing models or formulas using current assumptions.

Surplus notes: Surplus notes are stated at the lower of amortized cost or fair value. Fair values are based on market prices provided by an outside pricing service.

Policy Loans: The Company states policy loans at the aggregate unpaid balance, which approximates fair value.

Non-affiliated preferred and common stock: Fair values of equity securities are generally based on closing prices obtained from the exchanges on which the securities are traded. For the remainder of these securities, fair values are determined by management’s internal investment professionals using data from nationally recognized pricing services as well as non-binding broker quotes.

Funds held as collateral: The collateral held by AILIC consists of cash under the Company’s exclusive control and is stated at fair value.

D.	INVESTMENTS

Bonds at December 31 consisted of the following (in thousands):

	2021
	Carrying Value	Fair Value	Gross Unrealized
			Gains	Losses
U.S. Government and government agencies	$2,315	$2,500	$185	$—
States, municipalities, and political subdivisions	249,385	271,348	22,007	44
Foreign government	3,996	4,106	110	—
Residential MBS	134,022	139,896	6,939	1,065
Commercial MBS	51,648	53,472	1,854	30
Asset-backed securities	381,455	385,314	4,999	1,140
All other bonds	1,366,328	1,464,530	98,890	688

Total bonds	$2,189,149	$2,321,166	$134,984	$2,967

	2020
	Carrying Value	Fair Value	Gross Unrealized
			Gains	Losses
U.S. Government and government agencies	$2,553	$2,863	$310	$—
States, municipalities, and political subdivisions	300,141	334,170	34,280	251
Foreign government	3,991	4,220	229	—
Residential MBS	126,561	141,953	15,534	142
Commercial MBS	55,620	59,059	3,489	50
Asset-backed securities	504,446	510,888	8,604	2,162
All other bonds	1,365,160	1,521,151	156,730	739

Total bonds	$2,358,472	$2,574,304	$219,176	$3,344

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

At December 31, 2021 and 2020, the Company held unrated or less-than-investment grade bonds of $42.0 million and $42.4 million, respectively, with an aggregate fair value of $43.0 million and $43.2 million, respectively. Those holdings amounted to 1.9% and 1.8% of the Company’s investments in bonds and 1.3% and 1.3% of the Company’s total admitted assets at December 31, 2021 and 2020, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

Unrealized gains and losses on investments in non-affiliated preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The cost, gross unrealized gains and losses and fair value of those investments are summarized as follows (in thousands):

	Cost	Fair Value	Gross Unrealized
			Gains	Losses
At December 31, 2021
Non-affiliated preferred stocks	$6,805	$7,582	$777	$—
Non-affiliated common stocks	—	—	—	—

Total	$6,805	$7,582	$777	$—

	Cost	Fair Value	Gross Unrealized
			Gains	Losses
At December 31, 2020
Non-affiliated preferred stocks	$6,893	$7,678	$785	$—
Non-affiliated common stocks	1,132	1,471	339	—

Total	$8,025	$9,149	$1,124	$—

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

The following tables present gross unrealized losses and fair values on bonds and non-affiliated preferred and common stocks by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2021
	Twelve Months or Less		More Than Twelve Months
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
States, municipalities and political subdivisions	$2,321	$44	$—	$—
Residential MBS	68,693	933	2,492	132
Commercial MBS	7,402	30	—	—
Asset-backed securities	89,418	630	26,323	510
All other bonds	66,793	568	7,729	120

Total bonds	$234,627	$2,205	$36,544	$762

Non-affiliated preferred stocks	$—	$—	$—	$—
Non-affiliated common stocks	—	—	—	—

Total non-affiliated preferred and common stocks	$—	$—	$—	$—

	2020
	Twelve Months or Less		More Than Twelve Months
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
States, municipalities and political subdivisions	$2,832	$8	$2,833	$243
Residential MBS	9,684	112	756	30
Commercial MBS	4,450	50	—	—
Asset-backed securities	78,068	1,396	86,566	766
All other bonds	26,963	532	1,788	207

Total bonds	$121,997	$2,098	$91,943	$1,246

Non-affiliated preferred stocks	$—	$—	$—	$—
Non-affiliated common stocks	—	—	—	—

Total non-affiliated preferred and common stocks	$—	$—	$—	$—

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

At December 31, 2021, the gross unrealized losses related to 172 bonds. At December 31, 2020 the gross unrealized losses related to 150 bonds.

When a decline in the value of a specific investment is considered to be other-than-temporary, a provision for impairment is charged to earnings (accounted for as realized capital loss) and the cost basis of that investment is reduced by the amount of the charge. The determination of whether unrealized losses are other-than-temporary requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

(a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

(b)	the extent to which fair value is less than cost basis,

(c)	cash flow projections received from independent sources,

(d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

(e)	near-term prospects for improvement in the issuer and/or its industry,

(f)	third party research and communications with industry specialists,

(g)	financial models and forecasts,

(h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments, (i) discussions with issuer management, and

(j)	the ability and intent to hold investment for a period of time sufficient to allow for any anticipated recovery in fair value.

Based on its analysis of the factors enumerated above, management believes (i) AILIC will recover its cost basis in the securities with unrealized losses and (ii) that AILIC has the ability and intent to hold securities until they recover in value. Although AILIC has the ability to continue holding its investments with unrealized losses, its intent to hold them may change due to deterioration in the issuers’ creditworthiness, decisions to lessen exposure to a particular issuer or industry, asset/liability management decisions, market movements, changes in views about appropriate asset allocation or the desire to offset taxable realized gains. Should AILIC’s ability or intent change with regard to a particular security, a charge for impairment would likely be required. While it is not possible to accurately predict if or when a specific security will become impaired, charges for other-than-temporary impairment (“OTTI”) could be material to results of operations in future periods.

Net realized gains (losses) on investments sold and charges for OTTI on investments held were as follows for the years ended December 31 (dollars in thousands):

Year	Net Realized Gains (Losses) (Net of IMR Transfers and Taxes)	Charges for Impairment	Total	Number of Investments with Impairment Charges
2021	$1,942	$(21)	$1,921	3
2020	$140	$(4,492)	$(4,352)	15

The table below sets forth the scheduled maturities of AILIC’s bonds as of December 31, 2021 (in thousands):

	Carrying Value	Fair Value
Maturity:
One year or less	$22,049	$22,373
After one year through five years	662,496	701,772
After five years through ten years	718,959	784,488
After ten years	218,520	233,851

Subtotal	1,622,024	1,742,484
Mortgage-backed securities	185,670	193,368
Asset-backed securities	381,455	385,314

Total bonds by maturity	$2,189,149	$2,321,166

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NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The aggregate amount of investment income generated as a result of prepayment penalties and accelerations fees was $3.2 million and $3.6 million during 2021 and 2020, respectively.

Mortgage-backed and asset-backed securities had an expected average life of approximately 4.0 and 3.3 years, respectively, at December 31, 2021.

Proceeds from sales of bonds were $23.0 million and $166.9 million for 2021 and 2020, respectively. Gross realized gains of $8.0 million and $4.9 million and gross realized losses of $0.1 million and $1.6 million were realized on bonds during 2021 and 2020, respectively. The number of securities disposed of with a callable feature in 2021 was 89.

AILIC’s $185.7 million investment in MBS represents approximately 8.5% of the carrying value of its bonds at December 31, 2021. The Company’s indirect exposure to subprime mortgage risk as of December 31, 2021 included 22 residential MBS with total actual cost and book adjusted carrying values of approximately $9.3 million, and a total fair value of approximately $9.7 million.

The Company has no aggregate loan-backed securities with an OTTI in which the Company has the intent to sell or the inability or lack of intent to retain the investment in the security for a period of time to recover the amortized cost basis.

The following table shows each loan-backed security with an OTTI recognized in 2021, as the present value of cash flows expected to be collected is less than the amortized cost basis of the security (in whole dollars):

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Income Statement	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
12641QBX9	$126,385	$125,311	$1,074	$125,311	$123,348	9/30/2021
47232VDK5	32,098	16,443	15,655	16,443	34,282	9/30/2021
12669DUS5	70,881	65,929	4,952	65,929	69,011	12/31/2021

Total			$21,681

Securities (primarily United States Treasury Notes) with a carrying value of approximately $10.7 million and $10.5 million at December 31, 2021 and 2020, respectively, were on deposit as required by the insurance departments of various states.

Net investment income consisted of the following for the years ended December 31 (in thousands):

	2021	2020
Investment income:
Bonds	$93,063	$103,058
Equity securities (non-affiliated)	374	398
Cash, cash equivalents and short-term investments	133	253
Policy loans	3,158	3,423
Equity index call options	9,133	6,597
Other	1,002	1,030

Gross investment income	106,863	114,759
Investment expenses	(1,684)	(641)

Net investment income	$105,179	$114,118

25

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

PRIOR YEAR INFORMATION

Bonds at December 31 consisted of the following (in thousands):

	2020
	Carrying Value	Fair Value	Gross Unrealized Gains Losses
U.S. Government and government agencies	$2,553	$2,863	$310	$—
States, municipalities, and political subdivisions	300,141	334,170	34,280	251
Foreign government	3,991	4,220	229	—
Residential MBS	126,561	141,953	15,534	142
Commercial MBS	55,620	59,059	3,489	50
Asset-backed securities	504,446	510,888	8,604	2,162
All other bonds	1,365,160	1,521,151	156,730	739

Total bonds	$2,358,472	$2,574,304	$219,176	$3,344

	2019
	Carrying	Fair		Gross Unrealized
	Value	Value	Gains	Losses
U.S. Government and government agencies	$2,942	$3,149	$207	$—
States, municipalities, and political subdivisions	349,675	369,720	20,073	28
Foreign government	3,987	4,137	150	—
Residential MBS	126,509	144,148	17,815	176
Commercial MBS	68,720	71,352	2,632	—
Asset-backed securities	405,274	409,035	5,036	1,275
All other bonds	1,470,005	1,551,642	82,220	583

Total bonds	$2,427,112	$2,553,183	$128,133	$2,062

At December 31, 2020 and 2019, the Company held unrated or less-than-investment grade bonds of $42.4 million and $39.3 million, respectively, with an aggregate fair value of $43.2 million and $40.3 million, respectively. Those holdings amounted to 1.8% and 1.6% of the Company’s investments in bonds and 1.3% and 1.2% of the Company’s total admitted assets at December 31, 2020 and 2019, respectively. The Company performs periodic evaluations of the relative credit standing of the issuers of these bonds.

26

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

Unrealized gains and losses on investments in non-affiliated preferred and common stocks are reported directly in unassigned surplus and do not affect operations. The cost, gross unrealized gains and losses and fair value of those investments are summarized as follows (in thousands):

		Fair	Gross Unrealized
	Cost	Value	Gains	Losses
At December 31, 2020
Non-affiliated preferred stocks	$6,893	$7,678	$785	$—
Non-affiliated common stocks	1,132	1,471	339	—

Total	$8,025	$9,149	$1,124	$—

		Fair	Gross Unrealized
	Cost	Value	Gains	Losses
At December 31, 2019
Non-affiliated preferred stocks	$4,982	$5,330	$348	$—
Non-affiliated common stocks	6,424	7,660	1,236	—

Total	$11,406	$12,990	$1,584	$—

27

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

The following tables present gross unrealized losses and fair values on bonds and non-affiliated preferred and common stocks by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31 (in thousands):

	2020
	Twelve Months or Less		More Than Twelve Months
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
States, municipalities and political subdivisions	$2,832	$8	$2,833	$243
Residential MBS	9,684	112	756	30
Commercial MBS	4,450	50	—	—
Asset-backed securities	78,068	1,396	86,566	766
All other bonds	26,963	532	1,788	207

Total bonds	$121,997	$2,098	$91,943	$1,246

Non-affiliated preferred stocks	$—	$—	$—	$—
Non-affiliated common stocks	—	—	—	—

Total non-affiliated preferred and common stocks	$—	$—	$—	$—

	2019
	Twelve Months or Less		More Than Twelve Months
	Fair Value	Gross Unrealized Loss	Fair Value	Gross Unrealized Loss
States, municipalities and political subdivisions	$5,522	$6	$1,593	$22
Residential MBS	28,411	166	431	10
Commercial MBS	—	—	—	—
Asset-backed securities	76,973	333	84,088	942
All other bonds	25,300	164	13,999	419

Total bonds	$136,206	$669	$100,111	$1,393

Non-affiliated preferred stocks	$—	$—	$—	$—
Non-affiliated common stocks	—	—	—	—

Total non-affiliated preferred and common stocks	$—	$—	$—	$—

28

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

At December 31, 2020, the gross unrealized losses related to 150 bonds. At December 31, 2019 the gross unrealized losses related to 153 bonds.

Net realized gains (losses) on investments sold and charges for OTTI on investments held were as follows for the years ended December 31 (dollars in thousands):

	Net Realized Gains (Losses)	Charges for		Number of Investments with
Year	(Net of IMR Transfers and Taxes)	Impairment	Total	Impairment Charges
2020	$140	$(4,492)	$(4,352)	15
2019	$(526)	$(182)	$(708)	4

The table below sets forth the scheduled maturities of AILIC’s bonds as of December 31, 2020 (in thousands):

	Carrying Value	Fair Value
Maturity:
One year or less	$115,324	$117,318
After one year through five years	713,527	781,843
After five years through ten years	720,875	821,906
After ten years	122,119	141,337

Subtotal	1,671,845	1,862,404
Mortgage-backed securities	182,181	201,012
Asset-backed securities	504,446	510,888

Total bonds by maturity	$2,358,472	$2,574,304

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties. The aggregate amount of investment income generated as a result of prepayment penalties and accelerations fees was $3.6 million and $1.2 million during 2020 and 2019, respectively.

Mortgage-backed and asset-backed securities had an expected average life of approximately 3.3 and 3.7 years, respectively, at December 31, 2020.

Proceeds from sales of bonds were $166.9 million and $79.1 million for 2020 and 2019, respectively. Gross realized gains of $4.9 million and $0.5 million and gross realized losses of $1.6 million and $1.0 million were realized on bonds during 2020 and 2019, respectively.

AILIC’s $182.2 million investment in MBS represents approximately 7.7% of the carrying value of its bonds at December 31, 2020. The Company’s indirect exposure to subprime mortgage risk as of December 31, 2020 included 18 residential MBS with total actual cost and book adjusted carrying values of approximately $10.5 million, and a total fair value of approximately $11.3 million.

The Company has no aggregate loan-backed securities with an OTTI in which the Company has the intent to sell or the inability or lack of intent to retain the investment in the security for a period of time to recover the amortized cost basis.

29

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

D. INVESTMENTS (CONTINUED)

The following table shows each loan-backed security with an OTTI recognized in 2020, as the present value of cash flows expected to be collected is less than the amortized cost basis of the security (in whole dollars):

CUSIP	Amortized Cost Before OTTI	Present Value of Projected Cash Flows	OTTI Charge Recognized in Income Statement	Amortized Cost After OTTI	Fair Value at Time of OTTI	Date Reported
46627MCY1	$1,407,201	$1,354,585	$37,094	$1,370,107	$1,399,043	3/31/2020
65539CAK2	564,963	554,792	6,368	558,596	548,148	3/31/2020
855541AC2	210,071	195,522	15,194	194,877	184,563	3/31/2020
059522AU6	568,133	547,738	5,354	562,779	550,816	3/31/2020
74951PDQ8	349,918	39,102	114,997	234,921	234,921	3/31/2020
12669GR45	514,358	494,806	21,725	492,633	465,918	3/31/2020
40432BAA7	16,248	8,482	3,410	12,838	12,838	3/31/2020
76112BNM8	1,543,512	1,431,540	30,462	1,513,050	1,352,043	3/31/2020
05949CHM1	588,209	510,389	17,298	570,911	570,911	6/30/2020
65539CAK2	537,913	526,556	9,856	528,057	526,579	6/30/2020
74951PDQ8	219,185	10,659	208,526	10,659	10,659	6/30/2020

Total			$470,284

Securities (primarily United States Treasury Notes) with a carrying value of approximately $10.5 million and $7.5 million at December 31, 2020 and 2019, respectively, were on deposit as required by the insurance departments of various states.

Net investment income consisted of the following for the years ended December 31 (in thousands):

	2020	2019
Investment income:
Bonds	$103,058	$107,165
Equity securities (non-affiliated)	398	694
Cash, cash equivalents andshort-term investments	253	888
Policy loans	3,423	3,478
Equity index call options	6,597	2,149
Other	1,030	1,068

Gross investment income	114,759	115,442
Investment expenses	(641)	(864)

Net investment income	$114,118	$114,578

E. EQUITY INDEX CALL OPTIONS

AILIC utilizes equity index call options as part of its efforts to economically hedge and manage fluctuations in the fair value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The equity index call options purchased in either the over-the-counter market or on the Chicago Board Options Exchange. Those instruments involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point of time. The contract or notional amounts of those instruments reflect the extent of involvement in those financial instruments.

30

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

E. EQUITY INDEX CALL OPTIONS (CONTINUED)

At December 31, 2021 and 2020, the Company’s notional or contract amounts and fair value of financial instruments and related reserves for fixed-indexed annuities (shown as liabilities below) are summarized as follows (in thousands):

	Equity Index Call Options
	Contract or Notional Amount	Fair Value	Liabilities
2021	$597,301	$16,529	$938,730
2020	$620,326	$18,713	$957,444
Equity index call options are contracts that give the purchaser the right, but not the obligation, to buy or sell securities at a specified price during a specified period. AILIC’s equity index call options are based on the S&P 500 Index with a notional value of $597.3 million and expire ratably in 2022. As a purchaser of options, AILIC pays, at the beginning of the contract, a premium for transferring the risk of an unfavorable change in the price of the underlying financial instrument. Under the fixed indexed annuity products, the crediting rate is linked to changes in the equity indices or Exchanged Traded Funds (ETF) for specified and participation rates. The prices of the options purchased are calculated with reference to the underlying index or ETF, participation rates, caps, durations and notional amounts of the underlying contracts. The liabilities summarized above represent the reserves for AILIC’s fixed-indexed annuities.

The Company’s equity index options, fair value hedges that are not accounted for using hedge accounting, are accounted for at fair value with the change in fair value recorded as unrealized capital gains (losses) reported in surplus. The change in net unrealized capital (losses) gains on contracts that do not qualify for hedge accounting, the equity index call options above, were ($0.4) million in 2021 and ($1.4) million in 2020.

AILIC receives collateral from certain counterparties to support its purchased call option assets. This collateral ($2.0 million at December 31, 2021 and $40 thousand at December 31, 2020) is included on AILIC’s Balance Sheet with an offsetting liability to return the collateral.

PRIOR YEAR INFORMATION

AILIC utilizes equity index call options as part of its efforts to economically hedge and manage fluctuations in the fair value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. The equity index call options purchased in either the over-the-counter market or on the Chicago Board Options Exchange. Those instruments involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point of time. The contract or notional amounts of those instruments reflect the extent of involvement in those financial instruments.

At December 31, 2020 and 2019, the Company’s notional or contract amounts and fair value of financial instruments and related reserves for fixed-indexed annuities (shown as liabilities below) are summarized as follows (in thousands):

	Equity Index Call Options
	Contract or Notional Amount	Fair Value	Liabilities
2020	$620,326	$18,713	$957,444
2019	$615,970	$21,115	$954,144

31

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

E. EQUITY INDEX CALL OPTIONS (CONTINUED)

Equity index call options are contracts that give the purchaser the right, but not the obligation, to buy or sell securities at a specified price during a specified period. AILIC’s equity index call options are based on the S&P 500 Index with a notional value of $620.3 million and expire ratably in 2020. As a purchaser of options, AILIC pays, at the beginning of the contract, a premium for transferring the risk of an unfavorable change in the price of the underlying financial instrument. Under the fixed indexed annuity products, the crediting rate is linked to changes in the equity indices or Exchanged Traded Funds (ETF) for specified and participation rates. The prices of the options purchased are calculated with reference to the underlying index or ETF, participation rates, caps, durations and notional amounts of the underlying contracts. The liabilities summarized above represent the reserves for AILIC’s fixed-indexed annuities.

The Company’s equity index options, fair value hedges that are not accounted for using hedge accounting, are accounted for at fair value with the change in fair value recorded as unrealized capital gains (losses) reported in surplus. The change in net unrealized capital (losses) gains on contracts that do not qualify for hedge accounting, the equity index call options above, were ($1.4) million in 2020 and $16.6 million in 2019.

AILIC receives collateral from certain counterparties to support its purchased call option assets. This collateral ($40 thousand at both December 31, 2020 and December 31, 2019) is included on AILIC’s Balance Sheet with an offsetting liability to return the collateral.

32

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES

The components of the net deferred tax assets at December 31 are as follows (in thousands):

	2021	2020	Change
DTAs resulting in book/tax differences in:
Ordinary:
Deferred acquisition costs	$192	$217	$(25)
Reserves	2,557	2,789	(232)
Nonadmitted assets	28	59	(31)
Other	516	441	75

Total ordinary DTAs	3,293	3,506	(213)
Capital:
Security-related adjustments	44	41	3

Total capital DTAs	44	41	3

Total DTAs	3,337	3,547	(210)
Deferred tax assets nonadmitted	(727)	(631)	(96)

Admitted DTAs	2,610	2,916	(306)
DTLs resulting in book/tax differences in:
Ordinary:
Reserve transition adjustment	1,274	1,593	(319)
Other	40	37	3

Total ordinary DTLs	1,314	1,630	(316)
Capital:
Security-related adjustments	95	71	24

Total capital DTLs	95	71	24
Total DTLs	1,409	1,701	(292)

Total net deferred admitted tax assets	$1,201	$1,215	$(14)

Change in deferred tax assets nonadmitted	$(96)	$(38)

33

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The results of the admissibility calculations at December 31 are as follows (in thousands):

	2021			2020			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$44	$44	$—	$41	$41	$—	$3	$3
b. Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	1,157	—	1,157	1,174	—	1,174	(17)	—	(17)
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	1,157	—	1,157	1,174	—	1,174	(17)	—	(17)
2. Adjusted gross deferred tax assets allowed per limitation	XXX	XXX	54,172	XXX	XXX	51,309	XXX	XXX	2,863
c. Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	1,314	95	1,409	1,630	71	1,701	(316)	24	(292)

d. Deferred tax assets admitted as the result of application of SSAP No. 101	$2,471	$139	$2,610	$2,804	$112	$2,916	$(333)	$27	$(306)

The other admissibility criteria for the Company are as follows (dollars in thousands):

	2021		2020
a. Ratio percentage used to determine recovery period and threshold limitation amount	1935	%	1906	%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in the table above	$361,144		$342,057

The impact of the Company’s tax planning strategy, which does not include the use of reinsurance, on the adjusted gross DTAs and net admitted adjusted gross DTAs by tax character is as follows:

	2021		2020		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
a. Adjusted gross DTAs (% of total adjusted gross DTAs)	0.0%	0.9%	0.0%	0.7%	0.0%	0.2%
b. Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.0%	1.1%	0.0%	0.9%	0.0%	0.2%

34

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The provision for incurred taxes on operating earnings and capital gains for the years ended December 31 are as follows (in thousands):

	2021	2020
Current federal income tax expense on operations	$5,321	$6,204
Federal income tax expense on net realized capital gains (losses)	2,059	1,323

Total federal income tax expense	$7,380	$7,527

Change in DTAs	$(210)	$(283)
Change in DTLs	292	805

Change in net deferred federal income tax asset	$82	$522

The Company’s income tax expense and change in DTA/DTL for the year ended December 31 differs from the amount obtained by applying the federal statutory rate of 21% to income from operations before federal income taxes for the following reasons (in thousands):

	2021	2020
Provision computed at statutory rate (operations and realized gains/losses, excluding amortization of IMR)	$8,145	$7,899
Permanent differences:
Dividend received deduction	(375)	(11)
Provision to return adjustments	(334)	(318)
Other	(47)	(55)

Total permanent differences	(756)	(384)
Timing adjustments:
Investment differences	10	352
Reserves	136	91
DAC tax adjustment	(26)	(32)
Provision to return adjustments	(95)	6
Other	113	(35)

Total timing adjustments	138	382
Other adjustments:
Unrealized (loss) gain on equity index call options	(89)	(287)
Miscellaneous items	(58)	(83)

Total other adjustments	(147)	(370)
Federal income tax expense on operations and realized losses	$7,380	$7,527

Federal income tax expense on operations and realized losses	$7,380	$7,527
Change in net deferred tax asset (excluding unrealized)	(107)	(335)

Total statutory income tax expense (excluding unrealized)	$7,273	$7,192

As of December 31, 2021 and 2020, the Company does not have any operating loss carryforwards available to offset future net income subject to federal Income taxes. As of December 31, 2021, the Company does not have a pretax capital loss carryforward.

35

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses (in thousands):

Year	Operations	Realized Gains	Total
12-2021	$—	$1,777	$1,777
05-2021	—	282	282
2020	—	590	590

As of December 31, 2021, AILIC’s consolidated federal income tax returns for the 2013 through 2021 tax years remain subject to examination by the IRS.

PRIOR YEAR INFORMATION

The components of the net deferred tax assets at December 31 are as follows (in thousands):

	2020	2019	Change
DTAs resulting in book/tax differences in:
Ordinary:
DAC premium tax	$217	$249	$(32)
Reserves	2,789	3,093	(304)
Nonadmitted assets	59	92	(33)
Other	441	396	45

Total ordinary DTAs	3,506	3,830	(324)
Capital:
Security-related adjustments	41	—	41
Unrealized gains	—	—	—

Total capital DTAs	41	—	41

Total DTAs	3,547	3,830	(283)
Deferred tax assets nonadmitted	(631)	(593)	(38)

Admitted DTAs	2,916	3,237	(321)
DTLs resulting in book/tax differences in:
Ordinary:
Reserve transition adjustment	1,593	1,911	(318)
Other	37	31	6

Total ordinary DTLs	1,630	1,942	(312)
Capital:
Unrealized gains	—	—	—
Security-related adjustments	71	564	(493)

Total capital DTLs	71	564	(493)
Total DTLs	1,701	2,506	(805)

Total net deferred admitted tax assets	$1,215	$731	$484

Change in deferred tax assets nonadmitted	$(38)	$(593)

36

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The results of the admissibility calculations at December 31 are as follows (in thousands):

	2020			2019			Change
	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
a. Federal income taxes paid in prior years recoverable through loss carrybacks	$—	$41	$41	$—	$—	$—	$—	$41	$41
b. Adjusted gross deferred tax assets expected to be realized (excluding the amount of deferred tax assets from (a) above) after application of the threshold limitation. (The lesser of (b)1 and (b)2 below)	1,174	—	1,174	731	—	731	443	—	443
1. Adjusted gross deferred tax assets expected to be realized following the balance sheet date	1,174	—	1,174	731	—	731	443	—	443
2. Adjusted gross deferred tax assets allowed per limitation	XXX	XXX	51,309	XXX	XXX	50,882	XXX	XXX	427
c. Adjusted gross deferred tax assets (excluding the amount of deferred tax assets from (a) and (b) above) offset by gross deferred tax liabilities	1,630	71	1,701	1,942	564	2,506	(312)	(493)	(805)

d. Deferred tax assets admitted as the result of application of SSAP No. 101	$2,804	$112	$2,916	$2,673	$564	$3,237	$131	$(452)	$(321)

The other admissibility criteria for the Company are as follows (dollars in thousands):

	2020	2019
a. Ratio percentage used to determine recovery period and threshold limitation amount	1906%	1925%
b. Amount of adjusted capital and surplus used to determine recovery period and threshold limitation in the table above	$342,057	$339,211

The impact of the Company’s tax planning strategy, which does not include the use of reinsurance, on the adjusted gross DTAs and net admitted adjusted gross DTAs by tax character is as follows:

	2020		2019		Change
	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
a. Adjusted gross DTAs (% of total adjusted gross DTAs)	0.0%	0.7%	0.0%	0.0%	0.0%	0.7%
b. Net admitted adjusted gross DTAs (% of total net admitted adjusted gross DTAs)	0.0%	0.9%	0.0%	0.0%	0.0%	0.9%

37

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The provision for incurred taxes on operating earnings and capital gains for the years ended December 31 are as follows (in thousands):

	2020	2019
Current federal income tax expense on operations	$6,204	$10,242
Federal income tax expense on net realized capital losses	1,323	470

Total federal income tax expense	$7,527	$10,712

Change in DTAs	$(283)	$992
Change in DTLs	805	154

Change in net deferred federal income tax asset	522	1,146

The Company’s income tax expense and change in DTA/DTL for the year ended December 31 differs from the amount obtained by applying the federal statutory rate of 21% to income from operations before federal income taxes for the following reasons (in thousands):

	2020	2019
Provision computed at statutory rate (operations and realized gains/losses,excluding amortization of IMR)	$7,899	$6,357
Permanent differences:
Dividend received deduction	(329)	(428)
Other	(138)	(131)

Total permanent differences	(467)	(559)
Timing adjustments:
Investment differences	358	93
Reserves	91	1,327
DAC tax adjustment	(32)	(29)
Other	(35)	44

Total timing adjustments	382	1,435
Other adjustments:
Unrealized (loss) gain on equity index call options	(287)	3,479

Total other adjustments	(287)	3,479
Federal income tax expense on operations and realized losses	$7,527	$10,712

Federal income tax expense on operations and realized losses	$7,527	$10,712
Change in net deferred tax asset (excluding unrealized)	(335)	(1,454)

Total statutory income tax expense (excluding unrealized)	$7,192	$9,258

As of December 31, 2020 and 2019, the Company does not have any operating loss carryforwards available to offset future net income subject to federal income taxes. As of December 31, 2020, the Company does not have a pretax capital loss carryforward.

38

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

F. FEDERAL INCOME TAXES (CONTINUED)

The following are income taxes incurred in the current and prior years that will be available for recoupment in the event of future net losses (in thousands):

Year	Operations	Realized Gains	Total
2020	$—	$841	$841
2019	—	379	379
2018	—	223	223

As of December 31, 2020, AFG’s consolidated federal income tax returns for the 2013 through 2020 tax years remain subject to examination by the IRS.

G. RELATED PARTY TRANSACTIONS

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. The net amount paid to affiliates was $12.8 million and $9.7 million in 2021 and 2020, respectively, included in general insurance expenses in the Statement of Operations.

As of May 28, 2021, the Company has an agreement with Barings, LLC, an affiliate, which provides investment advisory services to the Company. Prior to that agreement and to the sale of the Company to MassMutual, the Company and affiliated insurance companies had contracts with American Money Management Corporation, which, subject to the direction of the Finance Committees, provided for management and accounting services related to the investment portfolios. AILIC expensed investment management charges of $1.6 million and $0.6 million in 2021 and 2020, respectively, included in net investment income in the Statement of Operations.

For the first five months of 2021, AFG provided retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG made all contributions to the retirement fund portion of the plan and matched a percentage of employee contributions to the savings fund. Company contributions were expensed in the year for which they were declared. AFG and certain of its subsidiaries provided heath care and life insurance benefits to eligible retirees. Beginning in June of 2021, the Company participates in the retirement plans of GALIC. GALIC sponsors funded (qualified 401(k) thrift savings) and unfunded (nonqualified deferred compensation thrift savings) defined contribution plans for its employees and retirees. The qualified 401(k) thrift savings plan’s net assets available for benefits were $34.8 million as of December 31, 2021. The Company matches a percentage of employee contributions to the qualified 401(k) thrift savings plan. AILIC expensed approximately $0.3 million and $0.2 million in 2021 and 2020, respectively, for its retirement and employee savings plan.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GALIC, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. AILIC paid $2.7 million in 2021 and $2.8 million in 2020 to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GALIC announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

PRIOR YEAR INFORMATION

The Company and affiliated insurance companies have contracts with American Money Management Corporation, which, subject to the direction of the Finance Committees, provide for management and accounting services related to the investment portfolios. AILIC expensed investment management charges of $0.6 million and $0.8 million in 2020 and 2019, respectively, included in net investment income in the Statement of Operations.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates at charges not unfavorable to AILIC or the insurance affiliates. The net amount paid to affiliates was $9.7 million and $10.3 million in 2020 and 2019, respectively, included in general insurance expenses in the Statement of Operations.

39

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

G. RELATED PARTY TRANSACTIONS (CONTINUED)

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared. AFG and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits. AILIC expensed approximately $0.2 million and $0.3 million in 2020 and 2019, respectively, for its retirement and employee savings plan.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. AILIC paid $2.8 million in 2020 and $2.9 million in 2019 to GAA, 100% of which was paid to other broker/dealers as commissions. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., an independent broker dealer.

40

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS

At December 31, 2021 AILIC’s annuity (individual and group) reserves and deposit-type funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in thousands):

A. Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$60,197	$—	$—	$60,197	2.3%
b. At book value less current surrender charge of 5% or more	302,736	—	—	302,736	11.7%
c. At fair value	—	—	576,874	576,874	22.4%
d. Total with market value adjustment or at fair value (total of a through c)	362,933	—	576,874	939,807	36.4%

e. At book value without adjustment (minimal or no charge or adjustment)	1,616,839	—	—	1,616,839	62.7%
2. Not subject to discretionary withdrawal	23,169	—	—	23,169	0.9%

3. Total (gross: direct + assumed)	2,002,941	—	576,874	2,579,815	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3)—(4)	2,002,941	—	576,874	2,579,815

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$86,323	$—	$—	$86,323

B. Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	313	—	—	313	0.1%
c. At fair value	—	—	113,897	113,897	51.5%

d. Total with market value adjustment or at fair value (total of a through c)	313	—	113,897	114,210	51.6%
e. At book value without adjustment (minimal or no charge or adjustment)	106,934	—	—	106,934	48.4%
2. Not subject to discretionary withdrawal	—	—	—	—	0.0%

3. Total (gross: direct + assumed)	107,247	—	113,897	221,144	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3)—(4)	107,247	—	113,897	221,144

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

41

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

C. Deposit-Type Funds (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
c. At fair value	—	—	—	—	0.0%

d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	0.0%
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
2. Not subject to discretionary withdrawal	18,066	—	—	18,066	100.0%

3. Total (gross: direct + assumed)	18,066	—	—	18,066	100.0%

4. Reinsurance ceded	—	—	—	—
5. Total (net) (3)—(4)	18,066	—	—	18,066
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

D. Reconciliation to total annuity reserves and deposit-type funds:

Net annuity reserves	$2,110,188
Deposit-type funds	18,066
Commissioner’s Annuity Reserve Valuation Method adjustment	—
Separate Account nonguaranteed liabilities	690,771

Total	$2,819,025

42

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

At December 31, 2020, AILIC’s annuity reserves and deposit-type funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in thousands):

A. Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

1. Subject to discretionary withdrawal:
a. With market value adjustment	$67,762	$—	$—	$67,762	2.6%
b. At book value less current surrender charge of 5% or more	357,402	—	—	357,402	13.6%
c. At fair value	—	—	548,351	548,351	21.0%

d. Total with market value adjustment or at fair value (total of a through c)	425,164	—	548,351	973,515	37.2%
e. At book value without adjustment (minimal or no charge or adjustment)	1,628,436	—	—	1,628,436	62.1%
2. Not subject to discretionary withdrawal	18,378	—	—	18,378	0.7%

3. Total (gross: direct + assumed)	2,071,978	—	548,351	2,620,329	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	2,071,978	—	548,351	2,620,329

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$70,483	$—	$—	$70,483

B. Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	326	—	—	326	0.2%
c. At fair value	—	—	113,613	113,613	52.3%

d. Total with market value adjustment or at fair value (total of a through c)	326	—	113,613	113,939	52.5%
e. At book value without adjustment (minimal or no charge or adjustment)	103,174	—	—	103,174	47.5%
2. Not subject to discretionary withdrawal	—	—	—	—	0.0%

3. Total (gross: direct + assumed)	103,500	—	113,613	217,113	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	103,500	—	113,613	217,113

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

43

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

C. Deposit-Type Funds (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
c. At fair value	—	—	—	—	0.0%

d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	0.0%
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
2. Not subject to discretionary withdrawal	20,064	—	—	20,064	100.0%

3. Total (gross: direct + assumed)	20,064	—	—	20,064	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	20,064	—	—	20,064

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

D. Reconciliation to total annuity reserves and deposit-type funds:

Net annuity reserves	$2,175,478

Deposit-type funds	20,064
Commissioner’s Annuity Reserve Valuation Method adjustment	(1,581)
Seprate Account nonguaranteed liabilities	663,545

Total	$2,857,506

44

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

PRIOR YEAR INFORMATION

At December 31, 2020 AILIC’s annuity (individual and group) reserves and deposit-type funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in thousands):

A. Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

1. Subject to discretionary withdrawal:
a. With market value adjustment	$67,762	$—	$—	$67,762	2.6%
b. At book value less current surrender charge of 5% or more	357,402	—	—	357,402	13.6%
c. At fair value	—	—	548,351	548,351	21.0%

d. Total with market value adjustment or at fair value (total of a through c)	425,164	—	548,351	973,515	37.2%
e. At book value without adjustment (minimal or no charge or adjustment)	1,628,436	—	—	1,628,436	62.1%
2. Not subject to discretionary withdrawal	18,378	—	—	18,378	0.7%

3. Total (gross: direct + assumed)	2,071,978	—	548,351	2,620,329	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	2,071,978	—	548,351	2,620,329

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$70,483	$—	$—	$70,483

B. Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	326	—	—	326	0.2%
c. At fair value	—	—	113,613	113,613	52.3%

d. Total with market value adjustment or at fair value (total of a through c)	326	—	113,613	113,939	52.5%
e. At book value without adjustment (minimal or no charge or adjustment)	103,174	—	—	103,174	47.5%
2. Not subject to discretionary withdrawal	—	—	—	—	0.0%

3. Total (gross: direct + assumed)	103,500	—	113,613	217,113	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	103,500	—	113,613	217,113

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

45

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

C. Deposit-Type Funds (no life contingencies):

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
c. At fair value	—	—	—	—	0.0%

d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	0.0%
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
2. Not subject to discretionary withdrawal	20,064	—	—	20,064	100.0%

3. Total (gross: direct + assumed)	20,064	—	—	20,064	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	20,064	—	—	20,064

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

D. Reconciliation to total annuity reserves and deposit-type funds:

Net annuity reserves	$2,175,478
Deposit-type funds	20,064
Commissioner’s Annuity Reserve Valuation Method adjustment	(1,581)
Separate Account nonguaranteed liabilities	663,545

Total	$2,857,506

46

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

At December 31, 2019, AILIC’s annuity reserves and deposit-type funds that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal are summarized as follows (in thousands):

A. Individual Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

1. Subject to discretionary withdrawal:
a. With market value adjustment	$71,629	$—	$—	$71,629	2.7%
b. At book value less current surrender charge of 5% or more	376,643	—	—	376,643	14.5%
c. At fair value	—	—	515,393	515,393	19.8%

d. Total with market value adjustment or at fair value (total of a through c)	448,272	—	515,393	963,665	37.0%
e. At book value without adjustment (minimal or no charge or adjustment)	1,627,164	—	—	1,627,164	62.4%
2. Not subject to discretionary withdrawal	15,192	—	—	15,192	0.6%

3. Total (gross: direct + assumed)	2,090,628	—	515,393	2,606,021	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	2,090,628	—	515,393	2,606,021

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$55,549	$—	$—	$55,549

B. Group Annuities:

	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total	% of Total

1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	331	—	—	331	0.2%
c. At fair value	—	—	110,092	110,092	52.2%

d. Total with market value adjustment or at fair value (total of a through c)	331	—	110,092	110,423	52.4%
e. At book value without adjustment (minimal or no charge or adjustment)	100,245	—	—	100,245	47.6%
2. Not subject to discretionary withdrawal	—	—	—	—	0.0%

3. Total (gross: direct + assumed)	100,576	—	110,092	210,668	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3) - (4)	100,576	—	110,092	210,668

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

47

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

H. ANNUITY RESERVES AND DEPOSIT-TYPE FUNDS (CONTINUED)

C. Deposit-Type Funds (no life contingencies):

		Separate	Separate
	General	Account with	Account
	Account	Guarantees	Nonguaranteed	Total	% of Total
1. Subject to discretionary withdrawal:
a. With market value adjustment	$—	$—	$—	$—	0.0%
b. At book value less current surrender charge of 5% or more	—	—	—	—	0.0%
c. At fair value	—	—	—	—	0.0%

d. Total with market value adjustment or at fair value (total of a through c)	—	—	—	—	0.0%
e. At book value without adjustment (minimal or no charge or adjustment)	—	—	—	—	0.0%
2. Not subject to discretionary withdrawal	21,470	—	—	21,470	100.0%

3. Total (gross: direct + assumed)	21,470	—	—	21,470	100.0%

4. Reinsurance ceded	—	—	—	—

5. Total (net) (3)—(4)	21,470	—	—	21,470

6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date	$—	$—	$—	$—

D. Reconciliation to total annuity reserves and deposit-type funds:

Net annuity reserves	$2,191,204
Deposit-type funds	21,470
Commissioner’s Annuity Reserve Valuation Method adjustment	(2,195)
Separate Account nonguaranteed liabilities	627,680

Total	$2,838,159

I. SEPARATE ACCOUNTS

The Company utilizes separate accounts to record and account for assets and liabilities for individual and group variable annuities. The separate accounts are registered under the Investment Company Act of 1940, as amended, as a unit investment trust. In accordance with the State of Ohio procedures for approving items within the separate accounts, the separate accounts classification of the individual and group variable annuities are supported by Section 3907.15 of the Ohio Revised Code.

In accordance with the products and transactions recorded within the separate accounts, all assets are considered legally insulated from the general account and are not chargeable with liabilities incurred in any other business operation of the Company. As of December 31, 2021 and 2020, the Company’s separate account statement included legally insulated variable annuity assets of $690.8 million and $663.5 million, respectively. The separate accounts are treated the same for GAAP reporting requirements.

In accordance with the products and transactions recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $0.3 million, $0.3 million, $0.3 million, $0.3 million and $0.3 million for the years ended December 31, 2021, 2020, 2019, 2018 and 2017, respectively, for guaranteed withdrawal benefits for variable annuity contracts.

As of December 31, 2021 and 2020, the general account of the Company had a maximum guarantee for separate account liabilities of $9.9 million and $11.0 million, respectively, for the guaranteed minimum death benefit of the variable annuity contracts. The total separate account guarantees paid by the general account for the years ended December 31, 2021, 2020, 2019, 2018 and 2017 were $0.2 million, $0.1 million, $0.4 million, $0.0 million and $0.1 million, respectively.

48

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

I. SEPARATE ACCOUNTS (CONTINUED)

Net transfers from the Separate Accounts for the years ended December 31 are summarized as follows (in thousands):

	2021	2020
Transfers to Separate Accounts - deposit-type funds	$11,913	$14,765
Transfers from Separate Accounts - withdrawals and other transfers, net	(86,941)	(74,787)
Transfers from Separate Accounts - contingent deferred sales charges	(1,581)	(616)

Net transfers from Separate Accounts	$(76,609)	$(60,638)

All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at fair value. Investments in the Separate Accounts at December 31 consisted of the following (in thousands):

	2021
		Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Separate Account A	$75,430	$111,187	$35,842	$85
Separate Account B	208,079	309,041	101,518	556
Separate Account C	217,298	270,543	54,268	1,023

Total Separate Accounts	$500,807	$690,771	$191,628	$1,664

	2020
		Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Separate Account A	$78,532	$107,426	$29,379	$485
Separate Account B	211,626	295,548	84,894	972
Separate Account C	223,435	260,571	39,878	2,742

Total Separate Accounts	$513,593	$663,545	$154,151	$4,199

The Separate Account holdings are made up of a diverse portfolio of managed mutual funds with investment objectives of growth, growth and income, capital appreciation, total and real return with preservation of capital.

PRIOR YEAR INFORMATION

In accordance with the products and transactions recorded within the separate accounts, all assets are considered legally insulated from the general account and are not chargeable with liabilities incurred in any other business operation of the Company. As of December 31, 2020 and 2019, the Company’s separate account statement included legally insulated variable annuity assets of $663.5 million and $627.7 million, respectively. The separate accounts are treated the same for GAAP reporting requirements.

In accordance with the products and transactions recorded within the separate accounts, some separate account liabilities are guaranteed by the general account. To compensate the general account for the risk taken, the separate account has paid risk charges of $0.3 million, $0.3 million, $0.3 million, $0.3 million and $0.4 million for the years ended December 31, 2020, 2019, 2018, 2017 and 2016, respectively, for guaranteed withdrawal benefits for variable annuity contracts.

As of December 31, 2020 and 2019, the general account of the Company had a maximum guarantee for separate account liabilities of $11.0 million and $12.7 million, respectively, for the guaranteed minimum death benefit of the variable annuity contracts. The total separate account guarantees paid by the general account for the years ended December 31, 2020, 2019, 2018, 2017 and 2016 were $0.1 million, $0.4 million, $0.0 million, $0.1 million and $0.5 million, respectively.

49

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

J. CAPITAL AND SURPLUS (CONTINUED)

	2020	2019
Transfers to Separate Accounts - deposit-type funds	$14,765	$17,837
Transfers from Separate Accounts - withdrawals and other transfers, net	(74,787)	(74,744)
Transfers from Separate Accounts - contingent deferred sales charges	(616)	(1,336)

Net transfers from Separate Accounts	$(60,638)	$(58,243)

All Separate Account reserves are non-guaranteed and subject to discretionary withdrawal at fair value. Investments in the Separate Accounts at December 31 consisted of the following (in thousands):

	2020
	Cost	Fair Value	Gross Unrealized
			Gains	Losses
Separate Account A	$78,532	$107,426	$29,379	$485
Separate Account B	211,626	295,548	84,894	972
Separate Account C	223,435	260,571	39,878	2,742

Total Separate Accounts	$513,593	$663,545	$154,151	$4,199

	2019
	Cost	Fair Value	Gross Unrealized
			Gains	Losses
Separate Account A	$81,577	$101,323	$20,102	$356
Separate Account B	217,058	277,157	60,425	326
Separate Account C	230,562	249,200	22,253	3,615

Total Separate Accounts	$529,197	$627,680	$102,780	$4,297

The Separate Account holdings are made up of a diverse portfolio of managed mutual funds with investment objectives of growth, growth and income, capital appreciation, total and real return with preservation of capital.

J.	CAPITAL AND SURPLUS

The portion of the Company’s unassigned funds represented or reduced by each item below is as follows at December 31, 2021 (in thousands):

Unrealized gains and losses	$5,296
Nonadmitted asset values	$(862)
Separate account business	$—
Asset valuation reserve	$(16,218)

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2021, AILIC exceeds the RBC requirement.

50

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS (CONTINUED)

J. CAPITAL AND SURPLUS (CONTINUED)

The maximum amount of dividends which can be paid to stockholders by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of surplus as regards policyholders or net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2022 without prior approval is $36.8 million, based on surplus as of the preceding December 31.

At December 31, 2021, surplus as regards policyholders was $368.0 million, earned surplus was $196.5 million, and 2021 net income was $28.1 million.

The Company did not pay an ordinary dividend to its parent in 2021. The Company paid an ordinary dividend to its parent of $34.0 million in 2020.

PRIOR YEAR INFORMATION

The portion of the Company’s unassigned funds represented or reduced by each item below is as follows at December 31, 2020 (in thousands):

Unrealized gains and losses	$6,105
Nonadmitted asset values	$(875)
Separate account business	$1,581
Asset valuation reserve	$(15,547)

Life/health insurance companies are subject to certain Risk-Based Capital (“RBC”) requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life/health insurance company is to be determined based on the various risk factors related to it. At December 31, 2020, AILIC exceeds the RBC requirement.

The maximum amount of dividends which can be paid to stockholders by life insurance companies domiciled in the State of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of surplus as regards policyholders or net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2021 without prior approval is $34.1 million, based on surplus as of the preceding December 31. At December 31, 2020, surplus as regards policyholders was $340.8 million, earned surplus was $169.2 million, and 2020 net income was $29.0 million.

The Company paid an ordinary dividend to its parent of $34.0 million in 2020 and $0.0 million in 2019.

51

SUPPLEMENTARY INFORMATION

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTE TO SUPPLEMENTAL SCHEDULE OF SELECETED STATUTORY-BASIS FINANCIAL DATA

AND SUPPLEMENTAL INVESTMENT DISCLOSURES

DECEMBER 31, 2021

Basis of Presentation

The accompanying supplemental schedules and interrogatories present selected statutory-basis financial data as of December 31, 2021 and for the year then ended for purposes of complying with the National Association of Insurance Commissioners’ (“NAIC”) Annual Statement Instructions and the NAIC’s Accounting Practices and Procedures Manual and agrees to or is included in the amounts reported in the Company’s 2021 Statutory Annual Statement as filed with the Ohio Department of Insurance. Captions not presented were not applicable to the Company.

52

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

DECEMBER 31, 2021

(Dollars in thousands)

Investment income earned:
U.S. Government bonds	$91
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	92,972
Preferred stocks (unaffiliated)	374
Common stocks (unaffiliated)	—
Policy loans	3,158
Cash, cash equivalents and short-term investments	133
Derivative instruments	9,133
Other invested assets	959
Other	43

Gross investment income	$106,863

Bonds (including short-term investments and cash equivalents) by maturity—statement value
Due within one year or less	$385,844
Over 1 year through 5 years	1,046,451
Over 5 years through 10 years	640,206
Over 10 years through 20 years	177,887
Over 20 years	87,486

Total by maturity	$2,337,874

Bonds (including short-term investments and cash equivalents) by NAIC designation—statement value
NAIC 1	$1,414,465
NAIC 2	881,263
NAIC 3	30,234
NAIC 4	9,911
NAIC 5	1,119
NAIC 6	882

Total by NAIC designation	$2,337,874

Total bonds publicly traded	$1,492,332

Total bonds privately placed	$845,542

Preferred stocks—statement value	$7,307

Common stocks—market value	$—

Short-term investments—book value	$54,922

Cash equivalents	$163,247

Equity index call options—market value	$16,529

Cash on deposit	$11,066

(Continued)	53

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF SELECTED STATUTORY-BASIS FINANCIAL DATA

(CONTINUED)

DECEMBER 31, 2021

(Dollars in thousands)

Annuities:
Ordinary:
Immediate - amount of income payable	$6,487

Deferred - fully paid account balance	$179,412

Deferred - not fully paid - account balance	$2,404,853

Group:
Fully paid account balance	$—

Not fully paid - account balance	$221,127

See accompanying independent auditors’ report.

54

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES

DECEMBER 31, 2021

(Dollars in thousands)

1.	AILIC’s total admitted assets as reported on page two of its Annual Statement excluding separate accounts assets is $2,534,961 thousand.

2.

Following are the 10 largest exposures to a single issuer/borrower/investment, by investment category, excluding: (i) U.S. Government, U.S. Government agency securities and those U.S. Government money market funds listed in the appendix to the SVO Practices and Procedures Manual as exempt, (ii) property occupied by AILIC, and (iii) policy loans:

Issuer	Amount	Percent of Total Admitted Assets
Federal Home Loan Mortgage Corporation	$17,227	0.7%
BFNS 2017-1	16,964	0.7%
Bacardi Limited	16,223	0.6%
Federal National Mortgage Association	15,670	0.6%
Dormitory Authority of the State of New York	13,730	0.5%
Citigroup Inc.	12,944	0.5%
AT&T Inc.	12,176	0.5%
Emerson Electric Co.	11,986	0.5%
Lloyds Banking Group PLC	11,979	0.5%
Oracle Corporation	11,966	0.5%

3.	AILIC’s total admitted assets held in bonds (including short-term investments and cash equivalents) and preferred stocks by NAIC rating are as follows:

Bonds			Preferred Stocks
		Percentage			Percentage
		of Total			of Total
		Admitted	NAIC		Admitted
NAIC Rating	Amount	Assets	Rating	Amount	Assets
NAIC-1	$1,414,465	55.8%	P/RP-1	$2,805	0.1%
NAIC-2	881,263	34.8%	P/RP-2	4,502	0.2%
NAIC-3	30,234	1.2%	P/RP-3	—	0.0%
NAIC-4	9,911	0.4%	P/RP-4	—	0.0%
NAIC-5	1,119	0.0%	P/RP-5	—	0.0%
NAIC-6	882	0.0%	P/RP-6	—	0.0%

Total	$2,337,874	92.2%	Total	$7,307	0.3%

4.	Assets held in foreign investments:

	Amount	Percent of Total Admitted Assets
Total admitted assets held in foreign investments	$322,363	12.7%
Foreign-currency-denominated investments	—	0.0%
Insurance liabilities denominated in that same foreign currency	—	0.0%

(Continued)	55

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2021

(Dollar in thousands)

5. Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percent of Total Admitted Assets
Countries rated NAIC-1	$317,384	12.5%
Countries rated NAIC-2	4,979	0.2%
Countries rated NAIC-3 or below	—	0.0%

6.	Largest foreign investment exposures to a single country, categorized by the country’s NAIC sovereign rating:

	Amount	Percent of Total Admitted Assets
Countries rated NAIC-1:
Cayman Islands	$136,889	5.4%
United Kingdom	62,356	2.5%
Countries rated NAIC-2
Italy	$2,981	0.1%
Mexico	1,998	0.1%
Countries rated NAIC-3 or below
	$—	0.0%
	—	0.0%

7.	The Company does not have any unhedged foreign currency exposure.

8.	The Company does not have any unhedged foreign currency exposure.

9.	The Company does not have any unhedged foreign currency exposure.

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

Issuer	NAIC Rating	Amount	Percent of Total Admitted Assets
BFNS 2017-1	1.B FE	$16,964	0.7%
Bacardi Limited	2.C FE	16,223	0.6%
Lloyds Banking Group PLC	1.F FE, 2.A FE	11,979	0.5%
NatWest Group PLC	2.A FE	9,105	0.4%
BDS 2019-Fl4 Ltd.	1.A FE, 1.D FE	8,963	0.4%
MF1 2020-FL4 Ltd.	1.A FE	8,500	0.3%
Arbor Realty Commercial Real Estate Notes 2020-Fl1 Limited	1.F PL	6,004	0.2%
Standard Chartered PLC	1.G FE, 2.B FE	5,998	0.2%
National Australia Bank Limited	1.D FE, 2.A FE	5,997	0.2%
Ares XLVI CLO Ltd	1.A FE	5,532	0.2%

(Continued)	56

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2021

(Dollars in thousands)

11.	Amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure:

	Amount	Percent of Total Admitted Assets
Total admitted assets held in Canadian investments	$72,753	2.9%
Canadian-currency-denominated investments	—	0.0%
Canadian-denominated insurance liabilities	—	0.0%
Unhedged Canadian currency exposure	—	0.0%

12.	Investments with contractual sales restrictions are less than 2.5% of the Company’s total admitted assets.

13.	Assets held in equity interests are less than 2.5% of the Company’s total admitted assets.

14.	Assets held in nonaffiliated, privately placed equities are less than 2.5% of the Company’s total admitted assets.

15.	Assets held in general partnership interests are less than 2.5% of the Company’s total admitted assets.

16.	Assets held in mortgage loans reported in Schedule B are less than 2.5% of the Company’s total admitted assets.

17.	Assets held in mortgage loans reported in Schedule B are less than 2.5% of the Company’s total admitted assets.

18.	Assets held in real estate reported are less than 2.5% of the Company’s total admitted assets.

19.	Investments held in mezzanine real estate loans are less than 2.5% of the Company’s total admitted assets.

20.	The Company has no admitted assets subject to securities lending, repurchase agreements, reverse repurchase agreements, dollar repurchase agreements, or dollar reverse repurchase agreements.

21.	The Company owns $16,529 thousand in hedging options. 22. The Company does not have any collars, swaps, or forwards. 23. The Company does not have any futures contracts.

See accompanying independent auditors’ report.

57

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL INVESTMENT DISCLOSURES (CONTINUED)

DECEMBER 31, 2021 (Dollars in thousands)

	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
Investment Categories	Amount	Percentage of Column 1 Line 13	Amount	Securities Lending Reinvested Collateral Amount	Total (Col 3 +4) Amount	Percentage of Column 5 Line 13
1. Long-Term Bonds:
1.01 U.S. Governments	2,329	0.1%	$2,329	$—	$2,329	0.1%
1.02 All Other Governments	2,997	0.1%	2,997	—	2,997	0.1%
1.03 U.S. States, Territories and Possessions etc., Guaranteed	32,703	1.3%	32,703	—	32,703	1.3%
1.04 U.S. Political Subdivisions of States, Territories and Possessions, Guaranteed	36,868	1.5%	36,868	—	36,868	1.5%
1.05 U.S. Special Revenue and Special Assessment Obligations, etc., Non-Guaranteed	212,710	8.5%	212,710	—	212,710	8.5%
1.06 Industrial and Miscellaneous	1,899,542	75.7%	1,899,542	—	1,899,542	75.7%
1.07 Hybrid Securities	2,000	0.1%	2,000	—	2,000	0.1%
1.08 Parent, Subsidiaries and Affiliates	—	0.0%	—	—	—	0.0%
1.09 SVO Identified Funds	—	0.0%	—	—	—	0.0%
1.10 Unaffiliated Bank Loans	—	0.0%	—	—	—	0.0%

1.11 Total Long-Term Bonds	2,189,149	87.3%	2,189,149	—	2,189,149	87.3%
2. Preferred Stocks:
2.01 Industrial and Misc. (Unaffiliated)	7,307	0.3%	7,307	—	7,307	0.3%
2.02 Parent, Subsidiaries and Affiliates	—	0.0%	—	—	—	0.0%

2.03 Total Preferred Stock	7,307	0.3%	7,307	—	7,307	0.3%
3. Common Stocks:			—	—	—	0.0%
3.01 Industrial and Miscellaneous Publicly Traded (Unaffiliated)	—	0.0%	—	—	—	0.0%
3.02 Industrial and Miscellaneous Other (Unaffiliated)	—	0.0%	—	—	—	0.0%
3.03 Parent, Subsidiaries and Affiliates Publicly Traded	—	0.0%	—	—	—	0.0%
3.04 Parent, Subsidiaries and Affiliates Other	—	0.0%	—	—	—	0.0%
3.05 Mutual Funds	—	0.0%	—	—	—	0.0%
3.06 Unit Investment Trusts	—	0.0%	—	—	—	0.0%
3.07 Closed-End Funds.	—	0.0%	—	—	—	0.0%

3.08 Total Common Stocks	—	0.0%	—	—	—	0.0%
4. Mortgage Loans:
4.01 Farm Mortgages	—	0.0%	—	—	—	0.0%
4.02 Residential Mortgages	—	0.0%	—	—	—	0.0%
4.03 Commercial Mortgages	—	0.0%	—	—	—	0.0%
4.04 Mezzanine Real Estate Loans	—	0.0%	—	—	—	0.0%

4.05 Total Mortgage Loans	—	0.0%	—	—	—	0.0%
5. Real estate:
5.01 Properties Occupied by Company	—	0.0%	—	—	—	0.0%
5.02 Properties Held for Production of Income	—	0.0%	—	—	—	0.0%
5.03 Properties Held for Sale	—	0.0%	—	—	—	0.0%

5.04 Total Real Estate	—	0.0%	—	—	—	0.0%
6. Cash, Cash Equivalents, and Short-Term Investments:
6.01 Cash	11,066	0.4%	11,066	—	11,066	0.4%
6.02 Cash Equivalents	163,247	6.5%	163,247	—	163,247	6.5%
6.03 Short-Term Investments	54,922	2.2%	54,922	—	54,922	2.2%

6.04 Total Cash, Cash Equivalents, and Short-Term Investments	229,235	9.1%	229,235	—	229,235	9.1%
7. Contract Loans	47,191	1.9%	47,191	—	47,191	1.9%
8. Derivatives	16,529	0.7%	16,529	—	16,529	0.7%
9. Other Invested Assets	18,374	0.7%	18,374	—	18,374	0.7%
10. Receivables for Securities	27	0.0%	27	—	27	0.0%
11. Securities Lending	—	0.0%	—	—	—	0.0%
12. Other Invested Assets	—	0.0%	—	—	—	0.0%

13. Total Invested Assets	2,507,812	100.0%	2,507,812	—	2,507,812	100.0%

*	Gross investment holdings as valued in compliance with NAIC SAP.

See accompanying independent auditors’ report.

58

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF LIFE AND HEALTH REINSURANCE DISCLOSURES

FOR THE YEAR ENDED DECEMBER 31, 2021

The following information regarding reinsurance contracts is presented to satisfy the disclosure requirements in SSAP No. 61R, Life, Deposit-Type and Accident and Health Reinsurance, which apply to reinsurance contracts entered into, renewed or amended on or after January 1, 1996.

1.

Has Annuity Investors Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is subject to Appendix A-791, Life and Health Reinsurance Agreements, and includes a provision that limits the reinsurer’s assumption of significant risks identified in Appendix A-791?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes  ☐    No  ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate if deposit accounting was applied for all contracts subject to Appendix A-791 that limit significant risks.

Yes  ☐    No  ☐    N/A  ☒

2.

Has Annuity Investors Life Insurance Company reinsured any risk with any other entity under a reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) that is not subject to Appendix A-791, for which reinsurance accounting was applied and includes a provision that limits the reinsurer’s assumption of risk?

Examples of risk-limiting features include provisions such as a deductible, a loss ratio corridor, a loss cap, an aggregate limit or other provisions that result in similar effects.

Yes  ☐    No  ☒

If yes, indicate the number of reinsurance contracts to which such provisions apply:

If yes, indicate whether the reinsurance credit was reduced for the risk-limiting features.

Yes  ☐    No  ☐    N/A  ☒

3.

Does Annuity Investors Life Insurance Company have any reinsurance contracts (other than reinsurance contracts with a federal or state facility) that contain one or more of the following features which may result in delays in payment in form or in fact:

(a)	Provisions that permit the reporting of losses to be made less frequently than quarterly;

(b)	Provisions that permit settlements to be made less frequently than quarterly;

(c)	Provisions that permit payments due from the reinsurer to not be made in cash within ninety (90) days of the settlement date (unless there is no activity during the period); or

(d)	The existence of payment schedules, accumulating retentions from multiple years, or any features inherently designed to delay timing of the reimbursement to the ceding entity.

Yes  ☐    No  ☒

(Continued)

59

ANNUITY INVESTORS LIFE INSURANCE COMPANY

SUPPLEMENTAL SCHEDULE OF LIFE AND HEALTH REINSURANCE DISCLOSURES (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2021

4.

Has Annuity Investors Life Insurance Company reflected reinsurance accounting credit for any contracts that are not subject to Appendix A-791 and not yearly renewable term reinsurance, which meet the risk transfer requirements of SSAP No. 61R?

Type of contract:	Response:	Identify reinsurance contract(s):	Has the insured event(s) triggering contract coverage been recognized?
Assumption reinsurance – new for the reporting period	Yes ☐ No ☒		N/A
Non-proportional reinsurance, which does not result in significant surplus relief	Yes ☐ No ☒		Yes ☐ No ☐ N/A ☒

5.

Has Annuity Investors Life Insurance Company ceded any risk, which is not subject to Appendix A-791 and not yearly renewable term reinsurance, under any reinsurance contract (or multiple contracts with the same reinsurer or its affiliates) during the period covered by the financial statements, and either:

(a)	Accounted for that contract as reinsurance under statutory accounting principles (SAP) and as a deposit under generally accepted accounting principles (GAAP); or

Yes  ☐    No  ☒    N/A  ☐

(b)	Accounted for that contract as reinsurance under GAAP and as a deposit under SAP?

Yes  ☐    No  ☒    N/A  ☐

If the answer to item (a) or item (b) is yes, include relevant information regarding GAAP to SAP differences from the accounting policy footnote to the audited statutory-basis financial statements to explain why the contract(s) is treated differently for GAAP and SAP below:

See accompanying independent auditors’ report.

60

PART C. Other Information

Note: This Part C contains information related to The Commodore Spirit® Variable Contract (File No. 333-19725), and Annuity Investors® Variable Account B.

Item 27.	Exhibits

(a)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(b)	Not Applicable.

(c)	Distribution and Selling Agreements.

DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) dated December 1, 1995. 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. (Effective May 1, 1997). 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and Schedule 2A (Special Addendum) to Distribution Agreement. 28/

SELLING AGREEMENTS

(3)	Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 2/

(4)	Revised Form of Selling Agreement between Annuity Investors Life Insurance® Company, AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and another Broker-Dealer. 12/

(5)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

RELATED AGREEMENTS

(6) Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. dated February 2, 1995. 2/

(d)	Individual and Group Contract Forms, Endorsements and Riders.

CONTRACTS

(1)	Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (Q Rev. 3/97)-3). 2A/

(2)	Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (A801-BD (NQ Rev. 3/07)-3). 2A/

(3)	Form of Group Flexible Premium Deferred Variable Annuity Contract (G801-BD (97)-3). 2A/

(4)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (C801-BD (97)-3). 2A/

(5)	Revised Form of Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809003NW). 2B/

(6)	Revised Form of Non-Qualified Individual Flexible Premium Deferred Variable Annuity Contract (P1809103NW). 2B/

(7)	Form of Group Flexible Premium Deferred Variable Annuity Contract (P2008603NW). 29/

(8)	Form of Certificate of Participation under a Group Flexible Premium Deferred Variable Annuity Contract (P2008703NW). 29/

1

LOAN	ENDORSEMENTS

(9)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). 2A/

(10)	Form of Loan Endorsement to Group Contract (EGLOAN (95)-3). 2A/

(11)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (95)-3). 2A/

(12)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(13)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(14)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (E2008503NW). 28/

(15)	Form of Loan Restriction Endorsement to Individual and Group Contract (for use in PA) (E6009904NW). 29/

TEXAS	OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(16)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). 2A/

(17)	Form of Texas Optional Retirement Program Endorsement to Group Contract (EGTXORP (5/96)-3). 2A/

(18)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ECTXORP (5/96)-3. 2A/

LONG-TERM	CARE WAIVER RIDERS

(19)	Form of Long-Term Care Waiver Raider to Individual Contract (R115 (Rev. 8/95)-3. 1A/

(20)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(21)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

DEFERRED	COMPENSATION ENDORSEMENTS

(22)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). 2A/

(23)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

SIMPLE	IRA ENDORSEMENTS

(24)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (Rev. 11/97)-3). 3/

(25)	Form of SIMPLE IRA Endorsement to Individual Contract (E408P (97)-3). 39/

(26)	Form of SIMPLE Individual Retirement Annuity Endorsement to Group Contract (EG408P (98)-3). 38/

(27)	Form of SIMPLE Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 38/

(28)	Revised Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

ROTH	IRA ENDORSEMENTS

(29)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(30)	Form of Roth Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(31)	Form of Roth Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(32)	Form of Roth IRA Endorsement to Qualified Individual Contract (E6003102NW). 28/

EMPLOYER	PLAN ENDORSEMENTS

(33)	Form of Employer Plan Endorsement to Individual Contract (EPLAN (96)-3). 3A/

(34)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (96)-3). 2A/

(35)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (96)-3). 2A/

(36)	Revised Form of Employer Plan Endorsement to Group Contract (EPLAN (Rev. 2/98)-3). 3/

2

(37)	Revised Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (EGPLAN (Rev 2/98)-3). 3/

(38)	Revised Form of Employer Plan Endorsement to Qualified Individual Contract (ECPLAN (Rev. 2/98)-3). 3/

TAX	SHELTERED ANNUITY ENDORSEMENTS

(39)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (Rev. 2/98)-3). 3/

(40)	Form of Tax Sheltered Annuity Endorsement to Individual Contract (ETSA (96)-3). 2A/

(41)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(42)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (96)-3). 2A/

(43)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(44)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (96)-3). 2A/

(45)	Revised Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(46)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(47)	Revised Form of Tax Sheltered Annuity Endorsement to Individual Contract (E6003306NW). 28/

(48)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(49)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(50)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(51)	Revised Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(52)	Revised Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

QUALIFIED	PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(53)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (Rev. 2/98)-3). 3/

(54)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E401 (96)-3). 2A/

(55)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(56)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (95)-3). 2A/

(57)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (Rev. 2/98)-3). 3/

(58)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under Group Contract (EC401 (95)-3). 2A/

(59)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003405NW). 28A/

(60)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Individual Contract (E6003402NW). 39/

(61)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(62)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

3

(63)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(64)	Revised Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

GOVERNMENTAL	SECTION 457 PLAN ENDORSEMENTS

(65)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(66)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(67)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(68)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E6003505NW). 28A/

(69)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(70)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(71)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(72)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

SUCCESSOR	OWNER ENDORSEMENTS

(73)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC A801 (99)-3). 5/

(74)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

(75)	Form of Successor Owner Endorsement to Certificate of Participation under a Group Contract (ECSUC (99)-3). 5/

INDIVIDUAL	RETIREMENT ANNUITY ENDORSEMENTS

(76)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA 996)-3). 2A/

(77)	Form of Individual Retirement Annuity Endorsement to Individual Contract (EIRA (Rev. 9/97)-3. 2A/

(78)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 38/

(79)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 38/

(80)	Revised Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

OTHER	ENDORSEMENTS

(81)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 38/

(82)	Form of Settlement Options Endorsement to Individual Contract and Group Contract (E6012104NW). 39/

GUARANTEED	WITHDRAWAL BENEFIT RIDERS

(83)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(84)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(85)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2010807NW). 22/

(86)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(87)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(88)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Certificate of Participation under Group Contract (R2011007NW). 22/

4

INCOME	BENEFIT RIDER

(89)	Form of Income Benefit Rider to Qualified Individual Contract. 8/

(90)	Form of Income Benefit Rider to Non-Qualified Individual Contract. 8/

(91)	Form of Income Benefit Rider to Group Contract. 8/

(92)	Form of Income Benefit Rider to Certificate of Participation under a Group Contract. 8/

DEATH	BENEFIT ENDORSEMENTS

(93)	Form of Optional Death Benefit Endorsement to Individual Contract. 9/

(94)	Form of Death Benefit Amount Endorsement to Individual Contract. 10/

(95)	Form of Death Benefit Amount Endorsement to Group Contract. 10/

(96)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract. 10/

(97)	Form of Death Benefit Amount Endorsement to Group Contract (E2007002NW). 28/

(98)	Form of Death Benefit Amount Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

RMD	ENDORSEMENTS

(99)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(100)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

ACD	ENDORSEMENTS

(101)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(102)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(103)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(e)	Applications.

INDIVIDUAL	AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract.2A

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 4/

GROUP	APPLICATIONS

(3)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 2A/

(4)	Revised Form of Application for Group Flexible Premium Deferred Annuity Contract. 4/

(f)	Organizational Documents.

ARTICLES	OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company® as amended through August 14, 1996. 1/

CODE	OF REGULATIONS

(2)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

5

(g)	Not Applicable.

(h)	Participation Agreements.

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)

AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001. 35/

(a)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment No. 2 effective July 1, 2002, to Participation Agreement. 36/

(b)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2004, to Participation Agreement. 18/

(c)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective May 1, 2008, to Participation Agreement. 24/

(d)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM (Invesco): Administrative Services Agreement dated as of October 1, 2016 between Annuity Investors Life Insurance Company and Invesco Advisors, Inc. 33/

(3)	AIM (Invesco): Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002. 36/

(4)	AIM (Invesco): AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(a)	AIM (Invesco) : Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

AMERICAN	CENTURY

(5)	[reserved]

(6)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(a)	American Century : Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(7)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dated as of October 16, 2006. 24/

CALAMOS	ADVISORS TRUST

(8)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(9)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(10)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

DAVIS	VARIABLE ACCOUNT FUND

(11)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(a)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

6

BNY	MELLON VARIABLE INVESTMENT FUND AND BNY MELLON INVESTMENT PORTFOLIOS
(f/k/a	Dreyfus Variable Investment Fund and Dreyfus Investment Portfolios)

(12)	BNY Mellon Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Variable Investment Fund dated November 21, 1995. 2/

(a)

BNY Mellon Variable Investment Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company and BNY Mellon Variable Investment Fund. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement. 39/

(d)	BNY Mellon Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(e)	BNY Mellon Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY	MELLON SUSTAINABLE U.S. EQUITY PORTFOLIO (f/k/a Dreyfus Socially Responsible Growth Fund)

(13)

BNY Mellon Sustainable U.S. Equity Portfolio: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. dated November 21, 1995. 2/

(a)

BNY Mellon Sustainable U.S. Equity Portfolio: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors life Insurance Company® and BNY Mellon Sustainable U.S. Equity Portfolio, Inc. 2A/

(b)	BNY Mellon Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Sustainable U.S. Equity Portfolio: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Sustainable U.S. Equity Portfolio: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY	MELLON STOCK INDEX FUND (f/k/a Dreyfus Stock Index Fund)

(14)	BNY Mellon Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund dated November 21, 1995. 2/

(a)

BNY Mellon Stock Index Fund: Letter of Agreement (as to references to Separate Account in November 21, 1995 Participation Agreement) dated April 14, 1997 between Annuity Investors Life Insurance Company® and BNY Mellon Stock Index Fund. 2A/

(b)	BNY Mellon Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement. 36/

(c)	BNY Mellon Stock Index Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(d)	BNY Mellon Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 30/

BNY	MELLON FUNDS (f/k/a Dreyfus Funds)

(15)	BNY Mellon: Amended and Restated Administrative Services Agreement between BNY Mellon and Annuity Investors Life Insurance Company® dated April 24, 1997. 2A/

(a)	BNY Mellon: Amendment dated July 1, 2002 to Amended and Restated Letter Agreement dated July 24, 1997. 36/

(b)	BNY Mellon: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement. 18/

7

(c)	BNY Mellon: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(16)	BNY Mellon: Letter Agreement (Shareholder Services) between BNY Mellon and Annuity Investors Life Insurance Company dated July 1, 2002. 36/

(a)	BNY Mellon: Amendment to Letter Agreement (Shareholder Services) dated as of March 1, 2007. 39/

(17)	BNY Mellon: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between BNY Mellon and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

DEUTSCHE	DWS

(18)

Deutsche DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dated as of May 1, 2008. 24/

(a)	Deutsche DWS Variable Series I, Variable Series II, and Investment VIT Funds: Amendment dated May 1, 2015 to Participation Agreement. 32/

(19)	Deutsche DWS: Form of Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(20)	Deutsche DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.[8]

(a)	Deutsche DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement. 39/

(b)	Deutsche DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement. 39/

(c)	Deutsche DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(d)	Deutsche DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. 26/

(21)	Deutsche DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

ALPS	VARIABLE INVESTMENT TRUST (Morningstar Portfolios) (f/k/a Ibbotson Portfolios)

(22)

Morningstar Portfolios: Fund Participation Agreement among Annuity Investors Life Insurance Company, ALPS Variable Investment Trust (Morningstar Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(a)	Morningstar Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007. 39/

(b)	Morningstar Portfolios : Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

(c)	Morningstar Portfolios : Amendment dated April 30, 2013 to Fund Participation Agreement. 31/

(d)	Morningstar Portfolios: Amendment dated June 14, 2017 to Fund Participation Agreement. 34/

(23)	Morningstar Portfolios: Rule 22c-2 Shareholder Information Agreement between ALPS Variable Investment Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(24)	Morningstar Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements. 39/

FRANKLIN	TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

(25)

Franklin Templeton Variable Insurance Products Trust: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

8

(a)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(b)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 2 dated as of April 15, 2013 to Fund Participation Agreement. 31/

(c)	Franklin Templeton Variable Insurance Products Trust: Participation Agreement Addendum dated May 1, 2015. 32/

(26)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company. 39/

(a)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 39/

(27)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

JANUS	ASPEN SERIES

(28)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series dated September 1, 1995. 2/

(a)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(b)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements. 39/

(c)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements. 39 /

(d)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.[21]

(29)	Janus: Letter Agreement (Administrative Services) between Annuity Investors Life Insurance Company® and Janus Capital Corporation dated December 6, 1996. 2A/

(30)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

MORGAN	STANLEY VARIABLE INSURANCE FUND (f/k/a Van Kampen)

(31)	Morgan Stanley Variable Insurance Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 2A/

(a)	Morgan Stanley Variable Insurance Fund: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Variable Insurance Fund, Inc. 3/

(b)	Morgan Stanley Variable Insurance Fund: Amendment dated as of July 1, 2002 to Participation Agreement.[36]

(c)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(d)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(e)	Morgan Stanley Variable Insurance Fund: Amendment dated as of May 1, 2015 to Participation Agreement. 32/

(32)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997. 2A/

(a)	Morgan Stanley: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(b)	Morgan Stanley : Letter Agreement dated May 1, 2015 among The Universal Institutional Fund, Morgan Stanley Investment Advisors, and Annuity Investors Life Insurance Company. 32/

(33)	Morgan Stanley: Shareholder Information Agreement (Rule 22c-2) between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

9

AIM	VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
(f/k/a	Oppenheimer Variable Account Funds)

(34)	Invesco Variable Insurance Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Invesco Variable Insurance Funds. 36/

(a)	Invesco Variable Insurance Funds: Amendment effective December 1, 2004 to Participation Agreement. 37/

(b)	Invesco Variable Insurance Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.[24]

(35)	Invesco: Letter Agreement (Administrative Services) with Invesco Funds dated July 1, 2002. 36/

(36)	Invesco: Shareholder Information Agreement between Oppenheimer Funds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

PIMCO	VARIABLE INSURANCE TRUST

(37)

PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC effective July 1, 2002. 27/

(a)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(b)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(c)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(d)	PIMCO Variable Insurance Trust: Amendment dated May 1, 2015 to Participation Agreement. 32/

(38)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(39)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 30/

THE	TIMOTHY PLAN

(40)	The Timothy Plan: Participation Agreement between The Timothy Plan, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	The Timothy Plan: Amendment effective January 12, 2006 to Participation Agreement. 21/

(41)	Timothy Plan: Administrative Services Agreement between The Timothy Plan and Annuity Investors Life Insurance Company® . 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement. 39/

(42)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007. 39/

WILSHIRE	VARIABLE INSURANCE TRUST

(43)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(44)

Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, Ultimus Fund Distributors, LLC and Annuity Investors Life Insurance Company dated as of October 1, 2016. 33/

(i)	Not Applicable

(j)	Other Material Contracts

(1)	MassMutual Administrative Services Agreement [40]

(2)	Amendment to MassMutual Administrative Services Agreement [40]

10

(k)	Opinion and Consent of Counsel dated December 19, 1996. 1/

(l)	Consent of Independent Registered Public Accounting FirmFW

(m)	Not Applicable.

(n)	Not Applicable.

(o)	Not Applicable.

(99)	Powers of Attorney. [40]

(99.1)	Power of Attorney (Muething) [41]

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on December 23, 1996.
1A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on November 8, 1995.

2/

Incorporated by reference to Pre-Effective Amendment No. 3 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on June 3, 1997.

2B/

Incorporated by reference to Post-Effective Amendment No. 13 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 27, 2004.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on May 6, 1998.
3A/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on May 6, 1998.
3B/	[text intentionally deleted]
4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 29, 1998.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on February 26, 1999.

6/	[text intentionally deleted]
7/	[text intentionally deleted]
8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 26, 1999.

9/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 2, 2001.
10/

Incorporated by reference to Post-Effective Amendment No. 11 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 28, 2003.

11/	[text intentionally deleted]
12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on November 17, 1998.

13/	[text intentionally deleted]
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/	[text intentionally deleted]
17/	[text intentionally deleted]
18/	Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1940 Act File No. 811-21095, on March 1, 2005.
19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/

Incorporated by reference to Post-Effective Amendment No. 18 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on May 1, 2006.

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about May 22, 2007.

11

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676 (Access100), 1940 Act File No. 811-21095, on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095, on or about April 29, 2010.

27/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 22, 2011.

28/

Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971 (Advantage), 1940 Act File No. 811-08017, on or about April 25, 2012.

28A/

Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51955 (Independence), 1940 Act File No. 811-08017, on or about April 23, 2012.

29/

Incorporated by reference to Post-Effective Amendment No. 27 filed on behalf of Annuity Investors Variable Account B, 1933 Act File. No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on or about April 26, 2012.

30/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861 (Nauticus), 1940 Act File No. 811-07299, on or about April 25, 2013.

31/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 25, 2014.

32/

Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors Variable Account C 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on or about April 28, 2015.

33/

Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors Variable Account C. 1933 Act File No. 333-148387 (Transition20), 1940 Act File No. 811-21095 on April 28, 2017.

34/

Incorporated by reference to Post-Effective Amendment No. 26 filed on behalf of Annuity Investors Variable Account B. 1933 Act File No. 333-51955 (Independence), 1940 act File No. 811-08017 on or about April 27, 2018.

35/

Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of AIM Variable Insurance Funds, Inc., 1933 Act File No. 33-57340, 1940 Act File No. 811-7452, on February 12, 2002 as Exhibit H75.

36/

Incorporated by reference to Pre-Effective Amendment No. 1 (Form N-4 EL/A) filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300 (Helmsman), 1940 Act File No. 811-21095, on July 26, 2002.

37/	Incorporated by reference to Post-Effective Amendment No. 10 filed on behalf of Annuity Investors® Variable Account A, 1940 Act File No. 811-07299, on April 29, 2005.
38/

Incorporated by reference to Post-Effective Amendment No. 4 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Navigator), 1940 Act File No. 811-08017, on February 1, 1999.

39/

Incorporated by reference to Post-Effective Amendment No. 36 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on August 28, 2020.

40/

Incorporated by reference to Post-Effective Amendment No. 38 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on February 1, 2022.

41/

Incorporated by reference to Post-Effective Amendment No. 39 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725 (Spirit), 1940 Act File No. 811-08017, on April 18, 2022.

FW/ Filed herewith.

12

Item 28.	Directors and Officers of Annuity Investors Life Insurance Company®

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company..

Name and Principal Business Address	Positions and Offices with the Company
Dominic Blue 1295 State Street, Springfield ,MA 01111-001	Director

Donna Carrelli 301 East Fourth Street, Cincinnati, Ohio 45202	Head of Insurance Operations

Susan Cicco 1295 State Street, Springfield ,MA 01111-001	Director

Geoffrey J. Craddock 1295 State Street, Springfield ,MA 01111-001	Director

Roger W. Crandall 1295 State Street, Springfield ,MA 01111-001	Director, Chairman of the Board

Michael R. Fanning 1295 State Street, Springfield ,MA 01111-001	Director, Vice Chairman of the Board and Chief Executive Officer

John P. Gruber 301 East Fourth Street, Cincinnati, Ohio 45202	Senior Vice President, Secretary and General Counsel

Paul A. LaPiana 1295 State Street, Springfield ,MA 01111-001	Director

Christopher P. Miliano 301 East Fourth Street, Cincinnati, Ohio 45202	Head of AILIC Finance and Treasurer

Mark F. Muething 301 East Fourth Street, Cincinnati, Ohio 45202	Director, President and Assistant Secretary

Michael J. O’Connor 1295 State Street, Springfield ,MA 01111-001	Director

Eric W. Partlan 1295 State Street, Springfield ,MA 01111-001	Director, Chief Investment Officer

Gareth F. Ross 1295 State Street, Springfield ,MA 01111-001	Director

Arthur W. Wallace 1295 State Street, Springfield ,MA 01111-001	Director

Elizabeth A. Ward 1295 State Street, Springfield ,MA 01111-001	Director

Item 29.	Persons Controlled by or Under Common Control with the Depositor and Registrant

The Depositor, Annuity Investors Life Insurance Company is a stock life insurance company incorporated under the laws of the State of Ohio. It is a wholly owned subsidiary of Great American Life Insurance Company, which is a wholly owned subsidiary of Glidepath Holdings, Inc., which is in turn a wholly owned subsidiary of Massachusetts Mutual Life Insurance Company.

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

13

Item 30.	Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 31.	Principal Underwriter

(a)

Great American Advisors®, Inc. is the principal underwriter for the following investment companies (including the Registrant): Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.

Mark F. Muething	Vice President, Secretary & Chief Legal Officer and Director

Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer

Athena Purdon	Treasurer

(c) Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 32.	Location of Accounts and Records

Omitted

Item 33.	Management Services

Not Applicable.

Item 34.	Fee Representation

The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks assumed by the Company.

14

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on April 29, 2022.

ANNUITY INVESTORS® VARIABLE ACCOUNT B
(Registrant)

By:	/s/ Christopher P. Miliano
Christopher P. Miliano
Head of Finance and Treasurer
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY®
(Depositor)

By:	/s/ Christopher P. Miliano
Christopher P. Miliano
Head of Finance and Treasurer

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Capacity	Date

/s/ Dominic L. Blue*	Director	April 29, 2022
Dominic L. Blue*

/s/ Susan M. Cicco*	Director	April 29, 2022
Susan M. Cicco*

/s/ Geoffrey J. Craddock*	Director	April 29, 2022
Geoffrey J. Craddock*

/s/ Roger W. Crandall*	Director	April 29, 2022
Roger W. Crandall*

/s/ Michael R. Fanning*	Director Chief Executive Officer (principal executive officer)	April 29, 2022
Michael R. Fanning*

/s/ Paul A. LaPiana*	Director	April 29, 2022
Paul A. LaPiana*

/s/ Mark F. Muething*	Director, President	April 29, 2022
Mark F. Muething

/s/ Michael J. O’Connor*	Director	April 29, 2022
Michael J. O’Connor*

/s/ Eric W. Partlan*	Director	April 29 , 2022
Eric W. Partlan*

/s/ Christopher P. Miliano	Principal Accounting Officer	April 29, 2022
Christopher P. Miliano

/s/ Gareth F. Ross*	Director	April 29, 2022
Gareth F. Ross*

/s/ Arthur W. Wallace*	Director	April 29, 2022
Arthur W. Wallace*

/s/ Elizabeth A. Ward*	Director	April 29, 2022
Elizabeth A. Ward*

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact April 29, 2022

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

27(l)	Consents of Independent Registered Public Accounting Firms